As filed with the SEC on April 28, 2011
Registration No. 333-141878
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 6 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 62 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JEFFREY K. CIMINI
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V5A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2011, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on ______, pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Fidelity Growth and Guaranteed Income® Annuity

Introduction

This prospectus describes a single premium deferred variable annuity contract with a guaranteed withdrawal for life benefit (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us") through Fidelity Investments Variable Annuity Account I (the "Variable Account"). All guarantees described in the Contract are subject to the claims paying ability of FILI. We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments.

The Contract may be owned by one or two individuals. A Contract may also be owned by a trust that exists for the benefit of one or two individuals. You, the Owner or Owners, may purchase a Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2011. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US:

Nationally 1-800-544-2442

Date: April 30, 2011

Investment Options

You may currently direct your money to one or both of two available variable subaccounts (the "Investment Options"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future and limit the percent of any allocation to an Investment Option.

One subaccount invests solely in the Fidelity VIP Balanced Portfolio. The other invests solely in the Fidelity VIP FundsManager® 60% Portfolio.

The Fidelity VIP Balanced Portfolio is managed by Fidelity Management & Research Company ("FMR"). The Fidelity VIP FundsManager® 60% Portfolio is managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR.

GMWB

Prospectus Contents

Glossary	<Click Here>
Fee Table	<Click Here>
Summary of the Contract	<Click Here>
Facts About FILI, the Variable Account, and the Funds
FILI	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Application and Purchase Payment	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Making Exchanges Among Investment Options	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Guaranteed Withdrawal Benefit for Life	<Click Here>
Systematic Withdrawal Program	<Click Here>
Postponement of Payment	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Automatic Transfer to Money Market Investment Option Upon Due Proof of Death	<Click Here>
Required Distributions On Death of Owner	<Click Here>
Annuity Date	<Click Here>
Annuity Income	<Click Here>
Contracts Owned by Trusts	<Click Here>
Reports to Owners	<Click Here>
Tax Considerations	<Click Here>
Other Contract Provisions	<Click Here>
Selling the Contracts	<Click Here>
Special Provisions for Sales Under Sponsored Arrangements	<Click Here>
More About the Investment Options and the Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Guaranteed Withdrawal Benefit for Life Examples	<Click Here>
Appendix B: Table of Accumulation Unit Values	<Click Here>
Appendix C: Table of Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

GMWB

Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) whose age and life determine eligibility for benefits under the Guaranteed Withdrawal Benefit For Life provision and the Annuity Income provisions.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners and Annuitants die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Gross Withdrawal - The amount by which a withdrawal reduces the Contract Value. Such amount may include a Surrender Charge and taxes.

Guaranteed Withdrawal Benefit Amount ("GWB Amount") - The amount you are eligible to withdraw each Contract Year after the youngest Annuitant reaches age 59 1/2.

Guaranteed Withdrawal Benefit Value ("GWB Value") - The value we use to determine your GWB Amount.

Investment Options - The Subaccounts of the Variable Account to which you may allocate your Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b) respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Money Market Period - The period of time during the Contract's Free Look Period where your Contract will be invested entirely in the Money Market Investment Option if your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment.

Non-qualified Contract - A contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - also "You" or "Your" - The one or two persons who have the ownership rights and privileges under the Contract. Two people may purchase a Contract only if they are spouses.

Purchase Payment - The single premium amount you invest in a Contract before any deduction for premium taxes.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

GMWB

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Percentage - The percentage we use to determine the GWB Amount for your Contract each Contract Year. The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 will determine the Withdrawal Percentage for the duration of your Contract.

You, you or Your, your - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed. You may not remove an Owner.

GMWB

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning or surrendering the Contract, not including Fund fees and expenses. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Surrender Fees (as a percentage of amount surrendered during first 5 Contract Years)[1]	2%
Premium Taxes (as a percentage of Contract Value or Purchase Payment)[2]	0%-3.5%

The following table describes the fees and expenses that you will pay periodically while you own your Contract, not including Fund fees and expenses.

Maximum Charge
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk ("M&E") Charge
For Contracts with 1 Annuitant	1.00%[3]
For Contracts with 2 Annuitants	1.15%[3]
Administrative Charge	0.25%
Total Separate Account Annual Fees
For Contracts with 1 Annuitant	1.25%[4]
For Contracts with 2 Annuitants	1.40%[4]

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)[5]	0.29%	0.90%

1 Surrender Charge will not apply to GWB Amounts or amounts withdrawn pursuant to a systematic withdrawal program to meet minimum required distributions under the Code.

2 Premium tax rate varies by state and the type of Contract you own.

3 For Contracts purchased prior to 1/1/2009, the M&E Charge is 0.85% for Contracts with 1 Annuitant and 1.00% for Contracts for 2 Annuitants.

4 For Contracts purchased prior to 1/1/2009, the Total Separate Account Annual Fees is 1.10% for Contracts with 1 Annuitant and 1.25% for Contracts with 2 Annuitants.

5 The expenses shown do not reflect any fee waivers or expense reimbursements. The advisers and /or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below certain specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.28% and 0.85% respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

The annual operating expenses provided are based on estimated expenses.

GMWB

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes your investment has a 5% return each year. The Example reflects the impact of Surrender Fees, Total Separate Account Annual Expenses of 1.40%, and the maximum fees and expenses of any of the Funds. This Example assumes that no premium tax was deducted. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below:

(a) If you surrender Your Contract at the end of the applicable time period (during the 1, 3, and 5 years periods, the entire amount surrendered is subject to the 2% surrender fee):

1 year	3 years	5 years	10 years
$439	$935	$1,459	$2,636

(b) If you annuitize at the end of the applicable period or do not surrender your Contract:

1 year	3 years	5 years	10 years
$233	$718	$1,230	$2,636

GMWB

Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. Money used to fund a Qualified Contract already receives tax-deferral so this contract should not be purchased solely for this reason. For Contracts owned by individuals, all Owners must be age 85 or younger on the Contract Date. For Contracts owned by revocable grantor trusts, the Annuitant(s) must be age 85 or younger on the Contract Date. We designed the Contract to provide assistance in meeting retirement income goals by providing a withdrawal feature that allows for guaranteed withdrawals that begin when the youngest Annuitant reaches age 59 1/2 and last for the life or lives of the Annuitant(s).

You may invest in one or both of the two Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Non-qualified Contract may be purchased with money from any source. Qualified Contracts should only be purchased with money transferred from an IRA or rolled over from a qualified plan such as a 401(a), or a 401(k) plan, a 403(b) plan, or a governmental 457(b) plan.

The Contract provides for a withdrawal benefit where you may make withdrawals of a guaranteed amount each Contract Year for the life or lives of the Annuitant(s). The amount you can withdraw under this benefit may change each year. The Contract also provides for annuity income payments to the Owner(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s) subject to certain conditions. If at any time you elect to receive annuity income payments using the Contract Value and any annuity purchase rates offered by us, the Guaranteed Withdrawal Benefit For Life feature will cease immediately.

YOU SHOULD PURCHASE THIS CONTRACT ONLY IF YOU ARE BUYING IT FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. WE OFFER, FOR A LOWER CHARGE, A SUBSTANTIALLY SIMILAR VARIABLE ANNUITY WHICH DOES NOT INCLUDE THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. Please call us at 1-800-544-2442 if you would like a prospectus for that variable annuity.

Before the Annuity Date, you may exchange your Contract for any immediate annuity contract we then offer.

Minimum Purchase Payment Amount

To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. Additional Purchase Payments are not allowed. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. In general, the aggregate value of all the proceeds must be at least $25,000.

We currently limit the amount of any Purchase Payment to $3,000,000 without our prior approval. We reserve the right to reject any Purchase Payment. We also reserve the right to reject a Purchase Payment made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time prior to the Annuity Date. See Withdrawals on page <Click Here>.

The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 triggers the commencement of the Guaranteed Withdrawal Benefit for Life feature. You may then withdraw a Guaranteed Withdrawal Benefit Amount ("GWB Amount") each Contract Year until there is no longer any living Annuitant. The GWB Amount may change each Contract Year. See Guaranteed Withdrawal Benefit For Life on page <Click Here>.

Withdrawals taken during the first five (5) Contract Years will be subject to a Surrender Charge unless (1) the withdrawal is taken under the Guaranteed Withdrawal Benefit For Life feature, (2) the withdrawal is taken to comply with the minimum required distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) as a required distribution following the death of an Owner. If you withdraw all of your Contract Value, the Contract will end unless you are eligible to receive withdrawals under the Guaranteed Withdrawal Benefit For Life feature.

The Contract Value is before any deductions for any Surrender Charge we may impose and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

GMWB

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page <Click Here>.

Guaranteed Withdrawal Benefit For Life

Under this benefit, you are eligible to take one or more withdrawals up to the GWB Amount each Contract Year starting when the youngest Annuitant reaches age 59 1/2. The GWB Amount may change each year. You are eligible to take the GWB Amount each Contract Year until there is no longer any living Annuitant.

On each Contract Anniversary following your first GWB Amount withdrawal, we determine a GWB Amount for the ensuing Contract Year. We do this by multiplying a percentage, called a "Withdrawal Percentage", by a value called the Guaranteed Withdrawal Benefit Value ("GWB Value"). The Withdrawal Percentage will be a percentage between 4.5% and 7%. We will set the Withdrawal Percentage for your Contract the first time you take a withdrawal after the youngest Annuitant reaches age 59 1/2. The Withdrawal Percentage will be based on the age and number of Annuitants. On the Contract Date, the GWB Value equals your Purchase Payment. The GWB Value may increase from one Contract Year to the next. On each Contract Anniversary before the oldest Annuitant turns 85, the GWB Value will be compared to the Contract Value and if the Contract Value is greater than the GWB Value, the GWB Value will be increased to equal the Contract Value. The GWB Value may also decrease under certain conditions. Withdrawals that exceed the GWB Amount or that are taken before the youngest Annuitant reaches age 59 1/2 may significantly reduce the value of this benefit. See Guaranteed Withdrawal Benefit For Life on page <Click Here> and the examples shown in Appendix A.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an owner, we limit joint ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant. We do not recommend naming a civil union partner as a joint Owner or Annuitant because federal tax law does not extend the same contract continuation rights to civil union partners as it does to spouses. See Required Distributions on Death of Owner on page <Click Here>.

Annuity Income

For a Contract issued to one Owner, we pay fixed annuity income to the Owner beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay fixed annuity income to the Owners if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own.

You may elect to receive annuity income payments under any of our available annuity income options. The Contract offers two annuity income options:

(1) You may receive the greater of (a) or (b) where (a) is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and (b) is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary, and

(2) You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option. See Conversion of GWB Amount Payments on page <Click Here>.

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. For example, on your Annuity Date, the refund feature under Annuity Income option (1) may be unavailable and any guarantee period under any annuity income option may be limited to the life expectancy of the Annuitant(s) as determined by federal income tax regulations. See Annuity Date on page <Click Here>.

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Death Of Owner(s) And Last Surviving Annuitant

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer the Contract Value that is in the other Investment Options to the Money Market Investment Option. If the Contract only has one Owner and joint Annuitants, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option when we receive due proof of death of the last surviving Annuitant. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death on page <Click Here>.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000 when we have received all required documentation, then we will send that Beneficiary their entire portion of the Contract Value. See Required Distributions On Death of Owner on page <Click Here>.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes.

If the Contract has more than one Owner and the surviving Owner is a spouse of the Owner at time of death, the surviving Owner may continue the Contract and all terms and conditions of the Contract will remain in force.

If an Owner dies, we will not make annuity income payments to the Owner(s) even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own. See Required Distributions On Death of Owner on page <Click Here>.

Surviving Owner or Annuitant

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If the Contract is owned by a single Owner, a trust or is a Qualified Contract and there are two Annuitants and one Annuitant dies, the surviving Annuitant, not the Beneficiary(ies) has the right to the Contract Value.

If all the Owners (or Annuitants in the case of Contracts owned by a trust and Qualified Contracts) die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is a surviving Owner and/or a surviving Annuitant will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday as long as the Owner dies before the original Annuity Date. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner on page <Click Here>.

Charges

You will incur the following charges in connection with the Contracts.

(1) Mortality and Expense Risk Charge. For a Contract with two Annuitants on the Contract Date, we assess a daily charge against each Contract's assets at an annual rate of 1.15%1. For a Contract with one Annuitant on the Contract Date, the annual rate is 1.00%1.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%.

(3) Surrender Charge. We assess a 2% Surrender Charge on Withdrawals during the first five Contract Years. A Surrender Charge will not apply to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature, (2) taken to comply with the minimum required distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

(4) Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges on page <Click Here>.

(5) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

1 For Contracts purchased prior to 1/1/2009, the M&E Charge is 1.00% for Contracts with 2 Annuitants and 0.85% for Contracts with 1 Annuitant.

GMWB

(6) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status on page <Click Here>.

For further information about fees and expenses generally, see Charges on page <Click Here>.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

You have the right to cancel the purchase of your Contract for at least ten days after you receive it. We assume it will take five days from the day we mail the Contract until you receive it. This is called the "Free Look Period". The time you have to return your Contract may be longer, depending on the state where you purchase the Contract and other factors.

Some states allow us to refund your Contract Value plus any deductions made for premium taxes. Other states require that we return at least your Purchase Payment for at least a portion of the Free Look Period.

If your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment, then your Contract will be invested entirely in the Money Market Investment Option for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. This is called the Money Market Period. Then at the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. Together with your Contract, we will notify you of the date on which your Free Look Period ends. If you cancel the Contract during the Money Market Period, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment. For other cancellations, we will pay you your Contract Value plus any deductions made for premium taxes.

If your Contract is a non-Qualified Contract and state law requires that we return an amount based on your Contract Value, then money you allocate to the Investment Options will be invested in your selected Investment Options beginning on the Contract Date.

See Free Look Privilege on page <Click Here>.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

Facts About FILI, the Variable Account, and the Funds

FILI

FILI is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati OH 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

GMWB

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI may be found in the Statement of Additional Information.

THE FUNDS

There are currently two available Investment Options in the Variable Account. In addition, the Contract also provides for a Money Market Investment Option, which your Purchase Payment may be allocated to only during the Free Look period or following the death of the last surviving Owner or Annuitant. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option invests in Investor Class shares of each Fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth	Fidelity Management & Research Company
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

Generally, you may purchase a Qualified Contract only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA. You may purchase a Non-qualified Contract with money from any source.

To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. The total value of all the proceeds must be at least $25,000.

GMWB

All Annuitant(s) must be age 85 or younger.

APPLICATION AND PURCHASE PAYMENT

Once we receive your completed application in a form acceptable to us, we will apply the Purchase Payment to the purchase of a Contract within two business days after we receive the application and Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0050. An application will not be acceptable to us if there is any missing, inconsistent or undecipherable information that would not allow us to review and process your application and apply your Purchase Payment. The date that we credit your Purchase Payment and your Contract becomes effective is called the Contract Date. Additional Purchase Payments are not allowed. If more than one annuity contract or life insurance policy is being exchanged, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. When you are purchasing a Contract by exchanging another annuity contract or life insurance policy, or if your Purchase Payment will be paid from different sources, your Contract Date will be the day we first receive proceeds from your existing annuity contract or life insurance policy or from any source.

We reserve the right to revoke the Contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $25,000 in aggregate. We also reserve the right to not accept any proceeds received after 90 days of the Contract Date. If the Contract is revoked, we will return the Contract Value without application of any Surrender Charges.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will notify you of the date on which your Free Look Period ends.

If your Contract is a Qualified Contract or if state law requires that we return at least the amount of your Purchase Payment, then your Contract will be invested entirely in the Money Market Investment Option for either 15 days or the length of time we are required to return at least the amount of your Purchase Payment, whichever is longer. At the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. If your Contract is a non-Qualified Contract and state law requires that we return an amount based on your Contract Value, then you will be invested in your selected Investment Options beginning on the Contract Date. For administration purposes, we reserve the right to process any investment allocation during the free look period through the Money Market Investment Option even if your Contract is Non-qualified and state law requires that we return an amount based on your Contract Value.

If you have exchanged more than one annuity contract or life insurance policy for the Contract or are funding the Purchase Payment for the Contract from different sources, you should expect that the proceeds from the annuity contracts, life insurance policies or other sources will be received by us on different days. We will allocate the first proceeds we receive to the Money Market Investment Option if your Contract is either a Qualified Contract or state law requires that we return at least the amount of your Purchase Payment. If your Contract is a Non-qualified Contract and state law requires that we return an amount based on your Contract Value, we will invest the proceeds in your selected Investment Options when we receive them. Your Free Look Period and Money Market Period, if applicable, will commence on the first day we receive proceeds from any of the annuity contracts or life insurance policies you have exchanged from, or from any other source. Any subsequent proceeds that are received after the Contract Date will be invested according to your most recent allocation instructions unless the Money Market Period, if applicable, has not expired. The receipt of subsequent proceeds will not extend or restart the Free Look Period or the Money Market Period, if applicable, under the Contract.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or your Purchase Payment. Where we are required by state or federal law to return at least the amount of your Purchase Payment, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment.

GMWB

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

You choose how to allocate your Purchase Payment among the available Investment Options and the percentage to be allocated to each. During the Contract's Free Look Period, we reserve the right to allocate your Purchase Payment to the Money Market Investment Option if your Contract is either a Non-qualified Contract issued in a state that requires a return of Purchase Payment or a Qualified Contract. We will allocate the value of your Contract to the Money Market Investment Option for a limited time following the death of the last surviving Owner or Annuitant. You may not choose to allocate your Purchase Payment or Contract Value to the Money Market Investment Option at any time. See Automatic Transfer To Money Market Investment Option Upon Due Proof Of Death on page <Click Here> and Free Look Privilege on page <Click Here>.

You choose the allocation of your Purchase Payment on the application. Depending on the state in which your Contract is delivered, amounts may be invested solely in the Money Market Investment Option for a short period of time after the Contract Date. Then we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. See Free Look Privilege.

Instructions may be expressed in dollars or in percentages. All instructions must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time your Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the available Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract Owners may be required to provide additional information about those requests by other means, including via fax or a website. It is recommended that you allow 90 days to pass before making a subsequent exchange to avoid triggering the restrictions described below in Frequent Trading Monitoring and Restriction Procedures on page <Click Here>.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least four days each calendar year unless you have been blocked from trading into all other available Investment Options as described below in Frequent Trading Monitoring and Restriction Procedures on page <Click Here>.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to four days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

GMWB

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally, the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

GMWB

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block by the mutual funds managed by FMR.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Systematic Withdrawals up to the Guaranteed Withdrawal Benefit Amount and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When your Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option on page <Click Here>.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete or partial withdrawal of your Contract Value.

We will send you the requested withdrawal amount less any applicable Surrender Charge and taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once a complete withdrawal has been processed if the withdrawal causes the Guaranteed Withdrawal Benefit Value to reduce to zero. See Guaranteed Withdrawal Benefit For Life on page <Click Here>.

GMWB

If you request a partial withdrawal, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

Partial withdrawals before the youngest Annuitant reaches age 59 1/2 or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the value upon which the benefit is determined. See Guaranteed Withdrawal Benefit For Life on page <Click Here>.

You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone or Internet are limited as follows: (1) no withdrawal may be for more than $100,000; (2) total telephone withdrawals in a seven day period cannot total more than $100,000; and (3) if we have recorded an address change for an Owner during the past 15 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone and Internet withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations on page <Click Here>.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any applicable Surrender Charge and taxes withheld.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment on page <Click Here>.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

When the youngest Annuitant reaches age 59 1/2, you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount ("GWB Amount"). The GWB Amount, described below, is available for withdrawal each Contract Year during the Annuitant(s)' lifetime regardless of the amount in your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

The GWB Amount is determined each Contract Year by multiplying the Guaranteed Withdrawal Benefit Value ("GWB Value"), described below, by the Withdrawal Percentage, also described below.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an Owner, we limit joint Ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant at time of application. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant at time of application. We do not recommend naming a civil union partner as a joint Owner or Annuitant because federal tax law does not extend the same contract continuation rights to civil union partners as it does to spouses. See Required Distributions on Death of Owner on page <Click Here>.

No benefit is payable until the youngest Annuitant reaches age 59 1/2. The Annuitant(s) will be shown on the Contract's Specification Page. The Annuitant(s) may not be changed after the Contract Date.

  GWB Amount

Your first withdrawal after the youngest Annuitant reaches age 59 1/2 will establish a Withdrawal Percentage from the table shown below. The initial GWB Amount is determined by multiplying the applicable Withdrawal Percentage by the GWB Value. Once the GWB Amount is determined for a Contract Year, it will not change for the rest of that Contract Year. On each subsequent Contract Anniversary, the GWB Amount may change as described below.

Before the youngest Annuitant reaches the age of 59 1/2, the GWB Amount is zero.

Once the youngest Annuitant reaches age 59 1/2, your first withdrawal will establish a Withdrawal Percentage that will never change.

GMWB

If the Contract has two Annuitants on the Contract Date and one Annuitant dies before a Withdrawal Percentage is determined, the age of the surviving Annuitant will be used to determine the applicable Withdrawal Percentage from the Two Annuitants Withdrawal Percentages column shown in the table below.

If you delay taking a first withdrawal until the youngest Annuitant reaches one of the older ages shown below, the Withdrawal Percentage shown for that older age will be used to determine the GWB Amount each Contract Year for the duration of the Contract. If you never take a withdrawal before the latest possible Annuity Date, the Withdrawal Percentage shown for ages 80 and older will be used to establish your eligible GWB Amount on the latest possible Annuity Date.

Youngest Annuitant's Age at First Withdrawal	One Annuitant Withdrawal Percentage	Two Annuitants Withdrawal Percentage
59 1/2-64	5%	4.5%
65-69	5%	5.0%
70-79	6%	5.5%
80 and older	7%	6.5%

For example, assume there are two Annuitants. Once the youngest Annuitant reaches age 59 1/2, you are eligible to make a withdrawal of the GWB Amount using a Withdrawal Percentage of 4.5%. If you make a withdrawal while the youngest Annuitant is 62, the withdrawal will be considered the first withdrawal and the Withdrawal Percentage of 4.5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract. However, if you choose to wait until the youngest Annuitant turns age 65 to make the first withdrawal, the Withdrawal Percentage of 5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract.

On each Contract Anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest Annuitant reaches age 59 1/2 by the GWB Value on that same Contract Anniversary.

Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest Annuitant reached 59 1/2 as long as total withdrawals in any Contract Year do not exceed the GWB Amount for that same Contract Year.

Each time you make a withdrawal, your Contract Value will be reduced by the amount of the withdrawal. In addition, if total withdrawals in any Contract Year exceed the GWB Amount for that same Contract Year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future Contract Years.

See Appendix A for examples of how your GWB Amount is calculated.

  GWB Value

The Contract has two related values; a Contract Value and a GWB Value. The Contract Value is determined by the method described in Accumulation Units on page <Click Here>. The GWB Value is a value that is used to determine the GWB Amount each Contract Year once you make your first withdrawal after the youngest Annuitant reaches age 59 1/2. Your Contract will also have a GWB Value before the date the youngest Annuitant reaches age 59 1/2, and during that time the GWB Value may increase or decrease as described below.

The GWB Value on the Contract Date is equal to the Purchase Payment. If you make withdrawals before the youngest Annuitant reaches age 59 1/2 the GWB Value will be reduced. See Withdrawals Before Youngest Annuitant Reaches Age 59 1/2 below.

If you make withdrawals after the youngest Annuitant reaches age 59 1/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the GWB Value will be reduced. See Withdrawals in Excess of Annual GWB Amount below.

On each Contract Anniversary prior to the oldest Annuitant turning age 85, the GWB Value is compared to the Contract Value to determine whether the GWB Value should be increased. If the Contract has joint Annuitants and the oldest Annuitant dies before the Contract Anniversary that falls on or after his or her 85th birthday, the surviving Annuitant's age will be used. If the oldest Annuitant dies on or after the Contract Anniversary that falls on or after his or her 85th birthday, the GWB Value is not compared to the Contract Value and will not increase.

If the Contract Value is lower than the GWB Value, the GWB Value will not change.

If the Contract Value is greater than the GWB Value, the GWB Value will be automatically increased to equal the Contract Value. If you make a withdrawal on the Contract Anniversary, the withdrawal will be deducted from the Contract Value after it is compared to the GWB Value.

GMWB

Any new GWB Value will be used to determine the GWB Amount for the rest of that Contract Year once the youngest Annuitant has reached age 59 1/2 and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.

If you make any withdrawals before you are eligible to withdraw a GWB Amount or if you make total withdrawals in a Contract Year that exceed the GWB Amount for that Contract Year, the GWB Value will decrease as described below.

  Withdrawals Before Youngest Annuitant Reaches Age 59 1/2

You are not eligible to withdraw any part of the GWB Amount until the youngest Annuitant reaches age 59 1/2. If you make a withdrawal before the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by a percentage determined by dividing the Gross Withdrawal amount by the Contract Value at time of the withdrawal. We calculate the new GWB Value as follows.

(1) At the end of the Valuation Period in which you make the Gross Withdrawal, we divide the Gross Withdrawal by what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.

(2) Multiply the percentage determined in (1) by the GWB Value immediately before the Gross Withdrawal. The result is the amount by which the old GWB Value is reduced.

For example, assume your Contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $25,000 for the whole Contract Year. Now assume that you make one $5,000 Gross Withdrawal ($4,900 of which would be paid to you after deduction of a $100 Surrender Charge) during the first Contract Year. If your Contract Value were $30,000 at time of the withdrawal, your GWB Value would be reduced by 16.67% ($5,000 Gross Withdrawal amount divided by $30,000 Contract Value). The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).

  Withdrawals in Excess of Annual GWB Amount

If you withdraw more than the GWB Amount in any Contract Year after the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a Gross Withdrawal that is in excess of the GWB Amount for that Contract Year ("excess Gross Withdrawal") by the Contract Value at time of the excess Gross Withdrawal, as described below. The new GWB Value following an excess Gross Withdrawal is calculated as follows:

(1) Determine the portion of the most recent Gross Withdrawal in combination with the sum of all Gross Withdrawals taken in the current Contract Year that exceeds the GWB Amount for that Contract Year.

(2) Determine what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal less any portion of the most recent Gross Withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.

(3) Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).

(4) Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.

(5) Take the GWB Value prior to the Gross Withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.

For example, assume your Contract is in its sixth Contract Year, has one Annuitant who is age 60, a Contract Value of $30,000 and a GWB Value of $25,000. If you make a first Gross Withdrawal of $5,000 in the sixth Contract Year, you will establish a Withdrawal Percentage of 5% and be eligible to withdraw up to the GWB Amount of $1,250 ($25,000 multiplied by 5%) without causing a reduction in GWB Value. Because your first Gross Withdrawal is $5,000, $1,250 of the withdrawal is eligible to be applied to the GWB Amount for that Contract Year and $3,750 of the withdrawal is an excess Gross Withdrawal. For purposes of determining the impact on the GWB Value, the Contract Value is first reduced by the GWB Amount ($30,000 minus $1,250) resulting in a Contract Value of $28,750. The $3,750 excess Gross Withdrawal proportionally reduces the Contract Value by 13.04% ($3,750 divided by $28,750) which results in a new GWB Value of $21,740 ($25,000 less [25,000 multiplied by 13.04%]). If there are no further withdrawals in that Contract Year and the GWB Value is not increased on the next Contract Anniversary, the GWB Amount for the next Contract Year will be $1,087 ($21,740 multiplied by 5%).

If the Contract is a Qualified Contract and you elect to receive your minimum required distributions under the Code through our Systematic Withdrawal Process described in Systematic Withdrawal Program on page <Click Here>, the reference to GWB Amount in (1), (2) and (3) above shall mean "the greater of the GWB Amount or any minimum required distribution under the Code determined exclusively by us from the Contract Value." If you take a withdrawal to satisfy your minimum required distribution in a way other than through our Systematic Withdrawal Program and your minimum required distribution is in excess of your GWB Amount, the withdrawal may result in Surrender Charges and a reduction in your GWB Value.

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Any Premium Tax amount that we deduct from your Contract Value will not be treated as a Withdrawal in Excess of Annual GWB Amount.

See Appendix A for additional examples of GWB Value increases and decreases.

  Conversion of GWB Amount Payments

We include a provision in the Contracts that allows us to convert smaller Contracts before the Annuity Date if the Contract Value is reduced by a withdrawal to an amount equal to or below the lesser of $2,500 or the GWB Amount. If that happens, the Contract will convert on the first day of the calendar month on or after your next Contract Anniversary to an annuity option that will pay you and any joint Owner an annual amount equal to your GWB Amount, adjusted for any excess withdrawals made prior to the conversion for so long as any Annuitant is still alive. The Annuity Date will be deemed to be the first day of the calendar month on or after your next Contract Anniversary. Once a conversion occurs under this provision, the Contract will no longer have a Contract Value as of the Annuity Date. If you do not want your Contract to automatically convert to an annuity option, you must notify us within 30 days of the conversion and request a full withdrawal of your Contract Value. By doing this, your Contract will terminate and you will give up any future GWB Amounts that may be payable.

If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a Systematic Withdrawal causes this provision to apply, we will continue to pay your GWB Amount as a GWB Amount Annuity Income payment on the same day of the month for the period you selected under the Systematic Withdrawal Program. However, if you have selected a period other than monthly, the GWB Amount annuity income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

Your GWB Amount Annuity Income payment for the next Contract Year will not change unless your total withdrawals during the Contract Year and up through the date of conversion exceed your GWB Amount for that Contract Year. If your total withdrawals exceed your GWB Amount, your GWB Value will be reduced as described in Withdrawals in Excess of Annual GWB Amount on page <Click Here> and a new GWB Amount will be determined. The resulting GWB Amount for future Contract Years will be paid in monthly annuity income payments as long as each monthly annuity income payment is at least $20. We reserve the right to pay the GWB Amount as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis.

Systematic Withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year.

Your Systematic Withdrawal Program transactions will take place on the 1st day of the month for the period you selected. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading. You should expect to receive your scheduled payment in 3 to 5 days following the 1st day of the month for the period you selected to allow for mailing time.

If your Contract is a Qualified Contract and you are subject to minimum required distributions ("MRD") under the Code, you must agree to receive your MRD through our Systematic Withdrawal Program so that we do not treat that part of your MRD that exceeds the GWB Amount as an excess Gross Withdrawal. See Withdrawals in Excess of Annual GWB Amount on page <Click Here>.

In order to receive the greater of your eligible GWB Amount or MRD, you must agree to the following conditions.

(1) You must elect to receive the greater of the GWB Amount and the MRD on a Systematic Withdrawal basis and you authorize us to calculate the MRD for you.

(2) The MRD for a calendar year will be determined by us exclusively from the Contract Value.

(3) No MRD withdrawal may occur until after December 31st of the calendar year in which your Contract was issued (i.e. Contract Date).

(4) If the Contract was purchased prior to your reaching age 70 1/2, your first MRD must be withdrawn in the calendar year in which you reach age 70 1/2 even though the Code allows you to delay your first MRD until April 1st of the calendar year following the year you reach age 70 1/2. We require this so that only one calendar year's MRD will qualify for the exception we allow for withdrawals in excess of the GWB Amount.

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(5) If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the MRD or GWB Amount and any withdrawals in excess of the GWB Amount will be considered excess Gross Withdrawals and could cause a reduction in GWB Value as described in Withdrawals in Excess of Annual GWB Amount on page <Click Here>.

We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute, in any Contract Year, an amount more than the greater of the GWB Amount or the MRD for any calendar year that overlaps with a Contract Year.

Each Systematic Withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. You may also be subject to a Surrender Charge, if applicable. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request: (2) each annuity income payment on the first business day after the Annuity Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

(1) Loss of account ownership;

(2) Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an annual rate of 1.15%2. This rate will be 1.00%2 if the Contract only has one Annuitant on the Contract Date. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that the Annuitant(s), upon whose life or lives GWB Amount payments and annuity income payments are based, will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3) Surrender Charge. We assess a 2% Surrender Charge on withdrawals during the first five Contract Years. The Surrender Charge is assessed against the withdrawal amount. No Surrender Charge will apply to (1) any eligible GWB Amount withdrawal, (2) withdrawals from a Qualified Contract that are necessary to comply with the minimum required distributions under the Code, and are taken as part of a Systematic Withdrawal Program offered by us, or (3) withdrawals that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

2 For Contracts purchased prior to 1/1/2009, the M&E Charge is 1.00% for Contracts with 2 Annuitants and 0.85% for Contracts with 1 Annuitant.

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(4) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax for Non-qualified Contracts before the Annuity Date. In these states the premium tax applies to the Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(5) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(6) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status on page <Click Here>.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner or Annuitant (in the case of a single Owner) of a Non-qualified Contract, or a last surviving Annuitant of a Qualified Contract, we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing one of the available Annuity Income Options offered through your Contract within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses.

In the event a surviving Owner or a Beneficiary does not elect any of the options described above, a lump sum distribution of the Contract Value may be requested. Before we make a payment to a surviving owner or Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms.

If there are multiple Beneficiaries, we will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms his or her share of the Contract Value. Such payment will be paid no later than allowed under the Investment Company Act of 1940 and any applicable state law.

ANNUITY DATE

  In General

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. Any Annuity Date you choose must be the first day of a month.

The Contract offers the following Annuity Income options:

(1) You may receive the greater of (a) or (b) where;

(a) is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and

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(b) is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant.

If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary.

(2) You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity Income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity Income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option as described in Conversion of GWB Amount Payments on page <Click Here>.

Unless you elect another annuity income option prior to the latest possible Annuity Date, the Contract will default to Annuity Income option (1).

  Qualified Contracts

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. Annuity Income option (1) will be modified as follows:

(1) We will pay Annuity Income according to Annuity Income option 1(b) provided annuity income exceeds your eligible GWB Amount and it qualifies under the Code. In general, the federal income tax regulations allow a Qualified Contract to offer the refund described under Annuity Income option (1)(a) and (b) only if the total future expected payments under the option exceed your Contract Value as of the Annuity Date. The total future expected payments are computed in accordance with federal income tax regulations by taking into account the total annuity income payments expected to be made over the applicable distribution period determined under the Joint and Last Survivor Table in the case of two Annuitants or the Single Life Table in the case of one Annuitant.

(2) If we determine that total future expected payments under Annuity Income option (1)(b) will not exceed your Contract Value as of the Annuity Date, we will pay annuity income until there is no longer any living Annuitant or for the applicable distribution period under the Uniform Lifetime Table, whichever is longer, provided the annuity income amount exceeds your eligible GWB Amount.

(3) If the annuity income amount in (2) does not exceed your eligible GWB Amount, we will pay annuity income under Annuity Income option 1(a), provided the total future expected payments under the option exceed your Contract Value as of the Annuity Date.

(4) If we determine that the total future expected payments under Annuity Income option 1(a) will not exceed your Contract Value as of the Annuity Date, we will pay your eligible GWB Amount as Annuity Income until there is no longer any living Annuitant or, if longer, for a period not to exceed the lesser of your Contract Value as of the Annuity Date divided by your eligible GWB Amount and the applicable distribution period under the Uniform Lifetime Table.

If Annuity Income option (2) is selected by you and your Contract is a Qualified Contract, the 120 monthly payments will be limited to the applicable distribution period under the Uniform Lifetime Table.

We reserve the right to limit the maximum period we will pay guaranteed income to a whole number of years or whole number of months.

The Single Life Table, Joint and Last Survivor Table, and Uniform Lifetime Table may be found in federal income tax regulations section 1.401(a)(9)-9. We reserve the right to use any other life expectancy tables allowed by the Code and federal income tax regulations.

We reserve the right to add to, limit or modify these annuity income options to comply with the Code and offer any other annuity income options that are mutually agreeable to you and us.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then and the Contract Value or annual GWB Amount is sufficient to provide you with an initial monthly income payment of at least $20. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Annuitant elected to continue the Contract as his or her own. As long as the Owner's death occurs before the Annuity Date, a surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday.

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In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner on page <Click Here>.

Under Annuity Income option (1) we will pay you Annuity Income in monthly installments starting on the Annuity Date for the life or lives of the Annuitant(s) and your Contract will no longer have a Contract Value. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed. The first monthly annuity income payment will be made on the Annuity Date.

If you have been receiving GWB Amounts through our Systematic Withdrawal Program prior to the latest possible Annuity Date, you may continue to receive the greater of your GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) as an Annuity Income option on the same periodic basis that you selected under our Systematic Withdrawal Program. However, if you have selected a period other than monthly, the Annuity Income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

You may make a partial withdrawal between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date as long as the Gross Withdrawal is equal to or less than the GWB Amount for that Contract Year. If you do this, we will accelerate your Annuity Date to the date of the withdrawal and pay you your entire GWB Amount for that Contract Year. In future Contract Years, we will pay Annuity Income on an annual basis according to the provisions of Annuity Income option (1) or any other Annuity Income option that enables the Contract to comply with the Code.

If you request a withdrawal in excess of the GWB Amount between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date, you are limited to a complete withdrawal, which will terminate any future GWB Amount payments or annuity income.

Under Annuity Income option (2), we will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed and applied to annuity purchase rates that are no less than the guaranteed annuity purchase rates set forth in the Contract and will be based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date.

All money used to support annuity income payments will be held in our general account thereafter. The first annuity income payment will be made on the Annuity Date.

If the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment under Annuity Income Option (2) of at least $20, we reserve the right to pay you the Contract Value in a lump sum instead of providing monthly annuity income.

If the GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20, we reserve the right to pay you as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

The Owner(s) may not change the Annuitant(s) at any time during the Contract.

The Owner's estate, or the Owner for contracts owned by trusts, will be responsible to notify us of the death of the last surviving Annuitant and to repay any Annuity Income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

Under Annuity Income option (1), if there is a refund due as a result of the death of the last surviving Annuitant, the refund will be paid to the Beneficiary or the last surviving Owner's estate.

Under Annuity Income option (2), if the surviving Annuitant dies before we have made all Annuity Income payments due under the Contract, any remaining Annuity Income will be paid to the Beneficiary or the last surviving Owner's estate. The Beneficiary or the estate may choose instead to receive the present value of the remaining Annuity Income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed Annuity Income payments, if any.

CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor(s) of the trust must be the Annuitant(s). If the trust has only a single grantor, the grantor's spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. The Annuity Date will be the first day of the first calendar month after the oldest Annuitant's 95th birthday, or an earlier date chosen by the Owner. Also, we will require a representation from the grantor(s) that the trust is for the sole benefit of the grantor(s). This is to ensure that the Contract will be respected as an annuity for purposes of federal income tax law.

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REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

  Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

  Tax Deferral During Accumulation Period

Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

  Diversification Requirements

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

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We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor annuitant (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

  Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $25,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and payments following the death of an Owner must satisfy certain minimum required distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

  Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the Contract as an IRA and inclusion of the value of the entire Contract in income.

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Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

The taxable portion of a distribution is taxed as ordinary income.

  Taxes on Surrender of the Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For Non-Qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service form 8608 if any part of your Purchase Payment has been previously taxed.

  Taxes on Partial Withdrawals

Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments. In the event your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your Purchase Payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a Qualified Contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see 10% Penalty Tax on Early Withdrawals). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Annuity Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of Annuity Income payments under the Contract generally is taxed on the portion of such income payments that exceed the cost basis in the Contract. In the case of fixed income payments, like the Annuity Income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the Annuity Income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of Annuity Income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Income payments will be fully taxable. If Annuity Income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For Qualified Contracts, we report the cost basis as zero and each annuity income payment is fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

GMWB

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

  Other Tax Information

In the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or payments following the death of Owner exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts on page <Click Here>.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a Contract.

  Transfer of a Contract to or from a Revocable Grantor Trust

A Contract owned by a revocable grantor trust may be transferred to a grantor, and a Contract owned by one or two individual(s) may be transferred to a revocable grantor trust of which the individual(s) is(are) the grantor(s). In either situation, the Annuitant(s) must remain the same. See Other Contract Provisions on page <Click Here>. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.

  FILI's Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

GMWB

OTHER CONTRACT PROVISIONS

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Joint Owners must be spouses on the Contract Date. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint Ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Purchase Payment among the Investment Options.

You may not remove an Owner unless the removal is pursuant to a court order.

After the Contract Date, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate the Purchase Payment among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals, if the Contact has a Contract Value; (e) change Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (f) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date and changes of Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

2. Annuitant(s). You must be the Annuitant(s). If the Contract is owned by a trust, the grantor of the trust must be an Annuitant. You may name a joint Annuitant as long as the joint Annuitant is the spouse of the Annuitant on the Contract Date.

You may not add or remove the Annuitant(s) after the Contract Date unless the removal is pursuant to a court order.

Your eligibility for benefits under the Guaranteed Withdrawal Benefit For Life feature is determined by the age of the Annuitant(s). The GWB Amount that is available once you are eligible under the Guaranteed Withdrawal Benefit For Life feature depends on a number of factors, including the number of Annuitants on the Contract Date and the age of the youngest Annuitant when your first withdrawal is made. If an Annuitant's age has been misstated we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments on page <Click Here>. we will suspend any future GWB Amounts until we have recovered the amount of the overpayment. If the Contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments on page <Click Here>. we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually. The previously underpaid GWB Amount will be deducted from the Contract Value.

If you choose to receive Annuity Income using the Contract Value and annuity purchase rates, the amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and, unless prohibited by applicable state law, sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly Annuity Income to reflect the actual age and/or sex. If we have previously overpaid monthly Annuity Income, we will withhold monthly Annuity Income until we have recovered the amount of the overpayment. If Annuity Income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly Annuity Income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If the Contract has a joint Annuitant, the joint Annuitant will be treated as the primary Beneficiary over any other named Beneficiaries.

If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable or which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

GMWB

After the death of all the Owners and Annuitants, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. A Qualified Contract may not be assigned. A Non-qualified Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Code; (b) a Contract owned by a revocable grantor trust may be transferred to the grantor(s); and (c) a Contract owned by one or two individual(s) may be transferred to a revocable grantor trust of which the individual(s) is(are) the grantor(s).

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If we provide too many GWB Amount payments or annuity income payments because we are not notified of an Annuitant's death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of the Minimum Purchase Payment

We may reduce the minimum Purchase Payment requirement for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payment, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

GMWB

More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page <Click Here> of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

GMWB

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. This means that the voting instructions of a small number of Owners could determine the outcome of any proposal for all Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

GMWB

Appendix A: Guaranteed Withdrawal Benefit for Life Examples

Example 1.

Assume your Contract has one Annuitant who is age 65 and you made a $25,000 Purchase Payment on the Contract Date. Assume you make one withdrawal in the first Contract Year equal to your eligible GWB Amount ($1,250 = 5% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire 1st Contract Year. If your Contract Value is $30,000 at time of the first Contract Anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the 2nd Contract Year would be increased to $1,500 to reflect the increased GWB Value.

In the same example, if the Contract Value was $20,000 at time of the first Contract Anniversary, the GWB Value would be unchanged on the Contract Anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,250.

Example 2.

Assume your Contract has one Annuitant who is age 67 and you made a $100,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $100,000 for the whole Contract Year. Further assume that you make a $3,000 Gross Withdrawal during the first Contract Year. This withdrawal will establish the Withdrawal Percentage as 5% and the GWB Amount as $5,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no Surrender Charges applicable to this withdrawal and there is no reduction to the GWB Value. Your Contract Value will be reduced by $3,000, the amount of the withdrawal.

Further assume that later in that first Contract Year, you make a second Gross Withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $3,000. Therefore, $2,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($8,000) is treated as an excess withdrawal. Assume your Contract Value would have been $104,000 at the end of the Valuation Period had you not taken the withdrawal. Your GWB Value will be reduced by 7.84%. The 7.84% reduction is determined by dividing the $8,000 Excess Withdrawal by $102,000 ($104,000 - $2,000 determined above) resulting in a new GWB Value of $92,160 ($100,000 GWB Value minus [$100,000 multiplied by .0784]). Additionally, a $160 Surrender Charge is due on the $10,000 Gross Withdrawal (2% of the $8,000 excess withdrawal).

Further assume that you make a third withdrawal in the first Contract Year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your Contract Value would have been $90,000 at the end of the Valuation Period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 Excess Withdrawal divided by $90,000) resulting in a new GWB Value of $87,036 ($92,160 GWB Value minus [$92,160 multiplied by .0556]). A $100 Surrender Charge is due on the $5,000 Gross Withdrawal (2% of the $5,000 excess withdrawal).

Example 3.

Assume your Contract has one Annuitant who is currently age 84 and you made a $100,000 Purchase Payment 18 years ago. Assume also that your GWB Value is still $100,000 and your GWB Amount, which you have been withdrawing every year, is $5,000. Assume you take your first withdrawal of $5,000 in the current Contract Year and that your Contract Value would have been $6,000 at the end of the Valuation Period had you not taken the withdrawal. The Contract Value after the withdrawal is $1,000 which is below the amount which will trigger the conversion of your Contract on the first of the month following your next Contract Anniversary. Assuming you make no further withdrawals prior to the conversion date, we will begin GWB Amount payments of $5,000 each year for so long as any Annuitant is alive.

The Following examples are specific to Qualified Contracts and are provided to help illustrate the impact of minimum required distributions (MRD's) and the impact to the contract of taking the MRD's under various circumstances.

Assumptions common to examples 4-6.

Assume your Contract Date is 6 years in the past and your Contract has one Annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your minimum required distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your Contract in the current Contract Year, nor have you made any withdrawals in the current calendar year. Also, assume that your next Contract Anniversary will occur in the following calendar year and that your GWB Value did not increase on your Contract Anniversary in the current calendar year.

GMWB

Example 4.

To satisfy your MRD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated on page <Click Here> of this prospectus to receive the greater of your GWB Amount and your MRD. To demonstrate the reduction, assume your Contract Value would have been $103,000 at the end of the Valuation Period had you not taken the withdrawal. After your withdrawal is processed, your Contract Value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 - $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [$100,000 multiplied by .0031]).

Example 5.

Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or MRD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your MRD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your MRD as shown on page <Click Here> of this prospectus have been met.

Example 6.

Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your MRD requirements, you would need to elect an annual payment frequency from the SWP program so that we are able to pay a full year's worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your MRD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your MRD was taken through our SWP program. We have assumed that all of the conditions for receiving an MRD exception as shown on page <Click Here> of the prospectus have been met.

GMWB

Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 1.10% for one Annuitant and 1.25% for two Annuitants

Fidelity VIP Balanced Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	8.97	10.46	57,313,134
2009	6.55	8.97	60,718,552
2008	10.03	6.55	62,778,253
2007*	10.00	10.03	11,857,813

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	8.94	10.41	25,987,863
2009	6.54	8.94	27,021,200
2008	10.03	6.54	26,684,286
2007*	10.00	10.03	5,513,507

* Period from 9/4/2007 to 12/31/2007

Fidelity VIP FundsManager 60% Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	8.91	10.01	40,826,754
2009	7.35	8.91	43,813,193
2008	10.17	7.35	44,018,089
2007*	10.00	10.17	6,332,397

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	8.88	9.96	23,595,730
2009	7.34	8.88	25,083,223
2008	10.16	7.34	24,357,272
2007*	10.00	10.16	3,793,634

* Period from 9/4/2007 to 12/31/2007

GMWB

Fidelity VIP Money Market Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.27	10.18	238,306
2009	10.31	10.27	96,604
2008	10.12	10.31	1,441,677
2007*	10.00	10.12	3,058,440

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	10.23	10.13	6,878
2009	10.29	10.23	7,685
2008	10.12	10.29	1,117,901
2007*	10.00	10.12	1,043,354

* Period from 9/4/2007 to 12/31/2007

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

GMWB

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 1.25% for one Annuitant and 1.40% for two Annuitants

Fidelity VIP Balanced Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	15.64	18.23	4,687,970
2009	11.68	15.64	4,817,291

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	15.62	18.17	3,482,470
2009	11.68	15.62	3,559,178

Fidelity VIP FundsManager 60% Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	13.38	15.02	10,911,981
2009	11.20	13.38	11,485,720

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	13.36	14.97	9,356,968
2009	11.20	13.36	9,593,708

Fidelity VIP Money Market Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.95	9.85	0
2009	10.01	9.95	0

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2010	9.94	9.82	0
2009	10.01	9.94	0

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

GMWB

Table of Contents
of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3

GMWB-pro-0411
1.850778.105

GMWB

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INDIVIDUAL RETIREMENT ACCOUNT
DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of the modified single premium deferred variable annuity Contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") through Fidelity Investments Variable Annuity Account I (the "Variable Account"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal of tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS") and is therefore subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from a IRA account or another IRA annuity.

4. Subsequent contributions will not be accepted although the single premium for the Contract may be paid from different sources described in paragraph 3 above and received by us on different dates.

5. No deduction is allowed for a rollover contribution.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any.

9. If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is part of a series of substantially equal periodic payments over your life (of life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (4) satisfies some other specified exception to the penalty law.

FGGI IRA DISC

Not Part of the Prospectus

10. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (of the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectance (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner' spouse is the sole beneficiary).

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period or the amount of any refund feature under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11. Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13. The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14. Further information concerning IRA and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15. The Contract may cease to be an IRA because of a prohibited transaction. Generally, a prohibited transaction is any improper use of the Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year. You must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16. The value of your investment will depend on how you allocate your Purchase Payment to the available Investment Options and the actual investment performance of the Investment Options you choose. No minimum Contract Value is guaranteed. The Contract provides for a withdrawal benefit (Guaranteed Withdrawal Benefit For Life feature) where you may make withdrawals of a guaranteed amount each Contract Year starting when the youngest Annuitant turns 59 1/2. The amount you can withdraw under this benefit depends on the age and number of Annuitants at the time of first withdrawal following the youngest Annuitant turning 59 1/2. In general, the guaranteed amount will not decrease unless you withdraw more than the allowable guaranteed amount during a Contract Year. See your prospectus for a more detailed description.

17. As further described in the prospectus, the following are all the charges that FILI currently makes:

(a) Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 0.25%.

FGGI IRA DISC

Not Part of the Prospectus

(b) Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 1.15%1 if the Contract has two Annuitants on the Contract Date. For a Contract with only one Annuitant on the Contract Date, the annual rate is 1.00%1.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

(d) Surrender Charge

FILI will assess a 2% Surrender Charge on withdrawals during the first five Contract Years. No Surrender Charge is applied to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature; or (2) taken to comply with the minimum required distributions and are taken as part of a Systematic Withdrawal Program offered by FILI; or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

1 For contracts purchased prior to 1/1/2009 a daily charge equivalent to an annual rate of 1.00% is deducted if the contract has two annuitants and 0.85% if the contract has one annuitant.

FGGI IRA DISC

Not Part of the Prospectus

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY GROWTH AND GUARANTEED INCOME® ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2011

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through Fidelity Investments Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2011 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	<Click Here>
Unavailability of Annuity Income Options in Certain Circumstances	<Click Here>
IRS Required Distributions	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

GMWB-ptb-0411
1.850779.105

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page v in the Fee Table of the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, Senior Legal Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2010 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2010, 2009 and 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 26, 2011

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (A Wholly-Owned Subsidiary of FMR LLC) CONSOLIDATED BALANCE SHEETS
(in thousands, except share data) December 31, 2010 and 2009

ASSETS	2010	2009
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $585,356 in 2010 and $525,856 in 2009)	$ 599,212	$ 536,813
Equity securities, at fair value (cost of $50 in 2010 and $0 in 2009)	54	--
Policy loans	517	561

Total investments	599,783	537,374

Cash and cash equivalents	225,618	221,717
Accrued investment income	4,936	4,989
Deferred policy acquisition costs	58,371	56,303
Reinsurance deposit and receivables	1,617,407	1,720,821
Property and equipment, net	3,116	8,958
Other assets	9,026	7,898
Net deferred tax asset	62,358	55,600
Income taxes receivable	4,163	--
Receivable from Parent and affiliates	--	7,120
Separate account assets	17,422,820	15,126,626

Total assets	$ 20,007,598	$ 17,747,406

LIABILITIES
Future contract and policy benefits	$ 1,016,915	$ 1,029,282
Contractholder deposit funds	737,089	813,401
Other liabilities and accrued expenses	14,834	13,665
Income taxes payable	--	10,298
Payable to parent and affiliates	8,290	--
Separate account liabilities	17,422,820	15,126,626

Total liabilities	19,199,948	16,993,272

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	69,582	69,582
Accumulated other comprehensive income	8,706	6,891
Retained earnings	726,362	674,661

Total stockholder's equity	807,650	754,134

Total liabilities and stockholder's equity	$ 20,007,598	$ 17,747,406

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (A Wholly-Owned Subsidiary of FMR LLC) CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands) for the years ended December 31, 2010, 2009 and 2008

	2010	2009	2008
Revenues:
Fees charged to contractholders	$ 114,721	$ 98,477	$ 108,994
Net investment income	17,624	17,950	27,597
Interest on reinsurance deposit	43,909	47,764	53,224
Fund administration fees	5,461	2,028	3,528
Net realized investment gains (losses):
Other than temporary losses on debt securities	--	(224)	(8,876)
Other than temporary losses on debt securities transferred to other comprehensive income	--	--	--
Other than temporary losses	--	(224)	(8,876)
Net realized investment gains and losses on sales	11,110	10,185	8,536
Total net realized investment gains (losses)	11,110	9,961	(340)
Premiums	9,760	4,996	7,043
Other income	26	8	--

Total revenue	202,611	181,184	200,046

Benefits and expenses:
Underwriting, acquisition and insurance expenses(1)	69,307	79,055	115,336
Contract and policy benefits and expenses	63,863	62,371	62,962
Other expenses	--	8,599	178

Total benefits and expenses	133,170	150,025	178,476

Income before income taxes	69,441	31,159	21,570

Income tax expense	17,740	7,154	3,074

Net income	51,701	24,005	18,496

Other comprehensive income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	14,005	14,162	43
Reclassification adjustment for net realized (gains) losses included in net income	(11,110)	(9,961)	340
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	--	(197)	243
Provision for income taxes related to items of other comprehensive income	(1,080)	(1,356)	(357)

Other comprehensive income, net of tax	1,815	2,648	269

Comprehensive income	$ 53,516	$ 26,653	$ 18,765

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (A Wholly-Owned Subsidiary of FMR LLC) CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands) for the years ended December 31, 2010, 2009 and 2008

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2007	$ 3,000	$ 68,048	$ 3,974	$ 632,160	$ 707,182

Comprehensive income:
Net income	--	--	--	18,496	18,496
Other comprehensive income	--	--	269	--	269
Forgiveness of debt	--	1,534	--	--	1,534

Balance at December 31, 2008	$ 3,000	$ 69,582	$ 4,243	$ 650,656	$ 727,481

Comprehensive income:
Net income	--	--	--	24,005	24,005
Other comprehensive income	--	--	2,648	--	2,648

Balance at December 31, 2009	$ 3,000	$ 69,582	$ 6,891	$ 674,661	$ 754,134

Comprehensive income:
Net income	--	--	--	51,701	51,701
Other comprehensive income	--	--	1,815	--	1,815

Balance at December 31, 2010	$ 3,000	$ 69,582	$ 8,706	$ 726,362	$ 807,650

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (A Wholly-Owned Subsidiary of FMR LLC) CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands) for the years ended December 31, 2010, 2009 and 2008
	2010	2009	2008
Cash flows from operating activities:
Net income	$ 51,701	$ 24,005	$ 18,496
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	7,012	8,753	7,640
Net realized investment (gains) losses	(11,110)	(9,961)	340
Charitable donation expense	--	8,599	--
Provision (benefit) for deferred taxes	(7,918)	(14,120)	1,159
Changes in assets and liabilities:
Accrued investment income	53	716	3,559
Change in deferred policy acquisition costs, net of amortization	(2,089)	(3,814)	2,225
Future contract and policy benefits, net	96,692	99,508	200,666
Reinsurance deposit and receivables	103,414	110,178	(3,577)
(Recoverable from) payable to parent and affiliates, net	15,410	(16,804)	8,041
Income taxes	(14,461)	19,924	(2,878)
Other assets and other liabilities, net	81	(467)	(1,225)

Net cash provided by operating activities	238,785	226,517	234,446

Cash flows from investing activities:
Purchase of debt securities	(818,527)	(910,674)	(1,303,248)
Purchase of equity securities	(50)	--	--
Purchase of restricted cash equivalent	--	--	(2,917)
Proceeds from sales of debt securities	738,999	837,963	1,455,444
Proceeds from maturities and calls of debt securities	30,064	41,953	30,350
Proceeds from maturities of restricted cash equivalent	--	--	4,323
Investment trades payable	--	--	--
Investment trades receivable	(43)	21	(247)
Change in policy loans	47	(313)	(178)
Capital expenditures	(4)	2	(524)

Net cash (used for) provided by investing activities	(49,514)	(31,048)	183,003

Cash flows from financing activities:
Change in cash overdraft	--	--	(20,447)
Deposits credited to variable annuity contracts	1,684,288	1,344,524	2,373,743
Deposits credited to fixed annuity contracts	--	--	23,874
Net transfers (from) to separate accounts	(366,059)	27,271	(954,727)
Withdrawals from variable annuity contracts	(1,362,379)	(1,430,114)	(1,488,564)
Withdrawals from fixed annuity contracts	(141,220)	(149,485)	(156,817)

Net cash used for financing activities	(185,370)	(207,804)	(222,938)

Effect of foreign exchange rate changes on cash	--	--	258

Net increase (decrease) in cash and cash equivalents	3,901	(12,335)	194,769

Cash and cash equivalents:
Beginning of year	221,717	234,052	39,283
End of year	$ 225,618	$ 221,717	$ 234,052
Supplemental disclosure of cash flow information for non-cash transactions
Forgiveness of debt, net of income taxes	$ --	$ --	$ 1,534
Charitable donation of debt securities	$ --	$ 8,599	$ --

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc., Invesco Advisers Inc., and the PIMCO Variable Insurance Trust. Previously, the Company offered certain portfolios in the Old Mutual Insurance Series funds and the Strategic Advisers, Inc. funds. Effective December 2008, the Old Mutual Insurance Series Funds were liquidated and closed. Effective December 2009, the Fidelity Strategic Advisers, Inc. funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, the Credit Suisse Trust, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

In 2004, FILI became licensed to issue group annuity contracts in all provinces of Canada. Amounts invested in these contracts are allocated to certain portfolios of the Segregated Funds Accounts, which are separate accounts of the Company. The invested assets are reported at the net asset value of such portfolios. In 2006, the Company sold the net assets and liabilities attributable to these contracts to an affiliate, Fidelity Investments Insurance Company of Canada, for approximately $1,200,000. The sale was conducted at fair value which approximated its financial statements carrying value and resulted in no gain or loss to the Company. During 2008, certain amounts payable to affiliates of approximately $1,534,000 incurred in connection with administering the group annuity contract business was forgiven. This was recorded in Stockholder's Equity.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years. Effective February 26, 2008, the five year term life insurance product was closed to new business. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities are classified as available-for-sale and are reported at fair value. Fair values for debt and equity securities are obtained from independent pricing sources. For securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $237,291,000 and $219,349,000 at December 31, 2010 and 2009, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. The Company issued a GMWB product that guarantees payments over the lifetime of the contractholder.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meets its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product, and a 30-year period for the variable deferred and immediate annuity product. Prior to 2009, deferred policy acquisition costs for certain deferred variable annuity products were amortized over a 20 year period.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

During 2008, the Company reduced its long term projected investment returns on separate account fund balances after performing additional analysis which indicated a shift in the asset mix as well as a decrease in the weighted average return based on Ibbotson data. The reduction in the maximum projected return was also based on Ibbotson data and resulted in a reduction of about 1.5% from the prior level.

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. During 2010 and 2009, the Company trued-up for actual lapse and internal replacement activity. The Company also unlocked the future internal replacement assumption based on actual experience.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software, under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $3,116,000 and $8,958,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2010 and 2009, respectively. Depreciation expense on these capitalized software development costs were $5,846,000, $6,908,000 and $4,217,000 in 2010, 2009, and 2008 respectively.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Foreign Currency Translation

The results of operations for the Company's branch denominated in Canadian dollars are translated into U.S. dollars using average exchange rates during the period; assets and liabilities are translated using exchange rates at the end of each period. Translation gains and losses are included in the consolidated statements of income and comprehensive income as a component of accumulated other comprehensive income. As discussed in Note 1, the Company sold its interests in certain group annuity contracts issued in Canada during 2006.

Adoption of New Accounting Pronouncements

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011.

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements. The Company evaluated subsequent events through the date of this report.

In April 2009, the FASB issued new accounting guidance which requires entities to separate an "OTTI" of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in fair values were other-than-temporary, the cost of the securities was written down to fair value and the reduction in value was reflected as a realized loss. Adoption of this guidance requires that the Company record, as of the beginning of the period of adoption, a cumulative effect adjustment to reclassify the noncredit component of a previously recognized OTTI from retained earnings to other comprehensive income. The Company adopted this guidance effective April 1, 2009. The adoption of this guidance had no impact on the Company's financial statements.

In April 2009, the FASB issued an additional standard for measuring the price that would be received to sell an asset or transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants under market conditions at the measurement date. This fair value guidance indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased from normal conditions or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Adoption of this standard had no impact on the Company's financial statements.

On January 1, 2009, the Company adopted FASB guidance regarding fair value measurement which was delayed for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a non recurring basis to fiscal years beginning after November 15, 2008.  Adoption of this standard had no impact on the Company's financial statements.

In September 2006, FASB issued guidance that establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. The guidance defines fair value as the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between participants (an exit price). The statement establishes a fair value hierarchy that distinguishes between inputs based on market data from independent sources ("observable inputs") and a reporting entity's internal assumptions based on the best information available when the external market data is limited or unavailable ("unobservable inputs"). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Company adopted the guidance effective January 1, 2008. The adoption of the guidance had no impact on the financial assets and financial liabilities that are required to be measured at fair value. See Note 5 - Fair Value Measurements for additional information regarding fair value.

Future Adoption of New Accounting Pronouncements

In October 2010, the FASB issued guidance on the definition of acquisition costs eligible for deferral in connection the acquisition of new or renewal insurance contracts. Under the new guidance, acquisition costs that are eligible for deferral include those costs that are directly related to the successful acquisition of the new or renewal business; incremental direct costs of acquisition that are incurred with independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising. This guidance is effective for fiscal years beginning after December 31, 2011. Early adoption of the guidance is permitted. Additionally, the guidance may be adopted prospectively with retroactive application permitted but not required. The Company is currently assessing the impact of this guidance on its financial statements.

The FASB amended accounting guidance that effect consolidation analyses for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the insurer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interest are held for the benefits of a related party policy holder. This amendment is effective on January 1, 2011 for the Company. The amendment should be applied to all periods upon the date of adoption. The Company is currently evaluating the impact of this amendment and does not expect it will have an impact on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

3. GUARANTEED BENEFITS:

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. Reporting and measuring the Company's interest in its separate accounts as general account assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. This guidance requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. Reserves for these benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider was no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2010	2009
Beginning balance	$ 15,976	$ 21,996
Unlocking of benefit ratio	(1,840)	(3,101)
Interest on reserve	959	1,288
Claims paid	(4,588)	(6,561)
Accrual of benefit ratio	2,378	2,354

Ending balance	$ 12,885	$ 15,976

The reinsurance recoverables associated with GMDB were $12,475,000 and $15,192,000 at December 31, 2010 and 2009, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2.5% to 7.5% and 1% to 3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated future internal replacements vary from 3.0% to 6.0% depending on calendar year.
  The discount rate is 6.83%.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

3. GUARANTEED BENEFITS (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2010 and 2009. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2010	2009
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 5,465,047	$ 5,437,315
Net amount at risk	$ 254,466	$ 338,006
Average attained age of contractholders	63	62
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 340,695	$ 333,179
Net amount at risk	$ 67,965	$ 108,163
Average attained age of contractholders	67	67

Guaranteed Minimum Withdrawal Benefits

The Company has a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contractholder based on a preset withdrawal percentage as defined in the contract. The contractholder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2010	2009
	(in thousands)
Beginning Balance	$ 1,845	$ 673
Unlocking of benefit ratio	(195)	--
Interest on reserve	44	60
Claims paid	--	--
Accrual of benefit ratio	591	1,112
Other	(774)	--
Ending Balance	$ 1,511	$ 1,845

For business issued prior to January 1, 2009, the Company reinsures 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with GMWB were $1,484,000 and $1,818,000 at December 31, 2010 and 2009, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds and 9% for bond funds.
  Separate benefit ratios were calculated for single life and joint life policies.
  The withdrawal assumptions are based on pricing.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 10% with a dynamic lapse reduction for contracts in the money.
  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal value at December 31, 2010 and 2009:

	Years Ended December 31,
	2010	2009
	(in thousands)
Account Value	$ 2,134,946	$ 1,964,582
GMWB Value	2,115,407	2,006,132
Average attained age of contractholders	68	67

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Debt securities	$ 19,477	$ 18,920	$ 28,510
Cash and cash equivalents	483	1,407	2,042
Other income	238	214	35
Total investment income	20,198	20,541	30,587
Less: Investment expenses	2,574	2,591	2,990
Net investment income	$ 17,624	$ 17,950	$ 27,597

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Debt securities:
Gross realized gains	$ 13,213	$ 16,620	$ 22,049
Gross realized losses	$ (2,103)	$ (6,435)	$ (13,513)

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $0, $224,000 and $8,876,000 in 2010, 2009 and 2008, respectively. There were no debt securities that were non-income producing for 2010, 2009 and 2008, respectively. There was no interest foregone by non-income producing securities for 2010 and 2009, respectively.

Net unrealized investment gains on available-for-sale securities carried at fair value, and the related impact on DAC, deferred income taxes and foreign exchange as of December 31, were as follows:

	December 31,
	2010	2009	2008
	(in thousands)
Debt securities	$ 13,856	$ 10,957	$ 6,342
Equity securities	4	--	--
DAC	(359)	(351)	63
Foreign exchange	--	--	197
Deferred income tax expense	(4,795)	(3,715)	(2,359)
	$ 8,706	$ 6,891	$ 4,243

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2010 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (1,676)	$ 144,942	67
Greater than 12 months	(37)	3,237	4
	$ (1,713)	$ 148,179	71

Below investment grade debt securities:
0-12 months	$ (200)	$ 5,017	38
Greater than 12 months	--	--	--
	$ (200)	$ 5,017	38

Total	$ (1,913)	$ 153,196	109

Debt securities that have been in a continuous unrealized loss position as of December 31, 2009 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (2,708)	$ 176,610	104
Greater than 12 months	--	--	--
	$ (2,708)	$ 176,610	104

Below investment grade debt securities:
0-12 months	$ (61)	$ 2,565	25
Greater than 12 months	--	--	--
	$ (61)	$ 2,565	25

Total	$ (2,769)	$ 179,175	129

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2010 and 2009. The majority of the securities are investment grade fixed maturities with fair values at or greater than 99% of amortized cost at December 31, 2010. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

4. INVESTMENTS (CONTINUED):

comprised approximately 5% of the total portfolio as of December 31, 2010. Unrealized losses on below investment grade securities were driven principally by changes in market yields.

The amortized cost and estimated fair value of debt securities, by type of issuer were as follows:

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 203,731	$ 2,031	$ (1,109)	$ --	$ 204,653
Corporate debt securities	334,098	13,302	(673)	--	346,727
Foreign government securities	5,715	113	--	--	5,828
Mortgage and asset backed securities	41,812	323	(131)	--	42,004

	$ 585,356	$ 15,769	$ (1,913)	$ --	$ 599,212
Equity securities:	$ 50	$ 4	$ --	$ --	$ 54
	December 31, 2009
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 193,378	$ 526	$ (2,464)	$ --	$ 191,440
Corporate debt securities	306,625	12,493	(262)	--	318,856
Foreign government securities	2,492	--	(24)	--	2,468
Mortgage and asset backed securities	23,361	707	(19)	--	24,049

	$ 525,856	$ 13,726	$ (2,769)	$ --	$ 536,813

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

4. INVESTMENTS (CONTINUED):

During 2010 and 2009, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

The amortized cost and estimated fair value of debt securities at December 31, 2010, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 28,813	$ 29,816
Due after 1 year through 5 years	396,405	405,630
Due after 5 years through 10 years	116,972	120,350
Due after 10 years	1,354	1,412
Mortgage and asset backed securities	41,812	42,004
	$ 585,356	$ 599,212

At December 31, 2010 and 2009, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2010, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,683,000 and $2,788,000, respectively. At December 31, 2009, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,681,000 and $2,677,000 respectively.

During 2009, the Company donated certain appreciated debt securities to a qualified charitable organization at fair value of $8,599,000. This is recorded as "Other expenses" in the Consolidated Statements of Income and Comprehensive Income. There were no donations for 2010 or 2008.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

The majority of the Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

5. FAIR VALUE MEASUREMENTS (CONTINUED):

structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

Separate account assets are invested in mutual funds whose values are based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value as of December 31, 2010:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2010
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 204,653	$ --	$ 204,653
Corporate debt securities	--	346,727	--	346,727
Foreign government securities	--	5,828	--	5,828
Mortgage and asset backed securities	--	41,992	12	42,004
Total available-for-sale debt securities	$ --	$ 599,200	$ 12	$ 599,212
Equity securities	54	--	--	54
Separate account assets	17,422,820	--	--	17,422,820
Total	$ 17,422,874	$ 599,200	$ 12	$ 18,022,086

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2009:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2009
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 191,440	$ --	$ 191,440
Corporate debt securities	--	318,856	--	318,856
Foreign government securities	--	2,468	--	2,468
Mortgage and asset backed securities	--	24,025	24	24,049
Total available-for-sale debt securities	$ --	$ 536,789	$ 24	$ 536,813
Separate account assets	15,126,626	--	--	15,126,626
Total	$ 15,126,626	$ 536,789	$ 24	$ 15,663,439

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Changes in Level 3 assets measured at fair value on a recurring basis during 2010 were as follows:

	Beginning Balance, January 1, 2010	Total Realized and Unrealized Gains (Losses) Recorded in Revenue	Total Realized and Unrealized Gains (Losses) Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance, December 31, 2010	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2010
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ 24	$ --	$ (12)	$ --	$ --	$ --	$ 12	$ --

Changes in Level 3 assets measured at fair value on a recurring basis during 2009 were as follows:

	Beginning Balance, January 1, 2009	Total Realized and Unrealized Gains (Losses) Recorded in Revenue	Total Realized and Unrealized Gains (Losses) Recorded in Other Comprehensive Income	Purchases Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2009	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2009
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ 980	$ 127	$ 98	$ (1,129)	$ (52)	$ 24	$ --

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but is disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion.

	2010		2009
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy loans	$ 517	$ 517	$ 561	$ 561
Reinsurance deposit and receivables	1,617,407	1,703,591	1,720,821	1,776,140

	$ 1,617,924	$ 1,704,108	$ 1,721,382	$ 1,776,701

Financial Liabilities:
Contractholder deposit funds	$ 737,089	$ 822,739	$ 813,401	$ 868,748

	$ 737,089	$ 822,739	$ 813,401	$ 868,748

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contractholder Deposit Funds

Fair values for the Company's contractholder deposit fund liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Current:
Federal	$ 25,419	$ 21,782	$ 2,017
State	239	(508)	(102)
	25,658	21,274	1,915
Deferred:
Federal	(7,793)	(13,924)	1,071
State	(125)	(196)	88
	(7,918)	(14,120)	1,159
Provision for income taxes	$ 17,740	$ 7,154	$ 3,074

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2010	2009
	(in thousands)
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$ 19,821	$ 16,231
Contractholder reserves	35,328	31,591
Deferred revenue	8,450	9,441
Unrealized losses/(gains) on available-for-sale securities	(4,993)	(3,857)
Deferred compensation and retirement benefit plans	2,537	2,259
Other, net	1,215	(65)

Net deferred tax asset	$ 62,358	$ 55,600

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 24,304	$ 10,905	$ 7,550
Dividends received deduction	(6,438)	(4,137)	(4,514)
Other, net	(126)	386	38

	$ 17,740	$ 7,154	$ 3,074

FILI paid federal and state income taxes of $40,119,000, $0 and $8,000,000 in 2010, 2009 and 2008, respectively.

FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is no longer subject to U.S. federal or state tax examinations for years before 2007. During 2010, the State of New York completed examination of the Company's state income tax returns for the tax years 2005 and 2006 which resulted in no material impact on the financial statements. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $6,438,000, $4,137,000, and $4,514,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2010, 2009 and 2008, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

Years Ended December 31,
	2010	2009	2008
(in thousands)
FILI
Statutory net income	$ 63,681	$ 13,303	$ (8,005)
Statutory surplus	$ 739,300	$ 669,319	$ 648,121
EFILI
Statutory net income	$ 2,441	$ 1,857	$ 265
Statutory surplus	$ 57,549	$ 54,461	$ 52,056

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of approximately 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $20,329,000, $17,926,000 and $24,558,000 in 2010, 2009 and 2008, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $27,332,000, $23,777,000 and $6,065,000 in 2010, 2009 and 2008, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company entered into agreements with Pyramis Global Advisors Trust Company to provide investment and managerial advice. The Company incurred charges of $1,107,000, $1,078,000, and $948,000 in 2010, 2009 and 2008, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR LLC and its subsidiaries $36,829,000, $26,609,000 and $32,202,000 in 2010, 2009 and 2008, respectively, for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $1,559,000, $2,556,000 and $3,403,000 in 2010, 2009 and 2008, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $4,512,000, $4,945,000 and $4,706,000 in 2010, 2009 and 2008, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

Effective February 28, 2009, FILI issued a $200,000,000 unsecured revolving line of credit to its parent, FMR LLC. The revolving line of credit agreement was approved by the Utah Insurance Department and matures on an annual basis but may be extended for successive one year periods by mutual agreement of the parties, subject to the prior approval of the Utah Insurance Department. Under the terms of the agreement, FILI receives a facility fee per year based on the unused amounts of the line of credit. As of December 31, 2010 and 2009, the facility fee was 0.08% and 0.12%, respectively, per year. In addition, FILI receives annual interest on any advances made under the agreement at LIBOR (based on Bloomberg quotations) plus a spread. There were no amounts advanced by FILI under the line of credit agreement. In 2010 and 2009, the Company earned $202,000 and $199,000 respectively, in facility fees from FMR LLC. Effective February 27, 2011, the revolving line of credit agreement was renewed for one year.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)

Commissions, gross	$ 20,329	$ 17,926	$ 24,558
Compensation and benefits	22,057	29,899	35,465
Capitalization of deferred policy acquisition costs	(6,071)	(5,697)	(9,182)
Amortization of deferred policy acquisition costs	3,982	1,883	11,407
Rent expenses	1,299	2,068	3,264
Taxes, licenses and fees	2,418	3,553	2,987
General insurance expenses	25,293	29,423	46,837

	$ 69,307	$ 79,055	$ 115,336

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2010, 2009 and 2008, the Company (decreased) increased amortization by ($1,727,000), ($3,823,000) and $4,007,000, respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2010). Sales of these two products were discontinued in May, 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

10. REINSURANCE (CONTINUED):

liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

December 31,
	2010	2009
(in thousands)
Reinsurance deposit and receivables:
Genworth Life Insurance Company and Genworth Life Insurance Company of New York	$ 957,317	$ 1,045,021
Principal Life Insurance Company	593,197	608,514

Reinsurance deposit and receivables	$ 1,550,514	$ 1,653,535

Contractholder deposit funds and future benefits	$ 1,572,411	$ 1,677,183

Interest on reinsurance deposit	$ 43,277	$ 47,414
Contract and policy benefits and expenses	$ 36,528	$ 39,967

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of these reinsurers.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)

Direct life premiums	$ 15,874	$ 15,668	$ 15,915
Reinsurance ceded, net of ceding expense allowance	(6,114)	(10,672)	(8,872)
Net life premiums	$ 9,760	$ 4,996	$ 7,043

Direct contract and policy benefits	$ 264,059	$ 273,926	$ 278,297
Reinsurance ceded	(200,196)	(211,555)	(215,335)
Net contract and policy benefits	$ 63,863	$ 62,371	$ 62,962

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Fidelity® Investments
Variable Annuity Account I

Annual Report

December 31, 2010

(fidelity_logo_graphic)

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 506,107	$ 733,498	$ 150,083	$ 204,605	$ 462,718	$ 124,725	$ 400,133	$ 80,947
Receivable from FILI	0	0	6	0	0	0	0	0
Total assets	506,107	733,498	150,089	204,605	462,718	124,725	400,133	80,947
Liabilities:
Payable to FILI	16	13	0	0	28	0	38	0
Total net assets	$ 506,091	$ 733,485	$ 150,089	$ 204,605	$ 462,690	$ 124,725	$ 400,095	$ 80,947
Net Assets:
Fidelity Retirement Reserves	467,274	0	112,400	0	398,132	0	361,736	0
Fidelity Income Advantage	38,817	0	37,689	0	64,558	0	38,359	0
Fidelity Personal Retirement	0	729,409	0	204,605	0	124,725	0	80,947
Fidelity Freedom Lifetime Income	0	1,582	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	2,494	0	0	0	0	0	0
Total net assets	$ 506,091	$ 733,485	$ 150,089	$ 204,605	$ 462,690	$ 124,725	$ 400,095	$ 80,947
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	21,513	0	2,918	0	6,842	0	5,764	0
Unit Value	$ 21.73	$ 0.00	$ 38.52	$ 0.00	$ 58.20	$ 0.00	$ 62.77	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,830	0	1,001	0	1,136	0	626	0
Unit Value	$ 21.23	$ 0.00	$ 37.63	$ 0.00	$ 56.85	$ 0.00	$ 61.32	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	66,594	0	15,573	0	11,081	0	6,687
Highest Unit Value	$ 0.00	$ 11.46	$ 0.00	$ 16.78	$ 0.00	$ 17.44	$ 0.00	$ 17.81
Lowest Unit Value	$ 0.00	$ 10.01	$ 0.00	$ 10.56	$ 0.00	$ 10.57	$ 0.00	$ 11.51
Fidelity Freedom Lifetime Income:
Units Outstanding	0	141	0	0	0	0	0	0
Unit Value	$ 0.00	$ 11.24	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	238	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.18	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.85	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	7	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.13	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.82	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 95,323	$ 56,430	$ 119,350	$ 370,257	$ 387,545	$ 306,595	$ 86,659
Receivable from FILI	1	0	0	0	0	0	0
Total assets	95,324	56,430	119,350	370,257	387,545	306,595	86,659
Liabilities:
Payable to FILI	0	1	0	22	0	16	0
Total net assets	$ 95,324	$ 56,429	$ 119,350	$ 370,235	$ 387,545	$ 306,579	$ 86,659
Net Assets:
Fidelity Retirement Reserves	88,158	49,014	0	290,271	0	252,739	0
Fidelity Income Advantage	7,166	7,415	0	79,964	0	53,840	0
Fidelity Personal Retirement	0	0	119,350	0	387,545	0	86,659
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 95,324	$ 56,429	$ 119,350	$ 370,235	$ 387,545	$ 306,579	$ 86,659
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,355	3,485	0	8,124	0	6,238	0
Unit Value	$ 37.43	$ 14.06	$ 0.00	$ 35.73	$ 0.00	$ 40.52	$ 0.00
Fidelity Income Advantage:
Units Outstanding	196	534	0	2,290	0	1,360	0
Unit Value	$ 36.56	$ 13.88	$ 0.00	$ 34.91	$ 0.00	$ 39.58	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	9,530	0	31,641	0	6,591
Highest Value	$ 0.00	$ 0.00	$ 16.52	$ 0.00	$ 13.04	$ 0.00	$ 15.79
Lowest Value	$ 0.00	$ 0.00	$ 11.85	$ 0.00	$ 9.97	$ 0.00	$ 11.10
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 656,546	$ 95,394	$ 29,732	$ 953,946	$ 495,537	$ 147,013	$ 1,261,094
Receivable from FILI	12	0	0	4	1	8	0
Total assets	656,558	95,394	29,732	953,950	495,538	147,021	1,261,094
Liabilities:
Payable to FILI	0	8	0	0	0	0	0
Total net assets	$ 656,558	$ 95,386	$ 29,732	$ 953,950	$ 495,538	$ 147,021	$ 1,261,094
Net Assets:
Fidelity Retirement Reserves	343,180	76,968	0	853,011	0	104,862	0
Fidelity Income Advantage	51,620	18,418	0	100,939	0	42,159	0
Fidelity Personal Retirement	261,758	0	29,732	0	495,538	0	242,010
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	1,019,084
Total net assets	$ 656,558	$ 95,386	$ 29,732	$ 953,950	$ 495,538	$ 147,021	$ 1,261,094
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	9,604	2,991	0	18,500	0	5,314	0
Unit Value	$ 35.73	$ 25.74	$ 0.00	$ 46.11	$ 0.00	$ 19.73	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,479	733	0	2,241	0	2,187	0
Unit Value	$ 34.90	$ 25.14	$ 0.00	$ 45.04	$ 0.00	$ 19.28	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	22,138	0	2,272	0	38,064	0	17,600
Highest Value	$ 16.39	$ 0.00	$ 16.88	$ 0.00	$ 18.15	$ 0.00	$ 18.58
Lowest Value	$ 11.25	$ 0.00	$ 11.10	$ 0.00	$ 11.81	$ 0.00	$ 11.57
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	62,001
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 18.23
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 10.46
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	29,470
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 18.17
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 10.41

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 17,556	$ 22,625	$ 111,767	$ 26,858	$ 60,908	$ 34,050	$ 464,247	$ 306,656
Receivable from FILI	1	0	2	0	2	0	4	0
Total assets	17,557	22,625	111,769	26,858	60,910	34,050	464,251	306,656
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 17,557	$ 22,625	$ 111,769	$ 26,858	$ 60,910	$ 34,050	$ 464,251	$ 306,656
Net Assets:
Fidelity Retirement Reserves	14,791	0	89,205	0	50,976	0	393,008	0
Fidelity Income Advantage	2,766	0	22,564	0	9,934	0	71,243	0
Fidelity Personal Retirement	0	22,625	0	26,858	0	34,050	0	306,656
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 17,557	$ 22,625	$ 111,769	$ 26,858	$ 60,910	$ 34,050	$ 464,251	$ 306,656
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	998	0	4,942	0	3,888	0	14,919	0
Unit Value	$ 14.82	$ 0.00	$ 18.05	$ 0.00	$ 13.11	$ 0.00	$ 26.34	$ 0.00
Fidelity Income Advantage:
Units Outstanding	189	0	1,280	0	776	0	2,763	0
Unit Value	$ 14.60	$ 0.00	$ 17.63	$ 0.00	$ 12.81	$ 0.00	$ 25.78	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,763	0	2,266	0	2,907	0	20,912
Highest Value	$ 0.00	$ 18.74	$ 0.00	$ 16.38	$ 0.00	$ 20.37	$ 0.00	$ 20.85
Lowest Value	$ 0.00	$ 11.71	$ 0.00	$ 11.14	$ 0.00	$ 11.00	$ 0.00	$ 11.62
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 57,532	$ 46,862	$ 19,115	$ 17,799	$ 92,108	$ 84,555	$ 136,935	$ 95,287
Receivable from FILI	0	0	1	0	1	0	0	0
Total assets	57,532	46,862	19,116	17,799	92,109	84,555	136,935	95,287
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 57,532	$ 46,862	$ 19,116	$ 17,799	$ 92,109	$ 84,555	$ 136,935	$ 95,287
Net Assets:
Fidelity Retirement Reserves	47,072	0	16,873	0	81,952	0	121,617	0
Fidelity Income Advantage	10,460	0	2,243	0	10,157	0	15,318	0
Fidelity Personal Retirement	0	46,862	0	17,799	0	84,555	0	95,287
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 57,532	$ 46,862	$ 19,116	$ 17,799	$ 92,109	$ 84,555	$ 136,935	$ 95,287
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,115	0	1,316	0	5,486	0	4,828	0
Unit Value	$ 15.11	$ 0.00	$ 12.82	$ 0.00	$ 14.94	$ 0.00	$ 25.19	$ 0.00
Fidelity Income Advantage:
Units Outstanding	702	0	178	0	693	0	620	0
Unit Value	$ 14.89	$ 0.00	$ 12.58	$ 0.00	$ 14.66	$ 0.00	$ 24.72	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	3,681	0	1,421	0	5,246	0	6,428
Highest Value	$ 0.00	$ 25.29	$ 0.00	$ 13.17	$ 0.00	$ 29.07	$ 0.00	$ 19.69
Lowest Value	$ 0.00	$ 12.09	$ 0.00	$ 10.49	$ 0.00	$ 12.44	$ 0.00	$ 13.14
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 32,804	$ 28,133	$ 17,677	$ 19,588	$ 39,862	$ 44,301	$ 13,914	$ 22,490
Receivable from FILI	0	0	1	0	0	0	0	0
Total assets	32,804	28,133	17,678	19,588	39,862	44,301	13,914	22,490
Liabilities:
Payable to FILI	1	0	0	0	0	0	0	0
Total net assets	$ 32,803	$ 28,133	$ 17,678	$ 19,588	$ 39,862	$ 44,301	$ 13,914	$ 22,490
Net Assets:
Fidelity Retirement Reserves	29,243	0	15,997	0	33,997	0	12,171	0
Fidelity Income Advantage	3,560	0	1,681	0	5,865	0	1,743	0
Fidelity Personal Retirement	0	28,133	0	19,588	0	44,301	0	22,490
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 32,803	$ 28,133	$ 17,678	$ 19,588	$ 39,862	$ 44,301	$ 13,914	$ 22,490
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,036	0	1,847	0	1,534	0	917	0
Unit Value	$ 14.36	$ 0.00	$ 8.66	$ 0.00	$ 22.16	$ 0.00	$ 13.28	$ 0.00
Fidelity Income Advantage:
Units Outstanding	253	0	198	0	270	0	134	0
Unit Value	$ 14.09	$ 0.00	$ 8.50	$ 0.00	$ 21.75	$ 0.00	$ 13.03	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	2,177	0	2,304	0	2,934	0	1,711
Highest Value	$ 0.00	$ 17.66	$ 0.00	$ 18.12	$ 0.00	$ 21.62	$ 0.00	$ 22.16
Lowest Value	$ 0.00	$ 11.96	$ 0.00	$ 7.22	$ 0.00	$ 12.20	$ 0.00	$ 12.10
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 50,015	$ 56,952	$ 139,502	$ 580,146	$ 6,697	$ 8,333	$ 13,953	$ 26,163
Receivable from FILI	2	0	0	0	0	0	5	0
Total assets	50,017	56,952	139,502	580,146	6,697	8,333	13,958	26,163
Liabilities:
Payable to FILI	0	0	29	0	0	0	0	0
Total net assets	$ 50,017	$ 56,952	$ 139,473	$ 580,146	$ 6,697	$ 8,333	$ 13,958	$ 26,163
Net Assets:
Fidelity Retirement Reserves	44,110	0	117,480	0	5,641	0	12,159	0
Fidelity Income Advantage	5,907	0	21,993	0	1,056	0	1,799	0
Fidelity Personal Retirement	0	56,952	0	580,146	0	8,333	0	26,163
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 50,017	$ 56,952	$ 139,473	$ 580,146	$ 6,697	$ 8,333	$ 13,958	$ 26,163
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,262	0	7,535	0	474	0	1,037	0
Unit Value	$ 19.50	$ 0.00	$ 15.60	$ 0.00	$ 11.91	$ 0.00	$ 11.72	$ 0.00
Fidelity Income Advantage:
Units Outstanding	307	0	1,429	0	90	0	155	0
Unit Value	$ 19.21	$ 0.00	$ 15.39	$ 0.00	$ 11.78	$ 0.00	$ 11.59	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	4,354	0	42,845	0	668	0	2,159
Highest Value	$ 0.00	$ 26.59	$ 0.00	$ 15.00	$ 0.00	$ 20.34	$ 0.00	$ 22.85
Lowest Value	$ 0.00	$ 10.86	$ 0.00	$ 10.25	$ 0.00	$ 11.54	$ 0.00	$ 11.34
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 9,261	$ 15,574	$ 17,743	$ 34,759	$ 6,619	$ 13,485	$ 9,435	$ 30,246
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	9,261	15,574	17,743	34,759	6,619	13,485	9,435	30,246
Liabilities:
Payable to FILI	0	0	19	0	0	0	0	0
Total net assets	$ 9,261	$ 15,574	$ 17,724	$ 34,759	$ 6,619	$ 13,485	$ 9,435	$ 30,246
Net Assets:
Fidelity Retirement Reserves	7,998	0	14,750	0	5,632	0	9,435	0
Fidelity Income Advantage	1,263	0	2,974	0	987	0	0	0
Fidelity Personal Retirement	0	15,574	0	34,759	0	13,485	0	30,246
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 9,261	$ 15,574	$ 17,724	$ 34,759	$ 6,619	$ 13,485	$ 9,435	$ 30,246
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	819	0	1,370	0	464	0	764	0
Unit Value	$ 9.77	$ 0.00	$ 10.78	$ 0.00	$ 12.13	$ 0.00	$ 12.35	$ 0.00
Fidelity Income Advantage:
Units Outstanding	131	0	279	0	82	0	0	0
Unit Value	$ 9.66	$ 0.00	$ 10.66	$ 0.00	$ 12.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,504	0	3,046	0	1,049	0	2,484
Highest Value	$ 0.00	$ 16.59	$ 0.00	$ 20.58	$ 0.00	$ 19.56	$ 0.00	$ 12.86
Lowest Value	$ 0.00	$ 9.62	$ 0.00	$ 10.63	$ 0.00	$ 11.97	$ 0.00	$ 10.38
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 5,267	$ 8,992	$ 17,308	$ 49,257	$ 30,377	$ 62,259
Receivable from FILI	0	0	0	0	0	0
Total assets	5,267	8,992	17,308	49,257	30,377	62,259
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 5,267	$ 8,992	$ 17,308	$ 49,257	$ 30,377	$ 62,259
Net Assets:
Fidelity Retirement Reserves	5,267	0	17,308	0	30,377	0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	8,992	0	49,257	0	62,259
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 5,267	$ 8,992	$ 17,308	$ 49,257	$ 30,377	$ 62,259
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	421	0	1,365	0	2,369	0
Unit Value	$ 12.51	$ 0.00	$ 12.68	$ 0.00	$ 12.82	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	703	0	3,835	0	4,837
Highest Value	$ 0.00	$ 14.83	$ 0.00	$ 15.29	$ 0.00	$ 15.51
Lowest Value	$ 0.00	$ 10.79	$ 0.00	$ 10.91	$ 0.00	$ 10.94
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 24,909	$ 85,916	$ 13,290	$ 41,723	$ 13,427	$ 42,626
Receivable from FILI	0	0	0	0	0	0
Total assets	24,909	85,916	13,290	41,723	13,427	42,626
Liabilities:
Payable to FILI	1	0	0	0	0	0
Total net assets	$ 24,908	$ 85,916	$ 13,290	$ 41,723	$ 13,427	$ 42,626
Net Assets:
Fidelity Retirement Reserves	24,908	0	13,290	0	13,427	0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	85,916	0	41,723	0	42,626
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 24,908	$ 85,916	$ 13,290	$ 41,723	$ 13,427	$ 42,626
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,967	0	1,039	0	1,076	0
Unit Value	$ 12.66	$ 0.00	$ 12.79	$ 0.00	$ 12.48	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	6,663	0	3,128	0	3,284
Highest Value	$ 0.00	$ 16.42	$ 0.00	$ 16.86	$ 0.00	$ 17.32
Lowest Value	$ 0.00	$ 11.14	$ 0.00	$ 11.30	$ 0.00	$ 11.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 8,040	$ 14,047	$ 6,740	$ 18,360	$ 45,481	$ 341,736	$ 602,022
Receivable from FILI	1	0	1	2	0	0	14
Total assets	8,041	14,047	6,741	18,362	45,481	341,736	602,036
Liabilities:
Payable to FILI	0	0	0	0	0	25	0
Total net assets	$ 8,041	$ 14,047	$ 6,741	$ 18,362	$ 45,481	$ 341,711	$ 602,036
Net Assets:
Fidelity Retirement Reserves	0	0	0	15,923	0	56,412	94,531
Fidelity Income Advantage	0	0	0	2,439	0	11,795	58,619
Fidelity Personal Retirement	0	0	0	0	45,481	270,776	444,945
Fidelity Freedom Lifetime Income	8,041	14,047	6,741	0	0	2,728	3,941
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 8,041	$ 14,047	$ 6,741	$ 18,362	$ 45,481	$ 341,711	$ 602,036
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,638	0	4,850	8,385
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 9.72	$ 0.00	$ 11.63	$ 11.27
Fidelity Income Advantage:
Units Outstanding	0	0	0	253	0	1,025	5,248
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 9.63	$ 0.00	$ 11.52	$ 11.17
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	3,960	22,781	36,729
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 18.41	$ 12.37	$ 14.45
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 9.92	$ 10.37	$ 10.90
Fidelity Freedom Lifetime Income:
Units Outstanding	645	1,122	545	0	0	255	379
Unit Value	$ 12.46	$ 12.52	$ 12.37	$ 0.00	$ 0.00	$ 10.72	$ 10.39
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 1,186,465	$ 477,303	$ 198,859	$ 7,678	$ 13,672	$ 43,548	$ 51,289
Receivable from FILI	5	4	0	9	0	1	0
Total assets	1,186,470	477,307	198,859	7,687	13,672	43,549	51,289
Liabilities:
Payable to FILI	0	0	15	0	0	0	0
Total net assets	$ 1,186,470	$ 477,307	$ 198,844	$ 7,687	$ 13,672	$ 43,549	$ 51,289
Net Assets:
Fidelity Retirement Reserves	34,042	55,253	41,948	6,600	0	39,628	0
Fidelity Income Advantage	23,410	36,958	17,085	1,087	0	3,921	0
Fidelity Personal Retirement	179,651	384,510	138,619	0	13,672	0	51,289
Fidelity Freedom Lifetime Income	1,797	586	1,192	0	0	0	0
Fidelity Growth and Guaranteed Income	947,570	0	0	0	0	0	0
Total net assets	$ 1,186,470	$ 477,307	$ 198,844	$ 7,687	$ 13,672	$ 43,549	$ 51,289
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,318	5,145	4,052	557	0	2,938	0
Unit Value	$ 10.26	$ 10.74	$ 10.35	$ 11.84	$ 0.00	$ 13.49	$ 0.00
Fidelity Income Advantage:
Units Outstanding	2,293	3,474	1,668	92	0	293	0
Unit Value	$ 10.21	$ 10.64	$ 10.25	$ 11.75	$ 0.00	$ 13.39	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	15,130	32,547	12,129	0	1,113	0	3,577
Highest Value	$ 15.31	$ 15.80	$ 16.95	$ 0.00	$ 15.07	$ 0.00	$ 27.81
Lowest Value	$ 10.41	$ 11.02	$ 10.62	$ 0.00	$ 11.20	$ 0.00	$ 12.65
Fidelity Freedom Lifetime Income:
Units Outstanding	174	59	124	0	0	0	0
Unit Value	$ 10.32	$ 9.92	$ 9.59	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	51,739	0	0	0	0	0	0
Highest Value	$ 15.02	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 10.01	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	32,953	0	0	0	0	0	0
Highest Value	$ 14.97	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 9.96	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 3,204	$ 5,008	$ 28,716	$ 40,744	$ 203,008	$ 139,379
Receivable from FILI	0	0	0	0	3	1
Total assets	3,204	5,008	28,716	40,744	203,011	139,380
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 3,204	$ 5,008	$ 28,716	$ 40,744	$ 203,011	$ 139,380
Net Assets:
Fidelity Retirement Reserves	2,931	0	25,952	0	116,923	36,883
Fidelity Income Advantage	273	0	2,764	0	12,908	5,160
Fidelity Personal Retirement	0	5,008	0	40,744	73,180	97,337
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 3,204	$ 5,008	$ 28,716	$ 40,744	$ 203,011	$ 139,380
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	332	0	2,870	0	4,034	1,390
Unit Value	$ 8.83	$ 0.00	$ 9.04	$ 0.00	$ 28.99	$ 26.54
Fidelity Income Advantage:
Units Outstanding	31	0	307	0	456	199
Unit Value	$ 8.76	$ 0.00	$ 9.00	$ 0.00	$ 28.32	$ 25.92
Fidelity Personal Retirement:
Units Outstanding	0	473	0	3,638	5,351	7,612
Highest Value	$ 0.00	$ 21.78	$ 0.00	$ 24.41	$ 23.62	$ 15.77
Lowest Value	$ 0.00	$ 8.98	$ 0.00	$ 9.15	$ 11.41	$ 9.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation (b)	Invesco - Van Kampen Global Value Equity (b)	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I	CST - International Equity Flex III
Assets:
Investments at market value	$ 48,647	$ 24,894	$ 29,321	$ 21,914	$ 12,696	$ 21,562
Receivable from FILI	1	0	1	2	0	0
Total assets	48,648	24,894	29,322	21,916	12,696	21,562
Liabilities:
Payable to FILI	0	0	0	0	2	0
Total net assets	$ 48,648	$ 24,894	$ 29,322	$ 21,916	$ 12,694	$ 21,562
Net Assets:
Fidelity Retirement Reserves	19,573	13,732	25,138	18,816	10,796	14,019
Fidelity Income Advantage	4,929	3,152	4,184	3,100	1,898	1,952
Fidelity Personal Retirement	24,146	8,010	0	0	0	5,591
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 48,648	$ 24,894	$ 29,322	$ 21,916	$ 12,694	$ 21,562
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,488	947	1,163	781	1,010	1,247
Unit Value	$ 13.15	$ 14.50	$ 21.61	$ 24.08	$ 10.69	$ 11.24
Fidelity Income Advantage:
Units Outstanding	384	223	198	132	182	174
Unit Value	$ 12.85	$ 14.16	$ 21.11	$ 23.53	$ 10.44	$ 11.22
Fidelity Personal Retirement:
Units Outstanding	2,269	816	0	0	0	492
Highest Value	$ 16.42	$ 14.50	$ 0.00	$ 0.00	$ 0.00	$ 11.58
Lowest Value	$ 9.64	$ 9.04	$ 0.00	$ 0.00	$ 0.00	$ 11.30
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return
Assets:
Investments at market value	$ 224,291	$ 395,385	$ 202,358	$ 455,440
Receivable from FILI	4	0	0	0
Total assets	224,295	395,385	202,358	455,440
Liabilities:
Payable to FILI	0	0	0	1
Total net assets	$ 224,295	$ 395,385	$ 202,358	$ 455,439
Net Assets:
Fidelity Retirement Reserves	74,036	43,486	21,493	44,487
Fidelity Income Advantage	5,504	2,362	1,336	2,536
Fidelity Personal Retirement	144,755	349,537	179,529	408,416
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 224,295	$ 395,385	$ 202,358	$ 455,439
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,828	4,106	1,950	4,100
Unit Value	$ 15.33	$ 10.59	$ 11.02	$ 10.85
Fidelity Income Advantage:
Units Outstanding	362	224	122	234
Unit Value	$ 15.19	$ 10.56	$ 11.00	$ 10.82
Fidelity Personal Retirement:
Units Outstanding	9,274	33,364	16,659	38,208
Highest Value	$ 24.80	$ 10.67	$ 11.10	$ 10.93
Lowest Value	$ 11.45	$ 10.08	$ 10.01	$ 9.99
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 1,061	$ 1,208	$ 11,231	$ 12,578	$ 7,922	$ 2,021
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4,137	0	854	0	2,918	0
Administrative and other charges	276	0	57	0	195	0
Total expenses	4,413	0	911	0	3,113	0
Fidelity Income Advantage:
Mortality and expense risk charges	335	0	280	0	460	0
Administrative and other charges	112	0	93	0	154	0
Total expenses	447	0	373	0	614	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,595	0	341	0	226
Administrative and other charges	0	399	0	85	0	56
Total expenses	0	1,994	0	426	0	282
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	3	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	4	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	13	0	0	0	0
Administrative and other charges	0	3	0	0	0	0
Total expenses	0	16	0	0	0	0
Total expenses	4,860	2,014	1,284	426	3,727	282
Net investment income (loss)	(3,799)	(806)	9,947	12,152	4,195	1,739
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	2,314	19,104	(21,537)	(11,512)
Realized gain distributions	323	490	0	0	0	0
Net realized gain (loss) on investments	323	490	2,314	19,104	(21,537)	(11,512)
Unrealized appreciation (depreciation)	0	0	5,983	(9,478)	76,527	25,325
Net increase (decrease) in net assets from operations	$ (3,476)	$ (316)	$ 18,244	$ 21,778	$ 59,185	$ 15,552

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 990	$ 145	$ 1,238	$ 736	$ 1,468	$ 13,451	$ 14,013
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,482	0	628	357	0	2,429	0
Administrative and other charges	166	0	42	24	0	162	0
Total expenses	2,648	0	670	381	0	2,591	0
Fidelity Income Advantage:
Mortality and expense risk charges	258	0	51	53	0	633	0
Administrative and other charges	86	0	17	18	0	211	0
Total expenses	344	0	68	71	0	844	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	132	0	0	211	0	862
Administrative and other charges	0	33	0	0	53	0	216
Total expenses	0	165	0	0	264	0	1,078
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,992	165	738	452	264	3,435	1,078
Net investment income (loss)	(2,002)	(20)	500	284	1,204	10,016	12,935
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(21,929)	(955)	(6,527)	(3,866)	(8,108)	2,021	13,853
Realized gain distributions	1,216	235	169	100	211	4,084	4,301
Net realized gain (loss) on investments	(20,713)	(720)	(6,358)	(3,766)	(7,897)	6,105	18,154
Unrealized appreciation (depreciation)	100,062	15,042	16,107	9,325	19,929	11,328	(2,091)
Net increase (decrease) in net assets from operations	$ 77,347	$ 14,302	$ 10,249	$ 5,843	$ 13,236	$ 27,449	$ 28,998

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 4,950	$ 1,294	$ 11,860	$ 1,052	$ 307	$ 10,915	$ 5,304
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,846	0	2,516	559	0	6,094	0
Administrative and other charges	123	0	168	37	0	406	0
Total expenses	1,969	0	2,684	596	0	6,500	0
Fidelity Income Advantage:
Mortality and expense risk charges	389	0	372	130	0	709	0
Administrative and other charges	130	0	124	43	0	236	0
Total expenses	519	0	496	173	0	945	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	143	452	0	51	0	862
Administrative and other charges	0	35	113	0	13	0	216
Total expenses	0	178	565	0	64	0	1,078
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,488	178	3,745	769	64	7,445	1,078
Net investment income (loss)	2,462	1,116	8,115	283	243	3,470	4,226
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,070)	1,078	(5,089)	(2,603)	63	(16,717)	(11,813)
Realized gain distributions	1,491	409	11,414	293	91	396	205
Net realized gain (loss) on investments	(3,579)	1,487	6,325	(2,310)	154	(16,321)	(11,608)
Unrealized appreciation (depreciation)	38,290	6,722	67,340	15,086	3,327	148,345	75,762
Net increase (decrease) in net assets from operations	$ 37,173	$ 9,325	$ 81,780	$ 13,059	$ 3,724	$ 135,494	$ 68,380

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 2,261	$ 18,815	$ 36	$ 38	$ 753	$ 154
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	746	0	109	0	658	0
Administrative and other charges	50	0	7	0	44	0
Total expenses	796	0	116	0	702	0
Fidelity Income Advantage:
Mortality and expense risk charges	290	0	18	0	163	0
Administrative and other charges	97	0	6	0	54	0
Total expenses	387	0	24	0	217	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	413	0	35	0	42
Administrative and other charges	0	103	0	17	0	11
Total expenses	0	516	0	52	0	53
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	8,661	0	0	0	0
Administrative and other charges	0	2,353	0	0	0	0
Total expenses	0	11,014	0	0	0	0
Total expenses	1,183	11,530	140	52	919	53
Net investment income (loss)	1,078	7,285	(104)	(14)	(166)	101
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(654)	22,862	(297)	(23)	(6,742)	(1,082)
Realized gain distributions	744	6,424	0	0	0	0
Net realized gain (loss) on investments	90	29,286	(297)	(23)	(6,742)	(1,082)
Unrealized appreciation (depreciation)	20,266	144,272	2,966	3,306	20,772	3,807
Net increase (decrease) in net assets from operations	$ 21,434	$ 180,843	$ 2,565	$ 3,269	$ 13,864	$ 2,826

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 115	$ 48	$ 1,521	$ 811	$ 283	$ 197
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	352	0	2,621	0	339	0
Administrative and other charges	23	0	175	0	22	0
Total expenses	375	0	2,796	0	361	0
Fidelity Income Advantage:
Mortality and expense risk charges	63	0	474	0	76	0
Administrative and other charges	21	0	158	0	25	0
Total expenses	84	0	632	0	101	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	57	0	478	0	88
Administrative and other charges	0	14	0	120	0	22
Total expenses	0	71	0	598	0	110
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	459	71	3,428	598	462	110
Net investment income (loss)	(344)	(23)	(1,907)	213	(179)	87
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	171	4,022	3,178	6,871	(2,674)	(1,163)
Realized gain distributions	0	0	1,323	781	0	0
Net realized gain (loss) on investments	171	4,022	4,501	7,652	(2,674)	(1,163)
Unrealized appreciation (depreciation)	11,129	1,313	99,174	52,184	14,387	9,969
Net increase (decrease) in net assets from operations	$ 10,956	$ 5,312	$ 101,768	$ 60,049	$ 11,534	$ 8,893

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 531	$ 475	$ 0	$ 0	$ 738	$ 435
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	127	0	518	0	831	0
Administrative and other charges	8	0	35	0	55	0
Total expenses	135	0	553	0	886	0
Fidelity Income Advantage:
Mortality and expense risk charges	18	0	64	0	108	0
Administrative and other charges	6	0	21	0	36	0
Total expenses	24	0	85	0	144	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	31	0	128	0	158
Administrative and other charges	0	8	0	32	0	39
Total expenses	0	39	0	160	0	197
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	159	39	638	160	1,030	197
Net investment income (loss)	372	436	(638)	(160)	(292)	238
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,530)	(201)	7,306	9,576	(5,980)	(4,651)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(1,530)	(201)	7,306	9,576	(5,980)	(4,651)
Unrealized appreciation (depreciation)	2,918	1,345	10,735	5,590	26,098	17,849
Net increase (decrease) in net assets from operations	$ 1,760	$ 1,580	$ 17,403	$ 15,006	$ 19,826	$ 13,436

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 57	$ 28	$ 39	$ 31	$ 219	$ 211
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	221	0	139	0	216	0
Administrative and other charges	15	0	9	0	14	0
Total expenses	236	0	148	0	230	0
Fidelity Income Advantage:
Mortality and expense risk charges	26	0	9	0	35	0
Administrative and other charges	9	0	3	0	12	0
Total expenses	35	0	12	0	47	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	51	0	36	0	61
Administrative and other charges	0	13	0	9	0	15
Total expenses	0	64	0	45	0	76
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	271	64	160	45	277	76
Net investment income (loss)	(214)	(36)	(121)	(14)	(58)	135
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(122)	25	(2,716)	(731)	440	1,144
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(122)	25	(2,716)	(731)	440	1,144
Unrealized appreciation (depreciation)	5,049	3,706	1,996	1,063	8,075	6,624
Net increase (decrease) in net assets from operations	$ 4,713	$ 3,695	$ (841)	$ 318	$ 8,457	$ 7,903

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 19	$ 20	$ 627	$ 663	$ 6,088	$ 24,494
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	46	0	298	0	943	0
Administrative and other charges	3	0	20	0	63	0
Total expenses	49	0	318	0	1,006	0
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	37	0	174	0
Administrative and other charges	2	0	12	0	58	0
Total expenses	9	0	49	0	232	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	21	0	88	0	1,084
Administrative and other charges	0	5	0	22	0	271
Total expenses	0	26	0	110	0	1,355
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	58	26	367	110	1,238	1,355
Net investment income (loss)	(39)	(6)	260	553	4,850	23,139
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	149	1,128	(458)	2,314	4,182	19,333
Realized gain distributions	0	0	0	0	3,502	13,829
Net realized gain (loss) on investments	149	1,128	(458)	2,314	7,684	33,162
Unrealized appreciation (depreciation)	1,334	1,115	10,872	7,662	(98)	(11,785)
Net increase (decrease) in net assets from operations	$ 1,444	$ 2,237	$ 10,674	$ 10,529	$ 12,436	$ 44,516

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - Capital Appreciation, Class R	VIP - Capital Appreciation, Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 154	$ 282	$ 123	$ 192
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	32	0	96	0	66	0
Administrative and other charges	2	0	6	0	4	0
Total expenses	34	0	102	0	70	0
Fidelity Income Advantage:
Mortality and expense risk charges	6	0	13	0	11	0
Administrative and other charges	2	0	4	0	4	0
Total expenses	8	0	17	0	15	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	11	0	50	0	33
Administrative and other charges	0	3	0	12	0	8
Total expenses	0	14	0	62	0	41
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	42	14	119	62	85	41
Net investment income (loss)	(42)	(14)	35	220	38	151
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(95)	(78)	438	311	(1,636)	(3,447)
Realized gain distributions	0	0	154	271	0	0
Net realized gain (loss) on investments	(95)	(78)	592	582	(1,636)	(3,447)
Unrealized appreciation (depreciation)	1,158	1,180	1,114	2,517	2,403	4,717
Net increase (decrease) in net assets from operations	$ 1,021	$ 1,088	$ 1,741	$ 3,319	$ 805	$ 1,421

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 238	$ 428	$ 0	$ 0	$ 178	$ 553
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	113	0	36	0	72	0
Administrative and other charges	8	0	2	0	5	0
Total expenses	121	0	38	0	77	0
Fidelity Income Advantage:
Mortality and expense risk charges	20	0	6	0	0	0
Administrative and other charges	7	0	2	0	0	0
Total expenses	27	0	8	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	65	0	18	0	59
Administrative and other charges	0	16	0	5	0	14
Total expenses	0	81	0	23	0	73
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	148	81	46	23	77	73
Net investment income (loss)	90	347	(46)	(23)	101	480
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,133	2,371	81	626	84	390
Realized gain distributions	11	22	0	0	246	279
Net realized gain (loss) on investments	1,144	2,393	81	626	330	669
Unrealized appreciation (depreciation)	1,092	2,019	954	1,273	192	793
Net increase (decrease) in net assets from operations	$ 2,326	$ 4,759	$ 989	$ 1,876	$ 623	$ 1,942

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 103	$ 162	$ 356	$ 1,005	$ 624	$ 1,313
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	41	0	127	0	217	0
Administrative and other charges	3	0	8	0	15	0
Total expenses	44	0	135	0	232	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	18	0	93	0	118
Administrative and other charges	0	4	0	23	0	29
Total expenses	0	22	0	116	0	147
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	44	22	135	116	232	147
Net investment income (loss)	59	140	221	889	392	1,166
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(91)	139	(32)	69	419	(111)
Realized gain distributions	69	195	309	214	355	1,244
Net realized gain (loss) on investments	(22)	334	277	283	774	1,133
Unrealized appreciation (depreciation)	502	408	1,427	4,224	2,156	4,522
Net increase (decrease) in net assets from operations	$ 539	$ 882	$ 1,925	$ 5,396	$ 3,322	$ 6,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 512	$ 1,754	$ 265	$ 803	$ 250	$ 787
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	182	0	90	0	90	0
Administrative and other charges	12	0	6	0	6	0
Total expenses	194	0	96	0	96	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	158	0	75	0	74
Administrative and other charges	0	39	0	19	0	18
Total expenses	0	197	0	94	0	92
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	194	197	96	94	96	92
Net investment income (loss)	318	1,557	169	709	154	695
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	274	262	139	859	(13)	428
Realized gain distributions	190	1,259	75	318	94	543
Net realized gain (loss) on investments	464	1,521	214	1,177	81	971
Unrealized appreciation (depreciation)	2,264	7,182	1,295	3,315	1,425	3,773
Net increase (decrease) in net assets from operations	$ 3,046	$ 10,260	$ 1,678	$ 5,201	$ 1,660	$ 5,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Income:
Dividends	$ 171	$ 301	$ 134	$ 55	$ 119	$ 5,305	$ 9,193
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	91	0	406	654
Administrative and other charges	0	0	0	6	0	27	44
Total expenses	0	0	0	97	0	433	698
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	15	0	88	413
Administrative and other charges	0	0	0	5	0	29	138
Total expenses	0	0	0	20	0	117	551
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	60	476	772
Administrative and other charges	0	0	0	0	15	119	193
Total expenses	0	0	0	0	75	595	965
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	35	68	33	0	0	8	19
Administrative and other charges	7	14	6	0	0	2	4
Total expenses	42	82	39	0	0	10	23
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	42	82	39	117	75	1,155	2,237
Net investment income (loss)	129	219	95	(62)	44	4,150	6,956
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	31	0	58	569	1,477	4,382	10,306
Realized gain distributions	86	70	30	0	0	411	1,068
Net realized gain (loss) on investments	117	70	88	569	1,477	4,793	11,374
Unrealized appreciation (depreciation)	535	1,297	749	2,419	5,214	11,249	39,108
Net increase (decrease) in net assets from operations	$ 781	$ 1,586	$ 932	$ 2,926	$ 6,735	$ 20,192	$ 57,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Income:
Dividends	$ 14,163	$ 6,288	$ 2,052	$ 108	$ 179	$ 727	$ 756
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	210	385	284	50	0	200	0
Administrative and other charges	14	26	19	3	0	13	0
Total expenses	224	411	303	53	0	213	0
Fidelity Income Advantage:
Mortality and expense risk charges	148	269	114	9	0	33	0
Administrative and other charges	49	90	38	1	0	2	0
Total expenses	197	359	152	10	0	35	0
Fidelity Personal Retirement:
Mortality and expense risk charges	262	698	240	0	22	0	68
Administrative and other charges	65	175	60	0	5	0	17
Total expenses	327	873	300	0	27	0	85
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	7	3	4	0	0	0	0
Administrative and other charges	1	1	1	0	0	0	0
Total expenses	8	4	5	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	8,608	0	0	0	0	0	0
Administrative and other charges	2,249	0	0	0	0	0	0
Total expenses	10,857	0	0	0	0	0	0
Total expenses	11,613	1,647	760	63	27	248	85
Net investment income (loss)	2,550	4,641	1,292	45	152	479	671
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	23,427	2,655	3,897	92	329	2,532	4,287
Realized gain distributions	2,478	941	463	0	0	9	11
Net realized gain (loss) on investments	25,905	3,596	4,360	92	329	2,541	4,298
Unrealized appreciation (depreciation)	99,142	48,133	19,120	844	1,018	4,007	2,990
Net increase (decrease) in net assets from operations	$ 127,597	$ 56,370	$ 24,772	$ 981	$ 1,499	$ 7,027	$ 7,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 61	$ 78	$ 232	$ 329	$ 1,132	$ 3,819
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	20	0	182	0	847	264
Administrative and other charges	1	0	12	0	56	18
Total expenses	21	0	194	0	903	282
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	19	0	94	39
Administrative and other charges	0	0	6	0	31	13
Total expenses	5	0	25	0	125	52
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	74	126	138
Administrative and other charges	0	2	0	18	32	34
Total expenses	0	9	0	92	158	172
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	26	9	219	92	1,186	506
Net investment income (loss)	35	69	13	237	(54)	3,313
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	450	338	3,266	4,753	(8,401)	3,244
Realized gain distributions	0	0	109	152	0	0
Net realized gain (loss) on investments	450	338	3,375	4,905	(8,401)	3,244
Unrealized appreciation (depreciation)	18	172	(45)	(316)	39,081	388
Net increase (decrease) in net assets from operations	$ 503	$ 579	$ 3,343	$ 4,826	$ 30,626	$ 6,945

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation (b)	Invesco - Van Kampen Global Value Equity (b)	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I (b)
Income:
Dividends	$ 1,480	$ 451	$ 0	$ 159	$ 18
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	157	102	174	135	80
Administrative and other charges	11	7	12	9	5
Total expenses	168	109	186	144	85
Fidelity Income Advantage:
Mortality and expense risk charges	37	23	28	22	14
Administrative and other charges	12	7	9	7	5
Total expenses	49	30	37	29	19
Fidelity Personal Retirement:
Mortality and expense risk charges	51	14	0	0	0
Administrative and other charges	13	4	0	0	0
Total expenses	64	18	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	281	157	223	173	104
Net investment income (loss)	1,199	294	(223)	(14)	(86)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(7,750)	(28,509)	(3,299)	(2,054)	(3,524)
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(7,750)	(28,509)	(3,299)	(2,054)	(3,524)
Unrealized appreciation (depreciation)	8,800	30,447	11,630	6,374	5,167
Net increase (decrease) in net assets from operations	$ 2,249	$ 2,232	$ 8,108	$ 4,306	$ 1,557

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex III	Lazard - Retirement Emerging Markets	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return
Income:
Dividends	$ 18	$ 3,177	$ 4,896	$ 2,124	$ 8,217
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	103	467	287	157	306
Administrative and other charges	7	31	19	11	20
Total expenses	110	498	306	168	326
Fidelity Income Advantage:
Mortality and expense risk charges	14	34	13	11	20
Administrative and other charges	5	11	4	4	7
Total expenses	19	45	17	15	27
Fidelity Personal Retirement:
Mortality and expense risk charges	8	198	549	281	653
Administrative and other charges	2	50	137	70	164
Total expenses	10	248	686	351	817
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	139	791	1,009	534	1,170
Net investment income (loss)	(121)	2,386	3,887	1,590	7,047
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	32	10,682	2,731	2,872	2,156
Realized gain distributions	0	0	1,274	1,832	14,205
Net realized gain (loss) on investments	32	10,682	4,005	4,704	16,361
Unrealized appreciation (depreciation)	2,048	19,220	4,658	2,416	(3,472)
Net increase (decrease) in net assets from operations	$ 1,959	$ 32,288	$ 12,550	$ 8,710	$ 19,936

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (3,799)	$ (308)	$ (806)	$ 6,151	$ 9,947	$ 10,001	$ 12,152	$ 10,322
Net realized gain (loss) on investments	323	0	490	0	2,314	4,940	19,104	5,757
Unrealized appreciation (depreciation)	0	0	0	0	5,983	32,492	(9,478)	22,462
Net increase (decrease) in net assets from operations	(3,476)	(308)	(316)	6,151	18,244	47,433	21,778	38,541
Contract Transactions:
Payments received from contract owners	11,318	10,293	1,052,620	999,320	851	626	23,632	6,173
Transfers between sub-accounts and the fixed account, net	(28,730)	(262,260)	(981,760)	(1,216,082)	(12,239)	6,706	14,132	40,013
Contract benefits	(11,894)	(15,458)	(17,139)	(11,796)	(4,269)	(3,597)	(101)	(141)
Contract terminations	(151,145)	(272,224)	(240,185)	(370,363)	(6,808)	(7,172)	(4,860)	(4,509)
Contract maintenance charges	(165)	(257)	0	0	(28)	(27)	0	0
Other transfers (to) from FILI, net	524	649	3	16	29	73	1	(1)
Net increase (decrease) in net assets from contract transactions	(180,092)	(539,257)	(186,461)	(598,905)	(22,464)	(3,391)	32,804	41,535
Total increase (decrease) in net assets	(183,568)	(539,565)	(186,777)	(592,754)	(4,220)	44,042	54,582	80,076
Net Assets:
Beginning of period	689,659	1,229,224	920,262	1,513,016	154,309	110,267	150,023	69,947
End of period	$ 506,091	$ 689,659	$ 733,485	$ 920,262	$ 150,089	$ 154,309	$ 204,605	$ 150,023
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 4,195	$ 5,896	$ 1,739	$ 1,884	$ (2,002)	$ (1,292)	$ (20)	$ 39
Net realized gain (loss) on investments	(21,537)	(39,095)	(11,512)	(9,081)	(20,713)	(42,787)	(720)	(8,004)
Unrealized appreciation (depreciation)	76,527	139,198	25,325	31,343	100,062	125,109	15,042	21,856
Net increase (decrease) in net assets from operations	59,185	105,999	15,552	24,146	77,347	81,030	14,302	13,891
Contract Transactions:
Payments received from contract owners	1,730	1,109	1,424	872	1,348	1,427	703	280
Transfers between sub-accounts and the fixed account, net	(31,982)	(37,378)	1,296	(2,955)	(22,313)	(34,663)	5,427	(15,171)
Contract benefits	(9,897)	(9,374)	(25)	(80)	(5,510)	(5,063)	(28)	(48)
Contract terminations	(22,431)	(19,268)	(4,419)	(3,553)	(17,676)	(14,730)	(1,924)	(2,168)
Contract maintenance charges	(98)	(102)	0	0	(103)	(108)	0	0
Other transfers (to) from FILI, net	78	161	3	12	76	186	0	(1)
Net increase (decrease) in net assets from contract transactions	(62,600)	(64,852)	(1,721)	(5,704)	(44,178)	(52,951)	4,178	(17,108)
Total increase (decrease) in net assets	(3,415)	41,147	13,831	18,442	33,169	28,079	18,480	(3,217)
Net Assets:
Beginning of period	466,105	424,958	110,894	92,452	366,926	338,847	62,467	65,684
End of period	$ 462,690	$ 466,105	$ 124,725	$ 110,894	$ 400,095	$ 366,926	$ 80,947	$ 62,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 500	$ 1,132	$ 284	$ 720	$ 1,204	$ 1,707
Net realized gain (loss) on investments	(6,358)	(10,897)	(3,766)	(4,559)	(7,897)	(4,397)
Unrealized appreciation (depreciation)	16,107	29,905	9,325	15,912	19,929	23,064
Net increase (decrease) in net assets from operations	10,249	20,140	5,843	12,073	13,236	20,374
Contract Transactions:
Payments received from contract owners	0	0	508	853	2,492	1,671
Transfers between sub-accounts and the fixed account, net	(7,890)	(9,147)	(7,403)	(5,013)	1,571	(1,260)
Contract benefits	(1,151)	(2,966)	(870)	(1,079)	(70)	(55)
Contract terminations	(4,009)	(5,064)	(2,780)	(2,772)	(3,411)	(3,388)
Contract maintenance charges	(22)	(23)	(16)	(15)	(2)	(7)
Other transfers (to) from FILI, net	(23)	10	18	235	(2)	11
Net increase (decrease) in net assets from contract transactions	(13,095)	(17,190)	(10,543)	(7,791)	578	(3,028)
Total increase (decrease) in net assets	(2,846)	2,950	(4,700)	4,282	13,814	17,346
Net Assets:
Beginning of period	98,170	95,220	61,129	56,847	105,536	88,190
End of period	$ 95,324	$ 98,170	$ 56,429	$ 61,129	$ 119,350	$ 105,536
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 10,016	$ 30,924	$ 12,935	$ 24,868	$ 2,462	$ 4,194	$ 1,116	$ 1,141
Net realized gain (loss) on investments	6,105	2,859	18,154	4,372	(3,579)	(10,533)	1,487	(2,697)
Unrealized appreciation (depreciation)	11,328	19,667	(2,091)	11,885	38,290	74,461	6,722	13,109
Net increase (decrease) in net assets from operations	27,449	53,450	28,998	41,125	37,173	68,122	9,325	11,553
Contract Transactions:
Payments received from contract owners	1,648	5,383	20,548	17,505	838	747	4,112	864
Transfers between sub-accounts and the fixed account, net	(36,798)	20,654	(26,121)	123,237	(7,958)	(13,124)	14,621	4,163
Contract benefits	(10,553)	(9,493)	(450)	(424)	(8,878)	(8,419)	(32)	(1)
Contract terminations	(23,759)	(26,693)	(18,795)	(13,162)	(16,767)	(13,163)	(2,848)	(1,932)
Contract maintenance charges	(78)	(75)	0	0	(64)	(67)	0	0
Other transfers (to) from FILI, net	159	244	2	3	(20)	(227)	0	2
Net increase (decrease) in net assets from contract transactions	(69,381)	(9,980)	(24,816)	127,159	(32,849)	(34,253)	15,853	3,096
Total increase (decrease) in net assets	(41,932)	43,470	4,182	168,284	4,324	33,869	25,178	14,649
Net Assets:
Beginning of period	412,167	368,697	383,363	215,079	302,255	268,386	61,481	46,832
End of period	$ 370,235	$ 412,167	$ 387,545	$ 383,363	$ 306,579	$ 302,255	$ 86,659	$ 61,481

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 8,115	$ 10,182	$ 283	$ 602	$ 243	$ 246
Net realized gain (loss) on investments	6,325	6,965	(2,310)	(4,984)	154	(726)
Unrealized appreciation (depreciation)	67,340	109,081	15,086	27,852	3,327	5,844
Net increase (decrease) in net assets from operations	81,780	126,228	13,059	23,470	3,724	5,364
Contract Transactions:
Payments received from contract owners	7,409	4,002	830	797	531	685
Transfers between sub-accounts and the fixed account, net	(8,259)	(13,317)	(5,725)	(5,316)	3,503	(174)
Contract benefits	(7,130)	(7,869)	(2,033)	(2,362)	(34)	(1)
Contract terminations	(24,865)	(24,750)	(5,183)	(4,534)	(1,380)	(418)
Contract maintenance charges	(87)	(91)	(23)	(24)	0	0
Other transfers (to) from FILI, net	179	111	(8)	45	0	2
Net increase (decrease) in net assets from contract transactions	(32,753)	(41,914)	(12,142)	(11,394)	2,620	94
Total increase (decrease) in net assets	49,027	84,314	917	12,076	6,344	5,458
Net Assets:
Beginning of period	607,531	523,217	94,469	82,393	23,388	17,930
End of period	$ 656,558	$ 607,531	$ 95,386	$ 94,469	$ 29,732	$ 23,388
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 3,470	$ 4,622	$ 4,226	$ 3,656	$ 1,078	$ 1,257	$ 7,285	$ 8,042
Net realized gain (loss) on investments	(16,321)	(36,986)	(11,608)	(5,180)	90	(3,212)	29,286	6,035
Unrealized appreciation (depreciation)	148,345	276,599	75,762	99,489	20,266	39,717	144,272	284,950
Net increase (decrease) in net assets from operations	135,494	244,235	68,380	97,965	21,434	37,762	180,843	299,027
Contract Transactions:
Payments received from contract owners	3,377	3,042	12,593	6,244	900	548	10,432	2,143
Transfers between sub-accounts and the fixed account, net	(62,036)	(45,087)	32,963	23,340	(358)	(1,317)	30,698	126,626
Contract benefits	(14,366)	(12,878)	(319)	(133)	(5,060)	(3,965)	(1,076)	(789)
Contract terminations	(44,088)	(36,683)	(13,828)	(12,257)	(8,437)	(5,559)	(60,639)	(42,274)
Contract maintenance charges	(226)	(230)	0	0	(26)	(25)	0	0
Other transfers (to) from FILI, net	321	388	24	28	92	57	(2)	(43)
Net increase (decrease) in net assets from contract transactions	(117,018)	(91,448)	31,433	17,222	(12,889)	(10,261)	(20,587)	85,663
Total increase (decrease) in net assets	18,476	152,787	99,813	115,187	8,545	27,501	160,256	384,690
Net Assets:
Beginning of period	935,474	782,687	395,725	280,538	138,476	110,975	1,100,838	716,148
End of period	$ 953,950	$ 935,474	$ 495,538	$ 395,725	$ 147,021	$ 138,476	$ 1,261,094	$ 1,100,838

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (104)	$ (81)	$ (14)	$ (9)	$ (166)	$ 239	$ 101	$ 148
Net realized gain (loss) on investments	(297)	(2,211)	(23)	(1,470)	(6,742)	(11,522)	(1,082)	(1,750)
Unrealized appreciation (depreciation)	2,966	6,373	3,306	5,647	20,772	35,465	3,807	5,638
Net increase (decrease) in net assets from operations	2,565	4,081	3,269	4,168	13,864	24,182	2,826	4,036
Contract Transactions:
Payments received from contract owners	78	50	986	211	436	421	587	259
Transfers between sub-accounts and the fixed account, net	483	(2,261)	2,756	(539)	(8,941)	(9,039)	2,595	(1,180)
Contract benefits	(298)	(292)	(8)	0	(3,185)	(3,033)	0	0
Contract terminations	(899)	(702)	(890)	(594)	(5,529)	(5,409)	(874)	(555)
Contract maintenance charges	(4)	(4)	0	0	(29)	(31)	0	0
Other transfers (to) from FILI, net	19	17	0	3	26	(6)	5	0
Net increase (decrease) in net assets from contract transactions	(621)	(3,192)	2,844	(919)	(17,222)	(17,097)	2,313	(1,476)
Total increase (decrease) in net assets	1,944	889	6,113	3,249	(3,358)	7,085	5,139	2,560
Net Assets:
Beginning of period	15,613	14,724	16,512	13,263	115,127	108,042	21,719	19,159
End of period	$ 17,557	$ 15,613	$ 22,625	$ 16,512	$ 111,769	$ 115,127	$ 26,858	$ 21,719
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (344)	$ (143)	$ (23)	$ 51	$ (1,907)	$ (501)	$ 213	$ 621
Net realized gain (loss) on investments	171	(1,525)	4,022	283	4,501	(7,197)	7,652	(1,875)
Unrealized appreciation (depreciation)	11,129	18,077	1,313	5,978	99,174	118,657	52,184	53,845
Net increase (decrease) in net assets from operations	10,956	16,409	5,312	6,312	101,768	110,959	60,049	52,591
Contract Transactions:
Payments received from contract owners	176	142	548	99	1,505	1,118	7,959	2,255
Transfers between sub-accounts and the fixed account, net	(933)	5,708	3,470	13,431	(288)	(19,568)	46,720	14,676
Contract benefits	(1,043)	(997)	0	0	(8,171)	(6,633)	(101)	(92)
Contract terminations	(3,045)	(2,127)	(1,128)	(479)	(18,913)	(14,497)	(7,394)	(4,987)
Contract maintenance charges	(14)	(13)	0	0	(89)	(83)	0	0
Other transfers (to) from FILI, net	(3)	0	(1)	(1)	453	368	31	21
Net increase (decrease) in net assets from contract transactions	(4,862)	2,713	2,889	13,050	(25,503)	(39,295)	47,215	11,873
Total increase (decrease) in net assets	6,094	19,122	8,201	19,362	76,265	71,664	107,264	64,464
Net Assets:
Beginning of period	54,816	35,694	25,849	6,487	387,986	316,322	199,392	134,928
End of period	$ 60,910	$ 54,816	$ 34,050	$ 25,849	$ 464,251	$ 387,986	$ 306,656	$ 199,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (179)	$ (91)	$ 87	$ 84	$ 372	$ 508	$ 436	$ 420
Net realized gain (loss) on investments	(2,674)	(5,063)	(1,163)	(861)	(1,530)	(5,243)	(201)	(2,874)
Unrealized appreciation (depreciation)	14,387	22,494	9,969	11,928	2,918	7,078	1,345	3,970
Net increase (decrease) in net assets from operations	11,534	17,340	8,893	11,151	1,760	2,343	1,580	1,516
Contract Transactions:
Payments received from contract owners	248	200	873	266	95	100	764	408
Transfers between sub-accounts and the fixed account, net	(527)	242	2,445	6,752	(3,505)	(7,389)	4,056	(3,123)
Contract benefits	(1,186)	(843)	(27)	(4)	(299)	(467)	(31)	(5)
Contract terminations	(2,246)	(1,647)	(2,044)	(741)	(954)	(1,132)	(3,326)	(961)
Contract maintenance charges	(11)	(9)	0	0	(6)	(12)	(30)	(5)
Other transfers (to) from FILI, net	55	17	(1)	6	17	(12)	0	1
Net increase (decrease) in net assets from contract transactions	(3,667)	(2,040)	1,246	6,279	(4,652)	(8,912)	1,433	(3,685)
Total increase (decrease) in net assets	7,867	15,300	10,139	17,430	(2,892)	(6,569)	3,013	(2,169)
Net Assets:
Beginning of period	49,665	34,365	36,723	19,293	22,008	28,577	14,786	16,955
End of period	$ 57,532	$ 49,665	$ 46,862	$ 36,723	$ 19,116	$ 22,008	$ 17,799	$ 14,786
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (638)	$ (324)	$ (160)	$ (33)	$ (292)	$ (487)	$ 238	$ 109
Net realized gain (loss) on investments	7,306	2,754	9,576	1,781	(5,980)	(3,515)	(4,651)	1,115
Unrealized appreciation (depreciation)	10,735	29,885	5,590	17,000	26,098	51,738	17,849	23,324
Net increase (decrease) in net assets from operations	17,403	32,315	15,006	18,748	19,826	47,736	13,436	24,548
Contract Transactions:
Payments received from contract owners	447	259	1,802	751	431	511	1,122	1,059
Transfers between sub-accounts and the fixed account, net	(2,869)	27,467	10,496	29,119	(15,675)	(10,622)	478	9,344
Contract benefits	(954)	(699)	(52)	(11)	(2,233)	(2,164)	(33)	(53)
Contract terminations	(3,043)	(1,280)	(1,888)	(1,043)	(5,224)	(5,551)	(3,115)	(2,092)
Contract maintenance charges	(56)	(36)	(30)	(28)	(128)	(83)	(20)	(49)
Other transfers (to) from FILI, net	21	24	3	0	113	334	(4)	9
Net increase (decrease) in net assets from contract transactions	(6,454)	25,735	10,331	28,788	(22,716)	(17,575)	(1,572)	8,218
Total increase (decrease) in net assets	10,949	58,050	25,337	47,536	(2,890)	30,161	11,864	32,766
Net Assets:
Beginning of period	81,160	23,110	59,218	11,682	139,825	109,664	83,423	50,657
End of period	$ 92,109	$ 81,160	$ 84,555	$ 59,218	$ 136,935	$ 139,825	$ 95,287	$ 83,423

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (214)	$ (170)	$ (36)	$ (3)	$ (121)	$ 96	$ (14)	$ 154
Net realized gain (loss) on investments	(122)	(2,346)	25	(1,294)	(2,716)	1,012	(731)	905
Unrealized appreciation (depreciation)	5,049	11,205	3,706	6,713	1,996	3,893	1,063	2,461
Net increase (decrease) in net assets from operations	4,713	8,689	3,695	5,416	(841)	5,001	318	3,520
Contract Transactions:
Payments received from contract owners	93	191	759	171	244	91	332	183
Transfers between sub-accounts and the fixed account, net	(3,359)	(7,514)	2,127	(2,714)	1,530	(2,626)	4,657	1,252
Contract benefits	(476)	(695)	(49)	(43)	(525)	(199)	(35)	0
Contract terminations	(1,862)	(1,710)	(712)	(799)	(606)	(452)	(951)	(589)
Contract maintenance charges	(17)	(18)	(5)	(12)	(18)	(23)	(12)	(28)
Other transfers (to) from FILI, net	33	43	(1)	1	(44)	23	1	(1)
Net increase (decrease) in net assets from contract transactions	(5,588)	(9,703)	2,119	(3,396)	581	(3,186)	3,992	817
Total increase (decrease) in net assets	(875)	(1,014)	5,814	2,020	(260)	1,815	4,310	4,337
Net Assets:
Beginning of period	33,678	34,692	22,319	20,299	17,938	16,123	15,278	10,941
End of period	$ 32,803	$ 33,678	$ 28,133	$ 22,319	$ 17,678	$ 17,938	$ 19,588	$ 15,278
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (58)	$ 68	$ 135	$ 147	$ (39)	$ (9)	$ (6)	$ 11
Net realized gain (loss) on investments	440	(1,274)	1,144	5	149	140	1,128	230
Unrealized appreciation (depreciation)	8,075	9,260	6,624	6,362	1,334	868	1,115	667
Net increase (decrease) in net assets from operations	8,457	8,054	7,903	6,514	1,444	999	2,237	908
Contract Transactions:
Payments received from contract owners	94	103	1,020	192	10	36	432	13
Transfers between sub-accounts and the fixed account, net	3,705	1,392	13,081	1,704	9,337	600	16,057	1,990
Contract benefits	(618)	(437)	(35)	(9)	(113)	(46)	0	0
Contract terminations	(1,621)	(1,237)	(1,004)	(513)	(321)	(131)	(85)	(241)
Contract maintenance charges	(19)	(11)	(15)	(6)	(8)	(5)	(23)	(4)
Other transfers (to) from FILI, net	28	11	1	3	12	1	4	2
Net increase (decrease) in net assets from contract transactions	1,569	(179)	13,048	1,371	8,917	455	16,385	1,760
Total increase (decrease) in net assets	10,026	7,875	20,951	7,885	10,361	1,454	18,622	2,668
Net Assets:
Beginning of period	29,836	21,961	23,350	15,465	3,553	2,099	3,868	1,200
End of period	$ 39,862	$ 29,836	$ 44,301	$ 23,350	$ 13,914	$ 3,553	$ 22,490	$ 3,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 260	$ 582	$ 553	$ 592	$ 4,850	$ 4,736	$ 23,139	$ 15,584
Net realized gain (loss) on investments	(458)	(1,564)	2,314	222	7,684	2,393	33,162	4,408
Unrealized appreciation (depreciation)	10,872	10,700	7,662	7,102	(98)	21,208	(11,785)	55,289
Net increase (decrease) in net assets from operations	10,674	9,718	10,529	7,916	12,436	28,337	44,516	75,281
Contract Transactions:
Payments received from contract owners	447	374	4,670	965	3,120	2,656	47,065	30,149
Transfers between sub-accounts and the fixed account, net	3,570	(769)	12,353	2,282	(16,098)	39,798	70,305	131,460
Contract benefits	(602)	(490)	0	(6)	(2,800)	(2,338)	(919)	(219)
Contract terminations	(1,771)	(1,155)	(2,068)	(721)	(7,974)	(7,159)	(19,493)	(12,980)
Contract maintenance charges	(12)	(9)	0	0	(28)	(21)	0	0
Other transfers (to) from FILI, net	38	20	1	9	88	125	9	3
Net increase (decrease) in net assets from contract transactions	1,670	(2,029)	14,956	2,529	(23,692)	33,061	96,967	148,413
Total increase (decrease) in net assets	12,344	7,689	25,485	10,445	(11,256)	61,398	141,483	223,694
Net Assets:
Beginning of period	37,673	29,984	31,467	21,022	150,729	89,331	438,663	214,969
End of period	$ 50,017	$ 37,673	$ 56,952	$ 31,467	$ 139,473	$ 150,729	$ 580,146	$ 438,663
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies (b)		VIP - Growth Strategies Investor Class (b)		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (42)	$ (34)	$ (14)	$ (10)	$ 35	$ 19	$ 220	$ 129
Net realized gain (loss) on investments	(95)	(919)	(78)	(670)	592	(953)	582	(860)
Unrealized appreciation (depreciation)	1,158	2,262	1,180	1,975	1,114	5,121	2,517	7,748
Net increase (decrease) in net assets from operations	1,021	1,309	1,088	1,295	1,741	4,187	3,319	7,017
Contract Transactions:
Payments received from contract owners	54	33	320	140	92	34	384	313
Transfers between sub-accounts and the fixed account, net	1,364	(682)	2,703	(846)	(2,126)	4,228	(1,049)	5,381
Contract benefits	(75)	(54)	(22)	(13)	(174)	(174)	0	(25)
Contract terminations	(167)	(191)	(168)	(108)	(842)	(564)	(1,547)	(486)
Contract maintenance charges	(1)	(1)	0	0	(9)	(7)	(4)	(3)
Other transfers (to) from FILI, net	5	(2)	(1)	0	0	12	0	(2)
Net increase (decrease) in net assets from contract transactions	1,180	(897)	2,832	(827)	(3,059)	3,529	(2,216)	5,178
Total increase (decrease) in net assets	2,201	412	3,920	468	(1,318)	7,716	1,103	12,195
Net Assets:
Beginning of period	4,496	4,084	4,413	3,945	15,276	7,560	25,060	12,865
End of period	$ 6,697	$ 4,496	$ 8,333	$ 4,413	$ 13,958	$ 15,276	$ 26,163	$ 25,060

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 38	$ 92	$ 151	$ 239	$ 90	$ 30	$ 347	$ 146
Net realized gain (loss) on investments	(1,636)	(5,512)	(3,447)	(5,762)	1,144	(582)	2,393	(1,260)
Unrealized appreciation (depreciation)	2,403	8,183	4,717	9,614	1,092	4,371	2,019	8,382
Net increase (decrease) in net assets from operations	805	2,763	1,421	4,091	2,326	3,819	4,759	7,268
Contract Transactions:
Payments received from contract owners	32	19	366	134	163	35	661	264
Transfers between sub-accounts and the fixed account, net	(2,933)	(7,708)	(3,031)	(7,598)	509	5,209	1,141	7,560
Contract benefits	(153)	(297)	(15)	(7)	(295)	(191)	0	0
Contract terminations	(513)	(696)	(671)	(755)	(987)	(456)	(1,366)	(950)
Contract maintenance charges	(2)	(3)	0	0	(4)	(3)	0	0
Other transfers (to) from FILI, net	20	23	1	(1)	(8)	12	2	1
Net increase (decrease) in net assets from contract transactions	(3,549)	(8,662)	(3,350)	(8,227)	(622)	4,606	438	6,875
Total increase (decrease) in net assets	(2,744)	(5,899)	(1,929)	(4,136)	1,704	8,425	5,197	14,143
Net Assets:
Beginning of period	12,005	17,904	17,503	21,639	16,020	7,595	29,562	15,419
End of period	$ 9,261	$ 12,005	$ 15,574	$ 17,503	$ 17,724	$ 16,020	$ 34,759	$ 29,562
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (46)	$ (15)	$ (23)	$ 9	$ 101	$ 288	$ 480	$ 719
Net realized gain (loss) on investments	81	57	626	384	330	226	669	436
Unrealized appreciation (depreciation)	954	1,390	1,273	1,476	192	606	793	1,268
Net increase (decrease) in net assets from operations	989	1,432	1,876	1,869	623	1,120	1,942	2,423
Contract Transactions:
Payments received from contract owners	44	14	276	107	7	121	771	423
Transfers between sub-accounts and the fixed account, net	878	783	5,212	1,520	(717)	3,271	5,342	6,249
Contract benefits	(82)	(91)	0	0	(905)	(32)	0	0
Contract terminations	(232)	(243)	(318)	(119)	(362)	(864)	(1,307)	(1,053)
Contract maintenance charges	(1)	(1)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	6	3	(1)	2	(4)	(40)	0	1
Net increase (decrease) in net assets from contract transactions	613	465	5,169	1,510	(1,983)	2,454	4,806	5,620
Total increase (decrease) in net assets	1,602	1,897	7,045	3,379	(1,360)	3,574	6,748	8,043
Net Assets:
Beginning of period	5,017	3,120	6,440	3,061	10,795	7,221	23,498	15,455
End of period	$ 6,619	$ 5,017	$ 13,485	$ 6,440	$ 9,435	$ 10,795	$ 30,246	$ 23,498

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 59	$ 182	$ 140	$ 264	$ 221	$ 487	$ 889	$ 1,502
Net realized gain (loss) on investments	(22)	250	334	82	277	(68)	283	(52)
Unrealized appreciation (depreciation)	502	717	408	920	1,427	2,736	4,224	6,571
Net increase (decrease) in net assets from operations	539	1,149	882	1,266	1,925	3,155	5,396	8,021
Contract Transactions:
Payments received from contract owners	13	2	174	314	93	96	548	610
Transfers between sub-accounts and the fixed account, net	(1,007)	17	261	1,462	85	(1,223)	3,171	277
Contract benefits	(7)	(21)	0	0	(543)	(7)	(35)	0
Contract terminations	(566)	(268)	(542)	(559)	(913)	(812)	(3,313)	(2,828)
Contract maintenance charges	(2)	(1)	0	0	(4)	(3)	0	0
Other transfers (to) from FILI, net	2	0	0	0	21	12	1	2
Net increase (decrease) in net assets from contract transactions	(1,567)	(271)	(107)	1,217	(1,261)	(1,937)	372	(1,939)
Total increase (decrease) in net assets	(1,028)	878	775	2,483	664	1,218	5,768	6,082
Net Assets:
Beginning of period	6,295	5,417	8,217	5,734	16,644	15,426	43,489	37,407
End of period	$ 5,267	$ 6,295	$ 8,992	$ 8,217	$ 17,308	$ 16,644	$ 49,257	$ 43,489
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 392	$ 771	$ 1,166	$ 1,798	$ 318	$ 531	$ 1,557	$ 2,055
Net realized gain (loss) on investments	774	739	1,133	1,251	464	443	1,521	897
Unrealized appreciation (depreciation)	2,156	3,995	4,522	7,687	2,264	3,748	7,182	11,544
Net increase (decrease) in net assets from operations	3,322	5,505	6,821	10,736	3,046	4,722	10,260	14,496
Contract Transactions:
Payments received from contract owners	129	151	1,422	1,531	816	221	3,637	2,003
Transfers between sub-accounts and the fixed account, net	(139)	2,830	2,484	1,311	(555)	1,494	4,692	4,628
Contract benefits	(46)	(33)	(27)	0	(121)	(10)	(50)	(71)
Contract terminations	(1,886)	(1,079)	(3,175)	(2,911)	(1,582)	(571)	(4,337)	(2,590)
Contract maintenance charges	(7)	(6)	0	0	(6)	(5)	0	0
Other transfers (to) from FILI, net	4	7	(2)	0	1	1	1	1
Net increase (decrease) in net assets from contract transactions	(1,945)	1,870	702	(69)	(1,447)	1,130	3,943	3,971
Total increase (decrease) in net assets	1,377	7,375	7,523	10,667	1,599	5,852	14,203	18,467
Net Assets:
Beginning of period	29,000	21,625	54,736	44,069	23,309	17,457	71,713	53,246
End of period	$ 30,377	$ 29,000	$ 62,259	$ 54,736	$ 24,908	$ 23,309	$ 85,916	$ 71,713

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 169	$ 265	$ 709	$ 793	$ 154	$ 162	$ 695	$ 669
Net realized gain (loss) on investments	214	260	1,177	807	81	(662)	971	1,024
Unrealized appreciation (depreciation)	1,295	1,878	3,315	4,821	1,425	2,832	3,773	5,717
Net increase (decrease) in net assets from operations	1,678	2,403	5,201	6,421	1,660	2,332	5,439	7,410
Contract Transactions:
Payments received from contract owners	122	147	1,822	1,341	162	112	2,396	1,598
Transfers between sub-accounts and the fixed account, net	361	802	5,152	4,114	137	404	4,289	878
Contract benefits	(1)	(1)	0	(38)	(69)	(13)	0	0
Contract terminations	(340)	(146)	(1,342)	(1,135)	(732)	(891)	(1,335)	(998)
Contract maintenance charges	(4)	(3)	0	0	(4)	(4)	0	0
Other transfers (to) from FILI, net	0	1	0	(1)	(2)	(1)	0	1
Net increase (decrease) in net assets from contract transactions	138	800	5,632	4,281	(508)	(393)	5,350	1,479
Total increase (decrease) in net assets	1,816	3,203	10,833	10,702	1,152	1,939	10,789	8,889
Net Assets:
Beginning of period	11,474	8,271	30,890	20,188	12,275	10,336	31,837	22,948
End of period	$ 13,290	$ 11,474	$ 41,723	$ 30,890	$ 13,427	$ 12,275	$ 42,626	$ 31,837
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 129	$ 212	$ 219	$ 457	$ 95	$ 165
Net realized gain (loss) on investments	117	(19)	70	(35)	88	210
Unrealized appreciation (depreciation)	535	932	1,297	2,392	749	1,182
Net increase (decrease) in net assets from operations	781	1,125	1,586	2,814	932	1,557
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	1,327	158	141	998	(339)	70
Contract benefits	(470)	(368)	(1,077)	(737)	(395)	(344)
Contract terminations	(140)	(184)	(187)	(1,742)	(85)	(75)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	13	(17)	(33)	(128)	0	4
Net increase (decrease) in net assets from contract transactions	730	(411)	(1,156)	(1,609)	(819)	(345)
Total increase (decrease) in net assets	1,511	714	430	1,205	113	1,212
Net Assets:
Beginning of period	6,530	5,816	13,617	12,412	6,628	5,416
End of period	$ 8,041	$ 6,530	$ 14,047	$ 13,617	$ 6,741	$ 6,628

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class		VIP - FundsManager 20%		VIP - FundsManager 50%
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (62)	$ (25)	$ 44	$ 42	$ 4,150	$ 3,022	$ 6,956	$ 5,735
Net realized gain (loss) on investments	569	377	1,477	403	4,793	1,022	11,374	737
Unrealized appreciation (depreciation)	2,419	1,783	5,214	3,659	11,249	12,158	39,108	54,737
Net increase (decrease) in net assets from operations	2,926	2,135	6,735	4,104	20,192	16,202	57,438	61,209
Contract Transactions:
Payments received from contract owners	313	36	1,271	302	17,225	6,435	16,975	8,082
Transfers between sub-accounts and the fixed account, net	3,548	3,092	14,513	5,819	87,971	88,250	105,810	122,019
Contract benefits	(232)	(186)	(23)	(11)	(2,085)	(1,244)	(5,976)	(6,159)
Contract terminations	(525)	(226)	(866)	(972)	(19,112)	(8,175)	(32,285)	(18,824)
Contract maintenance charges	(3)	(2)	0	0	(16)	(11)	(25)	(19)
Other transfers (to) from FILI, net	(14)	17	3	3	33	51	282	96
Net increase (decrease) in net assets from contract transactions	3,087	2,731	14,898	5,141	84,016	85,306	84,781	105,195
Total increase (decrease) in net assets	6,013	4,866	21,633	9,245	104,208	101,508	142,219	166,404
Net Assets:
Beginning of period	12,349	7,483	23,848	14,603	237,503	135,995	459,817	293,413
End of period	$ 18,362	$ 12,349	$ 45,481	$ 23,848	$ 341,711	$ 237,503	$ 602,036	$ 459,817
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%		VIP - FundsManager 70%		VIP - FundsManager 85%
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 2,550	$ 5,733	$ 4,641	$ 4,255	$ 1,292	$ 1,309
Net realized gain (loss) on investments	25,905	9,154	3,596	(1,157)	4,360	(1,554)
Unrealized appreciation (depreciation)	99,142	170,328	48,133	65,786	19,120	31,093
Net increase (decrease) in net assets from operations	127,597	185,215	56,370	68,884	24,772	30,848
Contract Transactions:
Payments received from contract owners	9,101	1,868	20,400	9,045	7,924	6,051
Transfers between sub-accounts and the fixed account, net	80,494	320,415	32,002	47,271	20,714	25,990
Contract benefits	(2,567)	(1,472)	(3,816)	(2,677)	(1,833)	(1,929)
Contract terminations	(44,525)	(28,786)	(21,565)	(11,602)	(12,227)	(5,987)
Contract maintenance charges	(9)	(4)	(13)	(13)	(10)	(8)
Other transfers (to) from FILI, net	391	65	201	186	66	102
Net increase (decrease) in net assets from contract transactions	42,885	292,086	27,209	42,210	14,634	24,219
Total increase (decrease) in net assets	170,482	477,301	83,579	111,094	39,406	55,067
Net Assets:
Beginning of period	1,015,988	538,687	393,728	282,634	159,438	104,371
End of period	$ 1,186,470	$ 1,015,988	$ 477,307	$ 393,728	$ 198,844	$ 159,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials		VIP - Materials Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 45	$ 65	$ 152	$ 116	$ 479	$ 74	$ 671	$ 198
Net realized gain (loss) on investments	92	(293)	329	(139)	2,541	790	4,298	794
Unrealized appreciation (depreciation)	844	1,064	1,018	1,405	4,007	9,015	2,990	8,032
Net increase (decrease) in net assets from operations	981	836	1,499	1,382	7,027	9,879	7,959	9,024
Contract Transactions:
Payments received from contract owners	7	18	420	87	98	66	1,607	701
Transfers between sub-accounts and the fixed account, net	(888)	(1,415)	2,489	(3,996)	5,785	13,814	7,675	18,927
Contract benefits	(124)	(82)	(32)	(23)	(458)	(342)	(34)	(15)
Contract terminations	(294)	(300)	(235)	(302)	(1,183)	(375)	(1,293)	(342)
Contract maintenance charges	(6)	(5)	(3)	(3)	(27)	(21)	(20)	(12)
Other transfers (to) from FILI, net	(1)	9	0	0	(5)	28	1	5
Net increase (decrease) in net assets from contract transactions	(1,306)	(1,775)	2,639	(4,237)	4,210	13,170	7,936	19,264
Total increase (decrease) in net assets	(325)	(939)	4,138	(2,855)	11,237	23,049	15,895	28,288
Net Assets:
Beginning of period	8,012	8,951	9,534	12,389	32,312	9,263	35,394	7,106
End of period	$ 7,687	$ 8,012	$ 13,672	$ 9,534	$ 43,549	$ 32,312	$ 51,289	$ 35,394
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets		VIP - Emerging Markets Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 35	$ 25	$ 69	$ 44	$ 13	$ (37)	$ 237	$ 50
Net realized gain (loss) on investments	450	411	338	371	3,375	641	4,905	659
Unrealized appreciation (depreciation)	18	531	172	558	(45)	5,585	(316)	5,938
Net increase (decrease) in net assets from operations	503	967	579	973	3,343	6,189	4,826	6,647
Contract Transactions:
Payments received from contract owners	12	9	72	12	262	224	2,028	1,267
Transfers between sub-accounts and the fixed account, net	(468)	1,765	1,019	1,598	(2,981)	20,750	(565)	26,316
Contract benefits	(47)	(47)	0	0	(284)	(182)	0	0
Contract terminations	(127)	(106)	(77)	(129)	(1,019)	(260)	(2,220)	(182)
Contract maintenance charges	(6)	(7)	(3)	(3)	(20)	(19)	(11)	(7)
Other transfers (to) from FILI, net	(5)	3	0	(2)	3	22	(2)	5
Net increase (decrease) in net assets from contract transactions	(641)	1,617	1,011	1,476	(4,039)	20,535	(770)	27,399
Total increase (decrease) in net assets	(138)	2,584	1,590	2,449	(696)	26,724	4,056	34,046
Net Assets:
Beginning of period	3,342	758	3,418	969	29,412	2,688	36,688	2,642
End of period	$ 3,204	$ 3,342	$ 5,008	$ 3,418	$ 28,716	$ 29,412	$ 40,744	$ 36,688

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Tactical Asset Allocation (b)		Invesco - Van Kampen Global Value Equity (b)
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (54)	$ (992)	$ 3,313	$ 3,705	$ 1,199	$ 1,221	$ 294	$ 1,512
Net realized gain (loss) on investments	(8,401)	(10,445)	3,244	369	(7,750)	(5,617)	(28,509)	(1,434)
Unrealized appreciation (depreciation)	39,081	88,966	388	9,169	8,800	17,836	30,447	3,070
Net increase (decrease) in net assets from operations	30,626	77,529	6,945	13,243	2,249	13,440	2,232	3,148
Contract Transactions:
Payments received from contract owners	1,863	1,189	16,242	2,754	882	625	243	165
Transfers between sub-accounts and the fixed account, net	(18,238)	5,766	43,066	23,441	(7,366)	(3,732)	(1,096)	(2,594)
Contract benefits	(1,781)	(1,674)	(703)	(609)	(581)	(630)	(382)	(369)
Contract terminations	(7,256)	(5,425)	(4,083)	(1,811)	(2,345)	(2,722)	(1,170)	(1,401)
Contract maintenance charges	(33)	(32)	(9)	(7)	(4)	(5)	(3)	(4)
Other transfers (to) from FILI, net	140	103	61	40	31	29	(3)	(5)
Net increase (decrease) in net assets from contract transactions	(25,305)	(73)	54,574	23,808	(9,383)	(6,435)	(2,411)	(4,208)
Total increase (decrease) in net assets	5,321	77,456	61,519	37,051	(7,134)	7,005	(179)	(1,060)
Net Assets:
Beginning of period	197,690	120,234	77,861	40,810	55,782	48,777	25,073	26,133
End of period	$ 203,011	$ 197,690	$ 139,380	$ 77,861	$ 48,648	$ 55,782	$ 24,894	$ 25,073
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity		CST - U.S. Equity Flex I (b)
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (223)	$ (188)	$ (14)	$ (152)	$ (86)	$ 37
Net realized gain (loss) on investments	(3,299)	(5,052)	(2,054)	(1,627)	(3,524)	(5,066)
Unrealized appreciation (depreciation)	11,630	12,859	6,374	8,784	5,167	7,568
Net increase (decrease) in net assets from operations	8,108	7,619	4,306	7,005	1,557	2,539
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(2,916)	(1,902)	(2,165)	(1,555)	(1,254)	(1,554)
Contract benefits	(518)	(531)	(328)	(280)	(220)	(232)
Contract terminations	(1,228)	(1,116)	(993)	(982)	(791)	(717)
Contract maintenance charges	(9)	(9)	(5)	(5)	(3)	(3)
Other transfers (to) from FILI, net	12	7	13	3	(2)	3
Net increase (decrease) in net assets from contract transactions	(4,659)	(3,551)	(3,478)	(2,819)	(2,270)	(2,503)
Total increase (decrease) in net assets	3,449	4,068	828	4,186	(713)	36
Net Assets:
Beginning of period	25,873	21,805	21,088	16,902	13,407	13,371
End of period	$ 29,322	$ 25,873	$ 21,916	$ 21,088	$ 12,694	$ 13,407

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex I (b)	CST - International Equity Flex II (b)	CST - International Equity Flex III (a)		Lazard - Retirement Emerging Markets
	12/31/09	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 911	$ 20	$ (121)	$ (9)	$ 2,386	$ 3,412
Net realized gain (loss) on investments	(10,278)	(9,327)	32	3	10,682	3,245
Unrealized appreciation (depreciation)	12,138	10,581	2,048	225	19,220	38,442
Net increase (decrease) in net assets from operations	2,771	1,274	1,959	219	32,288	45,099
Contract Transactions:
Payments received from contract owners	66	0	208	4	9,036	2,719
Transfers between sub-accounts and the fixed account, net	(18,620)	(6,369)	(1,350)	21,899	43,853	46,286
Contract benefits	(227)	(97)	(291)	(8)	(664)	(436)
Contract terminations	(452)	(193)	(926)	(168)	(7,095)	(2,198)
Contract maintenance charges	(3)	(2)	(4)	0	(16)	(11)
Other transfers (to) from FILI, net	3	(3)	11	9	53	28
Net increase (decrease) in net assets from contract transactions	(19,233)	(6,664)	(2,352)	21,736	45,167	46,388
Total increase (decrease) in net assets	(16,462)	(5,390)	(393)	21,955	77,455	91,487
Net Assets:
Beginning of period	16,462	5,390	21,955	0	146,840	55,353
End of period	$ 0	$ 0	$ 21,562	$ 21,955	$ 224,295	$ 146,840
(In thousands)	Subaccounts Investing In:
	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class
	12/31/09	12/31/09	12/31/09	12/31/09
Operations:
Net investment income (loss)	$ (21)	$ (6)	$ (26)	$ (10)
Net realized gain (loss) on investments	344	(147)	93	(809)
Unrealized appreciation (depreciation)	301	841	1,001	2,206
Net increase (decrease) in net assets from operations	624	688	1,068	1,387
Contract Transactions:
Payments received from contract owners	0	14	4	19
Transfers between sub-accounts and the fixed account, net	(2,964)	(2,676)	(3,923)	(4,782)
Contract benefits	(47)	(6)	(38)	0
Contract terminations	(138)	(148)	(96)	(278)
Contract maintenance charges	0	0	(1)	0
Other transfers (to) from FILI, net	0	0	0	0
Net increase (decrease) in net assets from contract transactions	(3,149)	(2,816)	(4,054)	(5,041)
Total increase (decrease) in net assets	(2,525)	(2,128)	(2,986)	(3,654)
Net Assets:
Beginning of period	2,525	2,128	2,986	3,654
End of period	$ 0	$ 0	$ 0	$ 0

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	PVIT - Low Duration (a)		PVIT - Real Return (a)		PVIT - Total Return (a)
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 3,887	$ 292	$ 1,590	$ 109	$ 7,047	$ 671
Net realized gain (loss) on investments	4,005	5,101	4,704	2,202	16,361	3,946
Unrealized appreciation (depreciation)	4,658	(4,842)	2,416	(2,176)	(3,472)	(4,528)
Net increase (decrease) in net assets from operations	12,550	551	8,710	135	19,936	89
Contract Transactions:
Payments received from contract owners	52,307	15,192	32,185	8,805	84,203	20,482
Transfers between sub-accounts and the fixed account, net	214,568	120,807	98,110	61,428	214,951	133,815
Contract benefits	(422)	(11)	(185)	(14)	(569)	(19)
Contract terminations	(18,521)	(1,637)	(6,344)	(487)	(16,460)	(1,012)
Contract maintenance charges	(5)	0	(5)	0	(8)	(1)
Other transfers (to) from FILI, net	2	4	9	11	43	(11)
Net increase (decrease) in net assets from contract transactions	247,929	134,355	123,770	69,743	282,160	153,254
Total increase (decrease) in net assets	260,479	134,906	132,480	69,878	302,096	153,343
Net Assets:
Beginning of period	134,906	0	69,878	0	153,343	0
End of period	$ 395,385	$ 134,906	$ 202,358	$ 69,878	$ 455,439	$ 153,343

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. ("Invesco")

During 2010, Invesco was added as a fund group and the following underlying funds were renamed:

Old Name	New Name
UIF - Global Value Equity	Invesco - Van Kampen Global Value Equity
UIF - International Magnum	UIF - Global Tactical Asset Allocation

During 2009, the PIMCO Variable Insurance Trust Funds were added as a fund group. In addition, the following underlying funds were added and commenced operations:

PVIT - Low Duration
PVIT - Real Return
PVIT - Total Return
CST - International Equity Flex III

Effective December 11, 2009, the CST International Equity Flex I and CST International Equity Flex II funds were liquidated and closed to new money. All policyholders with remaining shares in the funds were transferred to the CST International Equity Flex III fund which commenced operations on December 11, 2009. In addition, the SAI Small Cap Blend and SAI Mid Cap Value funds were closed to new money on April 30, 2009. These funds were subsequently liquidated on December 4, 2009 and all policyholders with remaining shares in the SAI were transferred to the VIP - Money Market fund.

During 2009, the following underlying funds were renamed:

Old Name	New Name
CST - International Focus	CST - International Equity Flex I
CST - Global Small Cap	CST - International Equity Flex II
CST - Small Cap Core I	CST - U.S. Equity Flex I
VIP - Aggressive Growth	VIP - Growth Strategies
VIP - Aggressive Growth Investor Class	VIP - Growth Strategies Investor Class

As of December 31, 2010, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $91,503,000 and 4,009,000 respectively.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Adoption of New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Account adopted the effective portions of this guidance on January 1, 2010. The required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011.

In June 2009, the FASB established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements - continued

In September 2006, the Financial Accounting Standards Board issued the guidance on fair value measurements. The guidance establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Account adopted the guidance effective January 1, 2008. Adoption of the guidance had no impact on any financial assets and financial liabilities that are required to be measured at fair value.

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Consumer Discretionary
VIP - Overseas, Class R Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Utilities	VIP - International Capital Appreciation, Class R
VIP - Utilities Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Technology	VIP - Consumer Staples
VIP - Technology Investor Class	VIP - Consumer Staples Investor Class
VIP - Energy	VIP - Materials
VIP - Energy Investor Class	VIP - Materials Investor Class
VIP - Health Care	VIP - Telecommunications
VIP - Health Care Investor Class	VIP - Telecommunications Investor Class
VIP - Financial Services	VIP - Emerging Markets
VIP - Financial Services Investor Class	VIP - Emerging Markets Investor Class
VIP - Industrials
VIP - Industrials Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2010 were 0.10% to 0.81% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2010:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 93,932	$ 277,484
VIP - Money Market Investor Class	582,388	769,160
VIP - High Income	26,549	39,074
VIP - High Income Investor Class	217,350	172,394
VIP - Equity-Income	10,033	68,410
VIP - Equity-Income Investor Class	41,672	41,655
VIP - Growth	4,146	49,076
VIP - Growth Investor Class	27,789	23,395
VIP - Overseas	1,443	13,872
VIP - Overseas, Class R	3,389	13,548
VIP - Overseas, Class R Investor Class	35,613	33,619
VIP - Investment Grade Bond	42,908	98,180
VIP - Investment Grade Bond Investor Class	173,656	181,236
VIP - Asset Manager	8,835	37,719
VIP - Asset Manager Investor Class	39,785	22,407
VIP - Index 500	139,199	152,436
VIP - Asset Manager: Growth	2,321	13,886
VIP - Asset Manager: Growth Investor Class	9,618	6,664
VIP - Contrafund	15,191	128,350
VIP - Contrafund Investor Class	154,616	118,753
VIP - Balanced	14,534	25,611
VIP - Balanced Investor Class	107,774	114,653
VIP - Dynamic Capital Appreciation	3,761	4,488
VIP - Dynamic Capital Appreciation Investor Class	14,924	12,094
VIP - Growth & Income	3,028	20,416
VIP - Growth & Income Investor Class	14,426	12,012
VIP - Growth Opportunities	6,901	12,108
VIP - Growth Opportunities Investor Class	17,889	15,023
VIP - Mid Cap	26,283	52,376
VIP - Mid Cap Investor Class	125,120	76,910
VIP - Value Strategies	12,378	16,225
VIP - Value Strategies Investor Class	29,632	28,299
VIP - Utilities	2,498	6,780
VIP - Utilities Investor Class	11,465	9,596
VIP - Technology	20,309	27,403
VIP - Technology Investor Class	49,378	39,208
VIP - Energy	16,354	39,362
VIP - Energy Investor Class	35,531	36,866
VIP - Health Care	3,978	9,779
VIP - Health Care Investor Class	12,460	10,377
VIP - Financial Services	17,082	16,622
VIP - Financial Services Investor Class	18,458	14,481
VIP - Industrials	10,021	8,510
VIP - Industrials Investor Class	27,942	14,760
VIP - Consumer Discretionary	12,482	3,605
VIP - Consumer Discretionary Investor Class	26,005	9,626
VIP - Real Estate	17,481	15,554
VIP - Real Estate Investor Class	40,560	25,051

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$ 26,324	$ 41,634
VIP - Strategic Income Investor Class	287,712	153,776
VIP - Growth Strategies	2,986	1,849
VIP - Growth Strategies Investor Class	7,149	4,331
VIP - International Capital Appreciation, Class R	4,121	6,992
VIP - International Capital Appreciation, Class R Investor Class	9,637	11,363
VIP - Value Leaders	1,135	4,645
VIP - Value Leaders Investor Class	5,915	9,114
VIP - Value	7,227	7,730
VIP - Value Investor Class	15,473	14,668
VIP - Growth Stock	3,026	2,460
VIP - Growth Stock Investor Class	10,434	5,287
VIP - Freedom Income	2,509	4,146
VIP - Freedom Income Investor Class	13,565	7,999
VIP - Freedom 2005	1,340	2,779
VIP - Freedom 2005 Investor Class	3,433	3,205
VIP - Freedom 2010	3,359	4,090
VIP - Freedom 2010 Investor Class	12,298	10,824
VIP - Freedom 2015	5,296	6,494
VIP - Freedom 2015 Investor Class	17,722	14,608
VIP - Freedom 2020	4,709	5,648
VIP - Freedom 2020 Investor Class	25,179	18,419
VIP - Freedom 2025	1,785	1,402
VIP - Freedom 2025 Investor Class	13,531	6,872
VIP - Freedom 2030	3,227	3,487
VIP - Freedom 2030 Investor Class	11,822	5,233
VIP - Freedom Lifetime Income I	1,616	672
VIP - Freedom Lifetime Income II	776	1,644
VIP - Freedom Lifetime Income III	251	946
VIP - Disciplined Small Cap	8,059	5,035
VIP - Disciplined Small Cap Investor Class	32,330	17,389
VIP - FundsManager 20%	150,014	61,413
VIP - FundsManager 50%	186,305	93,515
VIP - FundsManager 60%	158,969	111,060
VIP - FundsManager 70%	128,965	96,182
VIP - FundsManager 85%	80,265	63,860
VIP - Consumer Staples	2,449	3,711
VIP - Consumer Staples Investor Class	8,590	5,800
VIP - Materials	19,946	15,250
VIP - Materials Investor Class	34,804	26,186
VIP - Telecommunications	2,641	3,246
VIP - Telecommunications Investor Class	4,208	3,127
VIP - Emerging Markets	11,459	15,377
VIP - Emerging Markets Investor Class	25,291	25,673
UIF - Emerging Markets Equity	34,316	59,679
UIF - Emerging Markets Debt	104,358	46,472
UIF - Global Tactical Asset Allocation (b)	14,855	23,040
Invesco - Van Kampen Global Value Equity (b)	26,517	28,635

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
WFAF - Advantage VT Discovery	$ 16	$ 4,899
WFAF - Advantage VT Opportunity	176	3,668
CST - U.S. Equity Flex I	19	2,373
CST - International Equity Flex III	4,391	6,865
Lazard - Retirement Emerging Markets	119,727	72,176
PVIT - Low Duration	387,155	134,065
PVIT - Real Return	214,675	87,484
PVIT - Total Return	443,950	140,537

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2010:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	506,107	$ 506,107	$ 1.00
VIP - Money Market Investor Class	733,498	733,498	1.00
VIP - High Income	26,945	297,539	5.57
VIP - High Income Investor Class	36,799	219,155	5.56
VIP - Equity-Income	24,328	606,656	19.02
VIP - Equity-Income Investor Class	6,575	159,792	18.97
VIP - Growth	10,788	547,046	37.09
VIP - Growth Investor Class	2,188	87,549	37.00
VIP - Overseas	5,684	141,356	16.77
VIP - Overseas, Class R	3,373	77,699	16.73
VIP - Overseas, Class R Investor Class	7,134	151,435	16.73
VIP - Investment Grade Bond	28,859	383,780	12.83
VIP - Investment Grade Bond Investor Class	30,277	389,810	12.80
VIP - Asset Manager	21,086	350,159	14.54
VIP - Asset Manager Investor Class	5,981	88,963	14.49
VIP - Index 500	4,959	741,067	132.39
VIP - Asset Manager: Growth	6,570	107,427	14.52
VIP - Asset Manager: Growth Investor Class	2,056	30,305	14.46
VIP - Contrafund	39,947	1,096,395	23.88
VIP - Contrafund Investor Class	20,821	596,630	23.80
VIP - Balanced	9,485	147,501	15.50
VIP - Balanced Investor Class	81,730	1,147,349	15.43
VIP - Dynamic Capital Appreciation	2,073	20,207	8.47
VIP - Dynamic Capital Appreciation Investor Class	2,674	25,192	8.46
VIP - Growth & Income	8,849	143,933	12.63
VIP - Growth & Income Investor Class	2,132	31,209	12.60
VIP - Growth Opportunities	3,399	73,424	17.92
VIP - Growth Opportunities Investor Class	1,907	34,299	17.86

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Mid Cap	14,201	$ 435,960	$ 32.69
VIP - Mid Cap Investor Class	9,407	309,170	32.60
VIP - Value Strategies	5,907	80,289	9.74
VIP - Value Strategies Investor Class	4,831	58,340	9.70
VIP - Utilities	1,943	25,819	9.84
VIP - Utilities Investor Class	1,816	22,316	9.80
VIP - Technology	8,166	83,665	11.28
VIP - Technology Investor Class	7,536	78,573	11.22
VIP - Energy	6,830	163,263	20.05
VIP - Energy Investor Class	4,762	113,082	20.01
VIP - Health Care	2,595	32,411	12.64
VIP - Health Care Investor Class	2,235	28,388	12.59
VIP - Financial Services	2,522	30,659	7.01
VIP - Financial Services Investor Class	2,802	27,383	6.99
VIP - Industrials	2,629	39,422	15.16
VIP - Industrials Investor Class	2,934	44,118	15.10
VIP - Consumer Discretionary	1,108	13,429	12.56
VIP - Consumer Discretionary Investor Class	1,793	21,797	12.54
VIP - Real Estate	3,557	79,088	14.06
VIP - Real Estate Investor Class	4,065	72,529	14.01
VIP - Strategic Income	12,280	135,229	11.36
VIP - Strategic Income Investor Class	51,159	579,414	11.34
VIP - Growth Strategies	743	8,071	9.01
VIP - Growth Strategies Investor Class	931	9,368	8.95
VIP - International Capital Appreciation, Class R	1,433	18,509	9.74
VIP - International Capital Appreciation, Class R Investor Class	2,700	32,843	9.69
VIP - Value Leaders	905	13,551	10.23
VIP - Value Leaders Investor Class	1,524	21,453	10.22
VIP - Value	1,613	20,609	11.00
VIP - Value Investor Class	3,163	40,756	10.99
VIP - Growth Stock	489	6,909	13.53
VIP - Growth Stock Investor Class	1,003	13,284	13.45
VIP - Freedom Income	919	10,026	10.27
VIP - Freedom Income Investor Class	2,908	30,994	10.40
VIP - Freedom 2005	523	6,195	10.07
VIP - Freedom 2005 Investor Class	913	10,042	9.85
VIP - Freedom 2010	1,631	19,070	10.61
VIP - Freedom 2010 Investor Class	4,896	53,416	10.06
VIP - Freedom 2015	2,839	33,330	10.70
VIP - Freedom 2015 Investor Class	6,308	68,046	9.87
VIP - Freedom 2020	2,352	27,877	10.59
VIP - Freedom 2020 Investor Class	8,876	95,356	9.68
VIP - Freedom 2025	1,267	15,047	10.49
VIP - Freedom 2025 Investor Class	4,244	44,776	9.83
VIP - Freedom 2030	1,315	16,628	10.21
VIP - Freedom 2030 Investor Class	4,530	48,130	9.41

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom Lifetime Income I	814	$ 8,637	$ 9.88
VIP - Freedom Lifetime Income II	1,435	16,264	9.79
VIP - Freedom Lifetime Income III	719	8,098	9.37
VIP - Disciplined Small Cap	1,647	17,888	11.15
VIP - Disciplined Small Cap Investor Class	4,090	45,035	11.12
VIP - FundsManager 20%	32,148	335,109	10.63
VIP - FundsManager 50%	60,082	605,315	10.02
VIP - FundsManager 60%	120,088	1,043,071	9.88
VIP - FundsManager 70%	50,348	516,397	9.48
VIP - FundsManager 85%	21,615	220,085	9.20
VIP - Consumer Staples	661	7,241	11.61
VIP - Consumer Staples Investor Class	1,180	13,046	11.59
VIP - Materials	3,365	39,171	12.94
VIP - Materials Investor Class	3,964	47,344	12.94
VIP - Telecommunications	396	3,220	8.10
VIP - Telecommunications Investor Class	621	5,191	8.07
VIP - Emerging Markets	2,895	25,784	9.92
VIP - Emerging Markets Investor Class	4,120	37,772	9.89
UIF - Emerging Markets Equity	13,199	269,132	15.38
UIF - Emerging Markets Debt	17,123	145,266	8.14
UIF - Global Tactical Asset Allocation (b)	5,399	72,065	9.01
Invesco - Van Kampen Global Value Equity (b)	3,163	21,198	7.87
WFAF - Advantage VT Discovery	1,378	43,536	21.28
WFAF - Advantage VT Opportunity	1,190	32,704	18.42
CST - U.S Equity Flex I	891	30,899	14.25
CST - International Equity Flex III	3,282	19,289	6.57
Lazard - Retirement Emerging Markets	9,680	232,018	23.17
PVIT - Low Duration	37,872	395,569	10.44
PVIT - Real Return	15,400	202,117	13.14
PVIT - Total Return	41,105	463,440	11.08

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Money Market
Units Issued	13,656	15,826	631	1,201
Units Redeemed	(21,449)	(38,788)	(1,098)	(2,909)
Net Increase (Decrease)	(7,793)	(22,962)	(467)	(1,708)
VIP - High Income
Units Issued	706	1,296	193	394
Units Redeemed	(1,210)	(1,407)	(317)	(373)
Net Increase (Decrease)	(504)	(111)	(124)	21
VIP - Equity-Income
Units Issued	234	318	29	48
Units Redeemed	(1,290)	(1,716)	(170)	(278)
Net Increase (Decrease)	(1,056)	(1,398)	(141)	(230)
VIP - Growth
Units Issued	186	226	33	24
Units Redeemed	(943)	(1,330)	(102)	(183)
Net Increase (Decrease)	(757)	(1,104)	(69)	(159)
VIP - Overseas
Units Issued	1	2	0	0
Units Redeemed	(367)	(591)	(31)	(51)
Net Increase (Decrease)	(366)	(589)	(31)	(51)
VIP - Overseas, Class R
Units Issued	480	695	42	293
Units Redeemed	(1,232)	(1,468)	(154)	(337)
Net Increase (Decrease)	(752)	(773)	(112)	(44)
VIP - Investment Grade Bond
Units Issued	1,581	3,355	165	345
Units Redeemed	(3,241)	(3,286)	(482)	(748)
Net Increase (Decrease)	(1,660)	69	(317)	(403)
VIP - Asset Manager
Units Issued	190	304	29	51
Units Redeemed	(929)	(1,275)	(180)	(241)
Net Increase (Decrease)	(739)	(971)	(151)	(190)
VIP - Index 500
Units Issued	830	1,696	60	198
Units Redeemed	(2,331)	(3,040)	(269)	(493)
Net Increase (Decrease)	(1,501)	(1,344)	(209)	(295)
VIP - Asset Manager: Growth
Units Issued	100	177	9	45
Units Redeemed	(554)	(662)	(85)	(196)
Net Increase (Decrease)	(454)	(485)	(76)	(151)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Contrafund
Units Issued	1,021	1,817	103	183
Units Redeemed	(3,652)	(4,429)	(376)	(554)
Net Increase (Decrease)	(2,631)	(2,612)	(273)	(371)
VIP - Balanced
Units Issued	1,009	1,167	144	321
Units Redeemed	(1,624)	(1,761)	(298)	(563)
Net Increase (Decrease)	(615)	(594)	(154)	(242)
VIP - Dynamic Capital Appreciation
Units Issued	274	202	96	23
Units Redeemed	(359)	(513)	(63)	(51)
Net Increase (Decrease)	(85)	(311)	33	(28)
VIP - Growth & Income
Units Issued	312	402	13	30
Units Redeemed	(1,196)	(1,436)	(206)	(338)
Net Increase (Decrease)	(884)	(1,034)	(193)	(308)
VIP - Growth Opportunities
Units Issued	801	1,329	174	303
Units Redeemed	(1,285)	(1,103)	(175)	(229)
Net Increase (Decrease)	(484)	226	(1)	74
VIP - Mid Cap
Units Issued	2,410	1,827	233	245
Units Redeemed	(3,394)	(3,840)	(447)	(738)
Net Increase (Decrease)	(984)	(2,013)	(214)	(493)
VIP - Value Strategies
Units Issued	1,158	863	209	156
Units Redeemed	(1,404)	(1,127)	(285)	(228)
Net Increase (Decrease)	(246)	(264)	(76)	(72)
VIP - Utilities
Units Issued	258	322	13	49
Units Redeemed	(611)	(1,071)	(64)	(224)
Net Increase (Decrease)	(353)	(749)	(51)	(175)
VIP - Technology
Units Issued	2,410	4,566	324	852
Units Redeemed	(3,068)	(1,909)	(384)	(429)
Net Increase (Decrease)	(658)	2,657	(60)	423
VIP - Energy
Units Issued	1,297	1,793	93	268
Units Redeemed	(2,274)	(2,662)	(259)	(397)
Net Increase (Decrease)	(977)	(869)	(166)	(129)

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Health Care
Units Issued	495	754	63	136
Units Redeemed	(896)	(1,567)	(108)	(294)
Net Increase (Decrease)	(401)	(813)	(45)	(158)
VIP - Financial Services
Units Issued	2,023	1,941	221	200
Units Redeemed	(2,245)	(2,219)	(160)	(220)
Net Increase (Decrease)	(222)	(278)	61	(20)
VIP - Industrials
Units Issued	636	654	113	76
Units Redeemed	(619)	(658)	(81)	(113)
Net Increase (Decrease)	17	(4)	32	(37)
VIP - Consumer Discretionary
Units Issued	1,020	322	186	62
Units Redeemed	(421)	(243)	(84)	(74)
Net Increase (Decrease)	599	79	102	(12)
VIP - Real Estate
Units Issued	1,285	992	185	72
Units Redeemed	(1,270)	(1,116)	(134)	(166)
Net Increase (Decrease)	15	(124)	51	(94)
VIP - Strategic Income
Units Issued	2,462	5,274	293	774
Units Redeemed	(3,765)	(2,907)	(556)	(660)
Net Increase (Decrease)	(1,303)	2,367	(263)	114
VIP - Growth Strategies (b)
Units Issued	290	228	41	12
Units Redeemed	(216)	(306)	(20)	(55)
Net Increase (Decrease)	74	(78)	21	(43)
VIP - International Capital Appreciation, Class R
Units Issued	517	786	48	139
Units Redeemed	(783)	(497)	(87)	(76)
Net Increase (Decrease)	(266)	289	(39)	63
VIP - Value Leaders
Units Issued	166	388	7	120
Units Redeemed	(432)	(1,303)	(134)	(404)
Net Increase (Decrease)	(266)	(915)	(127)	(284)
VIP - Value
Units Issued	762	1,029	145	428
Units Redeemed	(848)	(609)	(150)	(274)
Net Increase (Decrease)	(86)	420	(5)	154

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Growth Stock
Units Issued	335	349	34	52
Units Redeemed	(287)	(313)	(29)	(36)
Net Increase (Decrease)	48	36	5	16
VIP - Freedom Income
Units Issued	236	431	0	0
Units Redeemed	(404)	(210)	0	0
Net Increase (Decrease)	(168)	221	0	0
VIP - Freedom 2005
Units Issued	111	270	0	0
Units Redeemed	(246)	(298)	0	0
Net Increase (Decrease)	(135)	(28)	0	0
VIP - Freedom 2010
Units Issued	268	312	0	0
Units Redeemed	(374)	(522)	0	0
Net Increase (Decrease)	(106)	(210)	0	0
VIP - Freedom 2015
Units Issued	454	740	0	0
Units Redeemed	(622)	(554)	0	0
Net Increase (Decrease)	(168)	186	0	0
VIP - Freedom 2020
Units Issued	417	595	0	0
Units Redeemed	(540)	(508)	0	0
Net Increase (Decrease)	(123)	87	0	0
VIP - Freedom 2025
Units Issued	151	221	0	0
Units Redeemed	(143)	(149)	0	0
Net Increase (Decrease)	8	72	0	0
VIP - Freedom 2030
Units Issued	279	320	0	0
Units Redeemed	(335)	(433)	0	0
Net Increase (Decrease)	(56)	(113)	0	0
VIP - Disciplined Small Cap
Units Issued	1,047	1,121	131	154
Units Redeemed	(748)	(722)	(123)	(134)
Net Increase (Decrease)	299	399	8	20

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Funds Manager 20%
Units Issued	1,680	3,615	254	769
Units Redeemed	(1,406)	(1,464)	(270)	(607)
Net Increase (Decrease)	274	2,151	(16)	162
VIP - Funds Manager 50%
Units Issued	2,031	4,741	779	2,645
Units Redeemed	(1,959)	(2,189)	(888)	(1,359)
Net Increase (Decrease)	72	2,552	(109)	1,286
VIP - Funds Manager 60%
Units Issued	1,689	2,215	637	1,725
Units Redeemed	(941)	(678)	(288)	(441)
Net Increase (Decrease)	748	1,537	349	1,284
VIP - Funds Manager 70%
Units Issued	1,290	2,126	270	1,683
Units Redeemed	(1,452)	(1,756)	(716)	(1,150)
Net Increase (Decrease)	(162)	370	(446)	533
VIP - Funds Manager 85%
Units Issued	1,508	2,438	487	578
Units Redeemed	(1,834)	(926)	(390)	(332)
Net Increase (Decrease)	(326)	1,512	97	246
VIP - Consumer Staples
Units Issued	221	514	62	109
Units Redeemed	(321)	(754)	(87)	(130)
Net Increase (Decrease)	(100)	(240)	(25)	(21)
VIP - Materials
Units Issued	1,924	2,347	214	424
Units Redeemed	(1,633)	(1,149)	(331)	(112)
Net Increase (Decrease)	291	1,198	(117)	312
VIP - Telecommunications
Units Issued	281	740	112	106
Units Redeemed	(322)	(498)	(149)	(54)
Net Increase (Decrease)	(41)	242	(37)	52
VIP - Emerging Markets
Units Issued	1,905	3,881	222	410
Units Redeemed	(2,466)	(1,002)	(292)	(86)
Net Increase (Decrease)	(561)	2,879	(70)	324
UIF - Emerging Markets Equity
Units Issued	525	1,145	68	147
Units Redeemed	(1,441)	(1,561)	(179)	(229)
Net Increase (Decrease)	(916)	(416)	(111)	(82)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
UIF - Emerging Markets Debt
Units Issued	735	586	83	81
Units Redeemed	(627)	(455)	(91)	(94)
Net Increase (Decrease)	108	131	(8)	(13)
UIF - Global Tactical Asset Allocation (b)
Units Issued	168	309	18	65
Units Redeemed	(621)	(884)	(72)	(196)
Net Increase (Decrease)	(453)	(575)	(54)	(131)
Invesco - Van Kampen Global Value Equity (b)
Units Issued	1,105	120	245	24
Units Redeemed	(1,279)	(425)	(273)	(62)
Net Increase (Decrease)	(174)	(305)	(28)	(38)
WFAF - Advantage VT Discovery
Units Issued	0	0	1	0
Units Redeemed	(229)	(249)	(25)	(30)
Net Increase (Decrease)	(229)	(249)	(24)	(30)
WFAF - Advantage VT Opportunity
Units Issued	1	1	1	0
Units Redeemed	(145)	(158)	(22)	(32)
Net Increase (Decrease)	(144)	(157)	(21)	(32)
CST - U.S Equity Flex I (b)
Units Issued	1	2	0	0
Units Redeemed	(211)	(292)	(27)	(43)
Net Increase (Decrease)	(210)	(290)	(27)	(43)
CST - International Equity Flex I (b)
Units Issued	0	146	0	37
Units Redeemed	0	(1,387)	0	(271)
Net Increase (Decrease)	0	(1,241)	0	(234)
CST - International Equity Flex II (b)
Units Issued	0	0	0	0
Units Redeemed	0	(634)	0	(107)
Net Increase (Decrease)	0	(634)	0	(107)
CST - International Equity Flex III (a)
Units Issued	98	1,599	5	222
Units Redeemed	(392)	(58)	(51)	(2)
Net Increase (Decrease)	(294)	1,541	(46)	220

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
Lazard - Retirement Emerging Markets
Units Issued	2,811	3,669	246	242
Units Redeemed	(3,211)	(1,695)	(243)	(135)
Net Increase (Decrease)	(400)	1,974	3	107
SAI - Mid Cap Value
Units Issued	0	357	0	125
Units Redeemed	0	(671)	0	(230)
Net Increase (Decrease)	0	(314)	0	(105)
SAI - Small Cap Blend
Units Issued	0	438	0	26
Units Redeemed	0	(877)	0	(121)
Net Increase (Decrease)	0	(439)	0	(95)
PVIT- Low Duration (a)
Units Issued	5,300	1,901	354	84
Units Redeemed	(2,895)	(200)	(211)	(3)
Net Increase (Decrease)	2,405	1,701	143	81
PVIT- Real Return (a)
Units Issued	3,209	1,264	194	113
Units Redeemed	(2,373)	(150)	(176)	(9)
Net Increase (Decrease)	836	1,114	18	104
PVIT- Total Return (a)
Units Issued	4,639	2,218	517	146
Units Redeemed	(2,616)	(141)	(423)	(6)
Net Increase (Decrease)	2,023	2,077	94	140

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Money Market Investor Class
Units Issued	204,195	114,568	486	462
Units Redeemed	(219,217)	(163,184)	(435)	(456)
Net Increase (Decrease)	(15,022)	(48,616)	51	6
VIP - High Income Investor Class
Units Issued	18,611	9,537	0	0
Units Redeemed	(14,897)	(5,812)	0	0
Net Increase (Decrease)	3,714	3,725	0	0
VIP - Equity Income Investor Class
Units Issued	4,546	2,063	0	0
Units Redeemed	(5,229)	(3,329)	0	0
Net Increase (Decrease)	(683)	(1,266)	0	0
VIP - Growth Investor Class
Units Issued	2,703	1,107	0	0
Units Redeemed	(2,597)	(3,552)	0	0
Net Increase (Decrease)	106	(2,445)	0	0
VIP - Overseas, Class R Investor Class
Units Issued	3,563	1,778	0	0
Units Redeemed	(3,681)	(2,463)	0	0
Net Increase (Decrease)	(118)	(685)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	19,613	20,740	0	0
Units Redeemed	(19,660)	(9,536)	0	0
Net Increase (Decrease)	(47)	11,204	0	0
VIP - Asset Manager Investor Class
Units Issued	3,447	1,479	0	0
Units Redeemed	(2,082)	(1,496)	0	0
Net Increase (Decrease)	1,365	(17)	0	0
VIP - Index 500
Units Issued	11,786	7,481	0	0
Units Redeemed	(10,290)	(8,001)	0	0
Net Increase (Decrease)	1,496	(520)	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	814	519	0	0
Units Redeemed	(610)	(620)	0	0
Net Increase (Decrease)	204	(101)	0	0
VIP - Contrafund Investor Class
Units Issued	16,464	8,570	0	0
Units Redeemed	(14,131)	(8,036)	0	0
Net Increase (Decrease)	2,333	534	0	0

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Balanced Investor Class
Units Issued	7,340	3,520	0	0
Units Redeemed	(5,475)	(3,522)	0	0
Net Increase (Decrease)	1,865	(2)	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	1,408	490	0	0
Units Redeemed	(1,172)	(674)	0	0
Net Increase (Decrease)	236	(184)	0	0
VIP - Growth & Income Investor Class
Units Issued	1,377	712	0	0
Units Redeemed	(1,290)	(1,030)	0	0
Net Increase (Decrease)	87	(318)	0	0
VIP - Growth Opportunities Investor Class
Units Issued	1,989	2,702	0	0
Units Redeemed	(1,896)	(944)	0	0
Net Increase (Decrease)	93	1,758	0	0
VIP - Mid Cap Investor Class
Units Issued	11,810	4,516	0	0
Units Redeemed	(7,670)	(3,940)	0	0
Net Increase (Decrease)	4,140	576	0	0
VIP - Value Strategies Investor Class
Units Issued	2,982	1,851	0	0
Units Redeemed	(3,020)	(1,296)	0	0
Net Increase (Decrease)	(38)	555	0	0
VIP - Utilities Investor Class
Units Issued	1,128	484	0	0
Units Redeemed	(972)	(889)	0	0
Net Increase (Decrease)	156	(405)	0	0
VIP - Technology Investor Class
Units Issued	4,565	3,981	0	0
Units Redeemed	(3,686)	(1,398)	0	0
Net Increase (Decrease)	879	2,583	0	0
VIP - Energy Investor Class
Units Issued	3,645	3,522	0	0
Units Redeemed	(3,823)	(2,925)	0	0
Net Increase (Decrease)	(178)	597	0	0
VIP - Health Care Investor Class
Units Issued	1,328	1,182	0	0
Units Redeemed	(1,178)	(1,647)	0	0
Net Increase (Decrease)	150	(465)	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Financial Services Investor Class
Units Issued	2,562	2,084	0	0
Units Redeemed	(2,460)	(1,941)	0	0
Net Increase (Decrease)	102	143	0	0
VIP - Industrials Investor Class
Units Issued	2,388	983	0	0
Units Redeemed	(1,383)	(864)	0	0
Net Increase (Decrease)	1,005	119	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	2,318	591	0	0
Units Redeemed	(1,005)	(370)	0	0
Net Increase (Decrease)	1,313	221	0	0
VIP - Real Estate Investor Class
Units Issued	3,911	1,740	0	0
Units Redeemed	(2,651)	(1,652)	0	0
Net Increase (Decrease)	1,260	88	0	0
VIP - Strategic Income Investor Class
Units Issued	26,936	16,741	0	0
Units Redeemed	(16,900)	(4,956)	0	0
Net Increase (Decrease)	10,036	11,785	0	0
VIP - Growth Strategies Investor Class (b)
Units Issued	682	229	0	0
Units Redeemed	(478)	(358)	0	0
Net Increase (Decrease)	204	(129)	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	1,008	1,052	0	0
Units Redeemed	(1,296)	(636)	0	0
Net Increase (Decrease)	(288)	416	0	0
VIP - Value Leaders Investor Class
Units Issued	613	799	0	0
Units Redeemed	(1,084)	(1,971)	0	0
Net Increase (Decrease)	(471)	(1,172)	0	0
VIP - Value Investor Class
Units Issued	1,674	2,020	0	0
Units Redeemed	(1,777)	(1,291)	0	0
Net Increase (Decrease)	(103)	729	0	0
VIP - Growth Stock Investor Class
Units Issued	979	615	0	0
Units Redeemed	(533)	(449)	0	0
Net Increase (Decrease)	446	166	0	0

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Freedom Income Investor Class
Units Issued	1,300	995	0	0
Units Redeemed	(815)	(511)	0	0
Net Increase (Decrease)	485	484	0	0
VIP - Freedom 2005 Investor Class
Units Issued	260	364	0	0
Units Redeemed	(268)	(275)	0	0
Net Increase (Decrease)	(8)	89	0	0
VIP - Freedom 2010 Investor Class
Units Issued	1,025	877	0	0
Units Redeemed	(992)	(1,192)	0	0
Net Increase (Decrease)	33	(315)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	1,344	975	0	0
Units Redeemed	(1,278)	(1,076)	0	0
Net Increase (Decrease)	66	(101)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	2,014	1,372	0	0
Units Redeemed	(1,747)	(1,207)	0	0
Net Increase (Decrease)	267	165	0	0
VIP - Freedom 2025 Investor Class
Units Issued	1,027	832	0	0
Units Redeemed	(631)	(499)	0	0
Net Increase (Decrease)	396	333	0	0
VIP - Freedom 2030 Investor Class
Units Issued	932	681	0	0
Units Redeemed	(568)	(607)	0	0
Net Increase (Decrease)	364	74	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	116	60
Units Redeemed	0	0	(54)	(110)
Net Increase (Decrease)	0	0	62	(50)
VIP - Freedom Lifetime Income II
Units Issued	0	0	41	96
Units Redeemed	0	0	(140)	(274)
Net Increase (Decrease)	0	0	(99)	(178)
VIP - Freedom Lifetime Income III
Units Issued	0	0	7	9
Units Redeemed	0	0	(80)	(45)
Net Increase (Decrease)	0	0	(73)	(36)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Disciplined Small Cap Investor Class
Units Issued	3,414	1,829	0	0
Units Redeemed	(2,286)	(1,239)	0	0
Net Increase (Decrease)	1,128	590	0	0
VIP - FundsManager 20%
Units Issued	14,230	8,976	185	94
Units Redeemed	(7,082)	(3,515)	(9)	(33)
Net Increase (Decrease)	7,148	5,461	176	61
VIP - FundsManager 50%
Units Issued	16,344	11,473	113	299
Units Redeemed	(9,235)	(5,751)	(59)	(10)
Net Increase (Decrease)	7,109	5,722	54	289
VIP - FundsManager 60%
Units Issued	11,661	5,702	47	35
Units Redeemed	(4,113)	(1,128)	(10)	(23)
Net Increase (Decrease)	7,548	4,574	37	12
VIP - FundsManager 70%
Units Issued	11,023	6,924	0	63
Units Redeemed	(8,783)	(4,742)	(4)	0
Net Increase (Decrease)	2,240	2,182	(4)	63
VIP - FundsManager 85%
Units Issued	6,213	3,357	29	7
Units Redeemed	(5,116)	(2,716)	(6)	(6)
Net Increase (Decrease)	1,097	641	23	1
VIP - Consumer Staples Investor Class
Units Issued	883	726	0	0
Units Redeemed	(665)	(1,252)	0	0
Net Increase (Decrease)	218	(526)	0	0
VIP - Materials Investor Class
Units Issued	3,270	3,033	0	0
Units Redeemed	(2,858)	(1,047)	0	0
Net Increase (Decrease)	412	1,986	0	0
VIP - Telecommunications Investor Class
Units Issued	464	702	0	0
Units Redeemed	(421)	(458)	0	0
Net Increase (Decrease)	43	244	0	0

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Emerging Markets Investor Class
Units Issued	3,083	4,131	0	0
Units Redeemed	(3,459)	(711)	0	0
Net Increase (Decrease)	(376)	3,420	0	0
UIF - Emerging Markets Equity
Units Issued	2,920	2,314	0	0
Units Redeemed	(2,809)	(1,905)	0	0
Net Increase (Decrease)	111	409	0	0
UIF - Emerging Markets Debt
Units Issued	8,246	2,569	0	0
Units Redeemed	(3,824)	(918)	0	0
Net Increase (Decrease)	4,422	1,651	0	0
UIF - Global Tactical Asset Allocation (b)
Units Issued	1,336	1,043	0	0
Units Redeemed	(1,817)	(1,103)	0	0
Net Increase (Decrease)	(481)	(60)	0	0
Invesco - Van Kampen Global Value Equity (b)
Units Issued	1,212	283	0	0
Units Redeemed	(1,237)	(373)	0	0
Net Increase (Decrease)	(25)	(90)	0	0
Lazard - Retirement Emerging Markets
Units Issued	7,828	3,689	0	0
Units Redeemed	(4,321)	(1,801)	0	0
Net Increase (Decrease)	3,507	1,888	0	0
SAI - Mid Cap Value Investor Class
Units Issued	0	341	0	0
Units Redeemed	0	(692)	0	0
Net Increase (Decrease)	0	(351)	0	0
SAI - Small Cap Blend Investor Class
Units Issued	0	527	0	0
Units Redeemed	0	(1,176)	0	0
Net Increase (Decrease)	0	(649)	0	0

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
CST - International Equity Flex I (b)
Units Issued	0	473	0	0
Units Redeemed	0	(790)	0	0
Net Increase (Decrease)	0	(317)	0	0
CST - International Equity Flex III (a)
Units Issued	384	423	0	0
Units Redeemed	(305)	(10)	0	0
Net Increase (Decrease)	79	413	0	0
PVIT- Low Duration (a)
Units Issued	40,282	11,862	0	0
Units Redeemed	(18,422)	(358)	0	0
Net Increase (Decrease)	21,860	11,504	0	0
PVIT- Real Return (a)
Units Issued	20,637	5,747	0	0
Units Redeemed	(9,550)	(175)	0	0
Net Increase (Decrease)	11,087	5,572	0	0
PVIT- Total Return (a)
Units Issued	43,360	13,490	0	0
Units Redeemed	(18,072)	(570)	0	0
Net Increase (Decrease)	25,288	12,920	0	0

(a) New fund. See Note 1

(b) Fund name change. See Note 1

	Fidelity Growth and Guaranteed Income
(in thousands)	2010	2009
VIP - Money Market Investor Class
Units Issued	833	34,227
Units Redeemed	(693)	(36,682)
Net Increase (Decrease)	140	(2,455)
VIP - Balanced Investor Class
Units Issued	1,292	11,996
Units Redeemed	(5,937)	(5,342)
Net Increase (Decrease)	(4,645)	6,654
VIP - Funds Manager 60%
Units Issued	271	26,129
Units Redeemed	(5,555)	(4,528)
Net Increase (Decrease)	(5,824)	21,601

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2010	23,343	$21.73	$21.23	$ 506,091	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	31,603	$21.86	$21.39	$ 689,659	0.80%	1.00%	0.79%	(0.08%)	(0.29%)
2008	56,273	$21.88	$21.46	$ 1,229,224	0.80%	1.00%	2.95%	2.19%	1.99%
2007	39,849	$21.41	$21.04	$ 852,298	0.80%	1.00%	5.09%	4.36%	4.15%
2006	39,810	$20.51	$20.20	$ 815,881	0.80%	1.00%	4.79%	4.04%	3.83%
VIP - Money Market Investor Class
2010	66,980	$10.00	$9.82	$ 733,485	0.10%	1.40%	0.15%	0.09%	(1.18%)
2009	81,811	$11.46	$9.94	$ 920,262	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	132,876	$11.41	$10.29	$ 1,513,016	0.25%	1.25%	2.92%	2.74%	1.70%
2007	103,716	$11.10	$10.12	$ 1,147,660	0.25%	1.25%	4.85%	4.89%	1.20%
2006	49,177	$10.59	$10.54	$ 520,616	0.25%	0.60%	4.80%	4.55%	4.19%
VIP - High Income
2010	3,919	$38.52	$37.63	$ 150,089	0.80%	1.00%	7.46%	12.91%	12.69%
2009	4,547	$34.12	$33.39	$ 154,309	0.80%	1.00%	8.15%	42.81%	42.52%
2008	4,637	$23.89	$23.43	$ 110,267	0.80%	1.00%	7.90%	(25.59%)	(25.74%)
2007	5,828	$32.11	$31.55	$ 186,401	0.80%	1.00%	7.36%	1.96%	1.75%
2006	7,473	$31.49	$31.01	$ 234,543	0.80%	1.00%	7.18%	10.35%	10.13%
VIP - High Income Investor Class
2010	15,573	$10.56	$16.78	$ 204,605	0.10%	0.25%	7.29%	5.59%	13.68%
2009	11,859	$14.76	$12.33	$ 150,023	0.25%	0.35%	9.61%	43.40%	43.29%
2008	8,134	$8.60	$8.60	$ 69,947	0.25%	0.25%	7.94%	(25.14%)	(25.14%)
2007	6,700	$11.49	$11.49	$ 76,967	0.25%	0.25%	8.85%	2.30%	2.30%
2006	5,387	$11.23	$11.23	$ 60,491	0.25%	0.25%	12.57%	10.96%	10.96%
VIP - Equity-Income
2010	7,978	$58.20	$56.85	$ 462,690	0.80%	1.00%	1.77%	14.23%	14.00%
2009	9,175	$50.95	$49.87	$ 466,105	0.80%	1.00%	2.25%	29.17%	28.91%
2008	10,803	$39.44	$38.69	$ 424,958	0.80%	1.00%	2.30%	(43.12%)	(43.23%)
2007	13,635	$69.34	$68.14	$ 943,119	0.80%	1.00%	1.64%	0.71%	0.51%
2006	17,012	$68.85	$67.80	$ 1,168,800	0.80%	1.00%	3.36%	19.23%	19.00%
VIP - Equity-Income Investor Class
2010	11,081	$11.70	$17.44	$ 124,725	0.10%	0.25%	1.76%	16.95%	14.67%
2009	11,764	$15.21	$9.21	$ 110,894	0.25%	0.35%	2.27%	29.77%	29.64%
2008	13,030	$7.10	$7.10	$ 92,452	0.25%	0.25%	2.34%	(42.85%)	(42.85%)
2007	15,010	$12.42	$12.42	$ 186,353	0.25%	0.25%	1.78%	1.13%	1.13%
2006	11,422	$12.28	$12.28	$ 140,223	0.25%	0.25%	3.65%	19.74%	19.74%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2010	6,390	$62.77	$61.32	$ 400,095	0.80%	1.00%	0.27%	23.18%	22.93%
2009	7,216	$50.96	$49.88	$ 366,926	0.80%	1.00%	0.43%	27.26%	27.00%
2008	8,479	$40.04	$39.27	$ 338,847	0.80%	1.00%	0.78%	(47.59%)	(47.70%)
2007	9,915	$76.40	$75.09	$ 756,185	0.80%	1.00%	0.86%	25.94%	25.69%
2006	11,817	$60.67	$59.74	$ 715,838	0.80%	1.00%	0.41%	6.00%	5.78%
VIP - Growth Investor Class
2010	6,687	$12.23	$17.81	$ 80,947	0.10%	0.25%	0.22%	22.30%	23.68%
2009	6,581	$14.40	$9.30	$ 62,467	0.25%	0.35%	0.32%	27.82%	27.69%
2008	9,026	$7.28	$7.28	$ 65,684	0.25%	0.25%	0.70%	(47.35%)	(47.35%)
2007	9,432	$13.82	$13.82	$ 130,363	0.25%	0.25%	0.62%	26.49%	26.49%
2006	5,052	$10.93	$10.93	$ 55,208	0.25%	0.25%	0.25%	6.45%	6.45%
VIP - Overseas
2010	2,551	$37.43	$36.56	$ 95,324	0.80%	1.00%	1.37%	12.21%	11.98%
2009	2,948	$33.36	$32.65	$ 98,170	0.80%	1.00%	2.08%	25.52%	25.26%
2008	3,588	$26.57	$26.06	$ 95,220	0.80%	1.00%	2.43%	(44.26%)	(44.37%)
2007	4,328	$47.67	$46.85	$ 206,041	0.80%	1.00%	3.27%	16.37%	16.13%
2006	5,378	$40.97	$40.34	$ 220,071	0.80%	1.00%	0.91%	17.14%	16.90%
VIP - Overseas, Class R
2010	4,019	$14.06	$13.88	$ 56,429	0.80%	1.00%	1.35%	12.17%	11.94%
2009	4,883	$12.54	$12.40	$ 61,129	0.80%	1.00%	2.16%	25.59%	25.34%
2008	5,700	$9.98	$9.89	$ 56,847	0.80%	1.00%	2.17%	(44.27%)	(44.38%)
2007	8,259	$17.91	$17.78	$ 147,801	0.80%	1.00%	3.38%	16.41%	16.18%
2006	7,932	$15.39	$15.30	$ 121,976	0.80%	1.00%	0.78%	17.08%	16.84%
VIP - Overseas, Class R Investor Class
2010	9,530	$11.85	$16.52	$ 119,350	0.10%	0.25%	1.35%	18.49%	12.72%
2009	9,648	$14.65	$10.76	$ 105,536	0.25%	0.35%	2.19%	26.10%	25.98%
2008	10,333	$8.53	$8.53	$ 88,190	0.25%	0.25%	2.36%	(44.01%)	(44.01%)
2007	11,592	$15.24	$15.24	$ 176,714	0.25%	0.25%	3.29%	16.91%	16.91%
2006	6,984	$13.04	$13.04	$ 91,070	0.25%	0.25%	0.50%	17.65%	17.65%
VIP - Investment Grade Bond
2010	10,414	$35.73	$34.91	$ 370,235	0.80%	1.00%	3.31%	6.94%	6.73%
2009	12,391	$33.41	$32.71	$ 412,167	0.80%	1.00%	8.71%	14.80%	14.57%
2008	12,725	$29.11	$28.55	$ 368,697	0.80%	1.00%	4.32%	(4.03%)	(4.22%)
2007	14,462	$30.33	$29.80	$ 436,813	0.80%	1.00%	4.40%	3.51%	3.30%
2006	17,181	$29.30	$28.85	$ 501,653	0.80%	1.00%	4.27%	3.52%	3.31%
VIP - Investment Grade Bond Investor Class
2010	31,641	$9.97	$13.04	$ 387,545	0.10%	0.25%	3.33%	(0.26%)	7.45%
2009	31,688	$12.12	$12.01	$ 383,363	0.25%	0.35%	8.59%	15.46%	15.34%
2008	20,484	$10.50	$10.50	$ 215,079	0.25%	0.25%	3.77%	(3.52%)	(3.52%)
2007	15,945	$10.88	$10.88	$ 173,527	0.25%	0.25%	3.23%	4.01%	4.01%
2006	10,241	$10.46	$10.46	$ 107,155	0.25%	0.25%	2.36%	4.07%	4.07%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager
2010	7,598	$40.52	$39.58	$ 306,579	0.80%	1.00%	1.67%	13.35%	13.12%
2009	8,488	$35.75	$34.99	$ 302,255	0.80%	1.00%	2.36%	28.08%	27.82%
2008	9,649	$27.91	$27.37	$ 268,386	0.80%	1.00%	2.47%	(29.29%)	(29.43%)
2007	11,194	$39.47	$38.79	$ 440,524	0.80%	1.00%	6.11%	14.57%	14.34%
2006	13,021	$34.45	$33.93	$ 447,443	0.80%	1.00%	2.83%	6.46%	6.25%
VIP - Asset Manager Investor Class
2010	6,591	$11.10	$15.79	$ 86,659	0.10%	0.25%	1.84%	10.95%	13.80%
2009	5,226	$14.57	$10.94	$ 61,481	0.25%	0.35%	2.61%	28.69%	28.56%
2008	5,243	$8.93	$8.93	$ 46,832	0.25%	0.25%	2.82%	(28.97%)	(28.97%)
2007	3,344	$12.58	$12.58	$ 42,052	0.25%	0.25%	6.19%	15.09%	15.09%
2006	2,321	$10.93	$10.93	$ 25,363	0.25%	0.25%	1.53%	6.97%	6.97%
VIP - Index 500
2010	33,221	$11.59	$34.90	$ 656,558	0.10%	1.00%	1.93%	15.86%	13.87%
2009	33,435	$30.65	$14.30	$ 607,531	0.25%	1.00%	2.54%	26.29%	25.34%
2008	35,594	$7.76	$24.45	$ 523,217	0.25%	1.00%	2.20%	(37.16%)	(37.63%)
2007	34,117	$12.36	$39.21	$ 884,464	0.25%	1.00%	3.56%	5.17%	4.38%
2006	31,422	$11.75	$37.56	$ 903,763	0.25%	1.00%	1.73%	15.44%	14.58%
VIP - Asset Manager: Growth
2010	3,724	$25.74	$25.14	$ 95,386	0.80%	1.00%	1.15%	15.41%	15.18%
2009	4,254	$22.30	$21.83	$ 94,469	0.80%	1.00%	1.55%	31.84%	31.58%
2008	4,890	$16.91	$16.59	$ 82,393	0.80%	1.00%	1.79%	(36.33%)	(36.46%)
2007	5,490	$26.56	$26.11	$ 145,388	0.80%	1.00%	4.24%	18.01%	17.77%
2006	6,515	$22.51	$22.17	$ 146,264	0.80%	1.00%	2.14%	6.13%	5.92%
VIP - Asset Manager: Growth Investor Class
2010	2,272	$11.50	$16.88	$ 29,732	0.10%	0.25%	1.18%	15.03%	15.88%
2009	2,068	$14.57	$10.94	$ 23,388	0.25%	0.35%	1.55%	32.35%	32.22%
2008	2,169	$8.27	$8.27	$ 17,930	0.25%	0.25%	2.26%	(36.01%)	(36.01%)
2007	1,127	$12.92	$12.92	$ 14,563	0.25%	0.25%	4.32%	18.48%	18.48%
2006	590	$10.90	$10.90	$ 6,439	0.25%	0.25%	0.70%	6.53%	6.53%
VIP - Contrafund
2010	20,741	$46.11	$45.04	$ 953,950	0.80%	1.00%	1.21%	16.28%	16.05%
2009	23,645	$39.65	$38.81	$ 935,474	0.80%	1.00%	1.39%	34.62%	34.35%
2008	26,628	$29.46	$28.89	$ 782,687	0.80%	1.00%	0.93%	(42.98%)	(43.09%)
2007	31,312	$51.65	$50.76	$ 1,614,334	0.80%	1.00%	0.89%	16.65%	16.41%
2006	37,944	$44.28	$43.61	$ 1,677,582	0.80%	1.00%	1.27%	10.83%	10.60%
VIP - Contrafund Investor Class
2010	38,064	$11.81	$18.15	$ 495,538	0.10%	0.25%	1.22%	18.09%	16.72%
2009	35,731	$15.55	$10.79	$ 395,725	0.25%	0.35%	1.41%	35.32%	35.19%
2008	35,197	$7.97	$7.97	$ 280,538	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	33,303	$13.92	$13.92	$ 463,608	0.25%	0.25%	1.01%	17.17%	17.17%
2006	23,590	$11.88	$11.88	$ 280,267	0.25%	0.25%	1.33%	11.32%	11.32%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Balanced
2010	7,501	$19.73	$19.28	$ 147,021	0.80%	1.00%	1.64%	17.13%	16.89%
2009	8,270	$16.85	$16.49	$ 138,476	0.80%	1.00%	1.91%	37.49%	37.21%
2008	9,106	$12.25	$12.02	$ 110,975	0.80%	1.00%	1.61%	(34.49%)	(34.62%)
2007	10,814	$18.70	$18.38	$ 201,326	0.80%	1.00%	3.29%	8.17%	7.95%
2006	11,812	$17.29	$17.03	$ 203,386	0.80%	1.00%	2.02%	10.82%	10.59%
VIP - Balanced Investor Class
2010	109,071	$11.57	$18.17	$ 1,261,094	0.10%	1.40%	1.40%	15.66%	16.34%
2009	111,851	$15.80	$8.94	$ 1,100,838	0.25%	1.40%	1.91%	38.10%	37.96%
2008	105,199	$8.30	$6.54	$ 716,148	0.25%	1.25%	2.44%	(34.16%)	(34.82%)
2007	32,409	$12.60	$10.03	$ 363,794	0.25%	1.25%	3.53%	8.62%	0.28%
2006	6,904	$11.60	$11.60	$ 80,123	0.25%	0.25%	0.89%	11.28%	11.28%
VIP - Dynamic Capital Appreciation
2010	1,187	$14.82	$14.60	$ 17,557	0.80%	1.00%	0.21%	17.46%	17.22%
2009	1,239	$12.62	$12.46	$ 15,613	0.80%	1.00%	0.25%	35.01%	34.74%
2008	1,578	$9.34	$9.25	$ 14,724	0.80%	1.00%	0.61%	(41.71%)	(41.82%)
2007	2,480	$16.03	$15.89	$ 39,718	0.80%	1.00%	0.30%	6.26%	6.04%
2006	3,591	$15.09	$14.99	$ 54,146	0.80%	1.00%	0.50%	13.06%	12.84%
VIP - Dynamic Capital Appreciation Investor Class
2010	1,763	$11.71	$18.74	$ 22,625	0.10%	0.25%	0.18%	17.14%	17.89%
2009	1,527	$15.90	$10.51	$ 16,512	0.25%	0.35%	0.18%	35.67%	35.53%
2008	1,711	$7.75	$7.75	$ 13,263	0.25%	0.25%	0.53%	(41.39%)	(41.39%)
2007	2,217	$13.22	$13.22	$ 29,314	0.25%	0.25%	0.29%	6.64%	6.64%
2006	1,669	$12.40	$12.40	$ 20,701	0.25%	0.25%	0.55%	13.58%	13.58%
VIP - Growth & Income
2010	6,222	$18.05	$17.63	$ 111,769	0.80%	1.00%	0.69%	13.95%	13.72%
2009	7,299	$15.84	$15.50	$ 115,127	0.80%	1.00%	1.07%	26.19%	25.93%
2008	8,641	$12.55	$12.31	$ 108,042	0.80%	1.00%	1.15%	(42.17%)	(42.29%)
2007	9,669	$21.71	$21.33	$ 209,188	0.80%	1.00%	1.85%	11.22%	11.00%
2006	11,725	$19.52	$19.22	$ 228,163	0.80%	1.00%	0.96%	12.27%	12.05%
VIP - Growth & Income Investor Class
2010	2,266	$11.85	$16.38	$ 26,858	0.10%	0.25%	0.73%	18.49%	14.36%
2009	2,179	$14.32	$9.73	$ 21,719	0.25%	0.35%	1.07%	26.84%	26.72%
2008	2,497	$7.67	$7.67	$ 19,159	0.25%	0.25%	1.09%	(41.95%)	(41.95%)
2007	2,157	$13.22	$13.22	$ 28,518	0.25%	0.25%	1.80%	11.77%	11.77%
2006	1,263	$11.83	$11.83	$ 14,936	0.25%	0.25%	0.51%	12.67%	12.67%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities
2010	4,664	$13.11	$12.81	$ 60,910	0.80%	1.00%	0.21%	22.75%	22.50%
2009	5,149	$10.68	$10.45	$ 54,816	0.80%	1.00%	0.50%	44.68%	44.39%
2008	4,849	$7.38	$7.24	$ 35,694	0.80%	1.00%	0.38%	(55.38%)	(55.47%)
2007	6,129	$16.55	$16.26	$ 101,147	0.80%	1.00%	-	22.19%	21.94%
2006	7,163	$13.54	$13.33	$ 96,768	0.80%	1.00%	0.78%	4.61%	4.40%
VIP - Growth Opportunities Investor Class
2010	2,907	$12.20	$20.37	$ 34,050	0.10%	0.25%	0.17%	21.97%	23.30%
2009	2,814	$16.52	$8.92	$ 25,849	0.25%	0.35%	0.56%	45.21%	45.06%
2008	1,056	$6.14	$6.14	$ 6,487	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	1,422	$13.70	$13.70	$ 19,479	0.25%	0.25%	-	22.72%	22.72%
2006	534	$11.16	$11.16	$ 5,960	0.25%	0.25%	0.62%	5.00%	5.00%
VIP - Mid Cap
2010	17,682	$26.34	$25.78	$ 464,251	0.80%	1.00%	0.37%	27.80%	27.55%
2009	18,880	$20.61	$20.21	$ 387,986	0.80%	1.00%	0.69%	38.97%	38.69%
2008	21,386	$14.83	$14.58	$ 316,322	0.80%	1.00%	0.44%	(39.93%)	(40.05%)
2007	27,031	$24.69	$24.31	$ 665,751	0.80%	1.00%	0.91%	14.70%	14.46%
2006	34,576	$21.53	$21.24	$ 742,899	0.80%	1.00%	0.37%	11.80%	11.58%
VIP - Mid Cap Investor Class
2010	20,912	$11.62	$20.85	$ 306,656	0.10%	0.25%	0.33%	16.16%	28.35%
2009	16,772	$16.25	$11.63	$ 199,392	0.25%	0.35%	0.65%	39.63%	39.49%
2008	16,196	$8.33	$8.33	$ 134,928	0.25%	0.25%	0.38%	(39.65%)	(39.65%)
2007	16,509	$13.80	$13.80	$ 227,889	0.25%	0.25%	0.75%	15.17%	15.17%
2006	12,345	$11.99	$11.99	$ 147,969	0.25%	0.25%	0.22%	12.31%	12.31%
VIP - Value Strategies
2010	3,817	$15.11	$14.89	$ 57,532	0.80%	1.00%	0.51%	25.62%	25.37%
2009	4,139	$12.03	$11.88	$ 49,665	0.80%	1.00%	0.61%	56.33%	56.01%
2008	4,475	$7.70	$7.61	$ 34,365	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	6,661	$15.88	$15.75	$ 105,634	0.80%	1.00%	0.94%	4.88%	4.66%
2006	7,254	$15.15	$15.05	$ 109,755	0.80%	1.00%	0.63%	15.41%	15.17%
VIP - Value Strategies Investor Class
2010	3,681	$12.13	$25.29	$ 46,862	0.10%	0.25%	0.44%	21.28%	26.11%
2009	3,719	$20.05	$9.58	$ 36,723	0.25%	0.35%	0.58%	57.12%	56.96%
2008	3,164	$6.10	$6.10	$ 19,293	0.25%	0.25%	0.60%	(51.33%)	(51.33%)
2007	4,462	$12.53	$12.53	$ 55,898	0.25%	0.25%	0.77%	5.26%	5.26%
2006	2,492	$11.90	$11.90	$ 29,662	0.25%	0.25%	0.29%	15.89%	15.89%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities
2010	1,494	$12.82	$12.58	$ 19,116	0.80%	1.00%	2.76%	10.31%	10.09%
2009	1,898	$11.62	$11.42	$ 22,008	0.80%	1.00%	3.05%	14.50%	14.26%
2008	2,822	$10.15	$10.00	$ 28,577	0.80%	1.00%	1.86%	(36.12%)	(36.25%)
2007	4,464	$15.89	$15.68	$ 70,793	0.80%	1.00%	1.57%	19.70%	19.45%
2006	5,008	$13.27	$13.13	$ 66,381	0.80%	1.00%	2.03%	30.74%	30.48%
VIP - Utilities Investor Class
2010	1,421	$10.49	$13.17	$ 17,799	0.10%	0.25%	3.06%	4.88%	10.69%
2009	1,265	$11.90	$11.67	$ 14,786	0.25%	0.35%	3.26%	14.95%	14.83%
2008	1,670	$10.16	$10.16	$ 16,955	0.25%	0.25%	1.95%	(35.81%)	(35.81%)
2007	2,092	$15.82	$15.82	$ 33,094	0.25%	0.25%	1.94%	20.23%	20.23%
2006	1,213	$13.16	$13.16	$ 15,957	0.25%	0.25%	3.19%	31.24%	31.24%
VIP - Technology
2010	6,179	$14.94	$14.66	$ 92,109	0.80%	1.00%	-	26.73%	26.47%
2009	6,897	$11.79	$11.59	$ 81,160	0.80%	1.00%	0.18%	94.45%	94.06%
2008	3,817	$6.06	$5.97	$ 23,110	0.80%	1.00%	0.14%	(51.17%)	(51.26%)
2007	5,228	$12.41	$12.25	$ 64,826	0.80%	1.00%	-	14.43%	14.20%
2006	5,368	$10.85	$10.73	$ 58,180	0.80%	1.00%	-	7.32%	7.11%
VIP - Technology Investor Class
2010	5,246	$12.44	$29.07	$ 84,555	0.10%	0.25%	-	24.35%	27.24%
2009	4,367	$22.85	$12.80	$ 59,218	0.25%	0.35%	0.14%	95.44%	95.24%
2008	1,784	$6.55	$6.55	$ 11,682	0.25%	0.25%	0.06%	(50.97%)	(50.97%)
2007	2,357	$13.36	$13.36	$ 31,480	0.25%	0.25%	-	14.86%	14.86%
2006	1,304	$11.63	$11.63	$ 15,161	0.25%	0.25%	-	7.83%	7.83%
VIP - Energy
2010	5,448	$25.19	$24.72	$ 136,935	0.80%	1.00%	0.59%	18.50%	18.26%
2009	6,591	$21.26	$20.90	$ 139,825	0.80%	1.00%	0.44%	46.84%	46.54%
2008	7,589	$14.48	$14.26	$ 109,664	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	10,071	$31.94	$31.53	$ 321,162	0.80%	1.00%	0.28%	44.80%	44.51%
2006	11,453	$22.06	$21.82	$ 252,323	0.80%	1.00%	0.58%	15.98%	15.75%
VIP - Energy Investor Class
2010	6,428	$13.14	$19.69	$ 95,287	0.10%	0.25%	0.54%	31.39%	18.96%
2009	6,606	$16.56	$12.43	$ 83,423	0.25%	0.35%	0.42%	47.42%	47.27%
2008	6,009	$8.43	$8.43	$ 50,657	0.25%	0.25%	0.02%	(54.43%)	(54.43%)
2007	6,380	$18.50	$18.50	$ 118,044	0.25%	0.25%	0.26%	45.51%	45.51%
2006	3,822	$12.71	$12.71	$ 48,591	0.25%	0.25%	0.85%	16.40%	16.40%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Health Care
2010	2,289	$14.36	$14.09	$ 32,803	0.80%	1.00%	0.17%	16.41%	16.18%
2009	2,735	$12.34	$12.13	$ 33,678	0.80%	1.00%	0.31%	31.58%	31.32%
2008	3,706	$9.38	$9.24	$ 34,692	0.80%	1.00%	0.38%	(32.77%)	(32.90%)
2007	3,507	$13.95	$13.77	$ 48,860	0.80%	1.00%	0.54%	9.32%	9.10%
2006	4,873	$12.76	$12.62	$ 62,099	0.80%	1.00%	0.05%	5.49%	5.28%
VIP - Health Care Investor Class
2010	2,177	$11.96	$17.66	$ 28,133	0.10%	0.25%	0.11%	19.65%	16.86%
2009	2,027	$15.11	$10.77	$ 22,319	0.25%	0.35%	0.24%	32.20%	32.06%
2008	2,492	$8.15	$8.15	$ 20,299	0.25%	0.25%	0.31%	(32.48%)	(32.48%)
2007	1,873	$12.06	$12.06	$ 22,595	0.25%	0.25%	0.35%	9.74%	9.74%
2006	1,366	$10.99	$10.99	$ 15,018	0.25%	0.25%	0.06%	5.95%	5.95%
VIP - Financial Services
2010	2,045	$8.66	$8.50	$ 17,678	0.80%	1.00%	0.20%	6.42%	6.21%
2009	2,206	$8.14	$8.00	$ 17,938	0.80%	1.00%	1.34%	26.28%	26.02%
2008	2,504	$6.45	$6.35	$ 16,123	0.80%	1.00%	2.22%	(50.48%)	(50.58%)
2007	1,642	$13.02	$12.85	$ 21,341	0.80%	1.00%	2.71%	(14.12%)	(14.30%)
2006	2,671	$15.16	$14.99	$ 40,436	0.80%	1.00%	1.17%	15.36%	15.13%
VIP - Financial Services Investor Class
2010	2,304	$11.47	$18.12	$ 19,588	0.10%	0.25%	0.17%	14.67%	6.90%
2009	2,202	$16.95	$6.75	$ 15,278	0.25%	0.35%	1.38%	26.98%	26.86%
2008	2,059	$5.31	$5.31	$ 10,941	0.25%	0.25%	2.51%	(50.30%)	(50.30%)
2007	891	$10.69	$10.69	$ 9,524	0.25%	0.25%	2.60%	(13.81%)	(13.81%)
2006	964	$12.40	$12.40	$ 11,954	0.25%	0.25%	0.53%	15.83%	15.83%
VIP - Industrials
2010	1,804	$22.16	$21.75	$ 39,862	0.80%	1.00%	0.66%	30.04%	29.78%
2009	1,755	$17.04	$16.76	$ 29,836	0.80%	1.00%	1.11%	39.10%	38.82%
2008	1,796	$12.25	$12.07	$ 21,961	0.80%	1.00%	1.05%	(40.32%)	(40.44%)
2007	1,978	$20.53	$20.27	$ 40,545	0.80%	1.00%	0.56%	17.34%	17.11%
2006	2,376	$17.50	$17.31	$ 41,526	0.80%	1.00%	0.86%	14.71%	14.47%
VIP - Industrials Investor Class
2010	2,934	$12.20	$21.62	$ 44,301	0.10%	0.25%	0.66%	21.97%	30.54%
2009	1,929	$16.56	$11.93	$ 23,350	0.25%	0.35%	1.04%	39.67%	39.48%
2008	1,810	$8.54	$8.54	$ 15,465	0.25%	0.25%	1.03%	(39.99%)	(39.99%)
2007	1,651	$14.24	$14.24	$ 23,514	0.25%	0.25%	0.69%	17.82%	17.82%
2006	977	$12.09	$12.09	$ 11,811	0.25%	0.25%	1.29%	15.14%	15.14%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Discretionary
2010	1,051	$13.28	$13.03	$ 13,914	0.80%	1.00%	0.27%	30.25%	29.98%
2009	350	$10.19	$10.02	$ 3,553	0.80%	1.00%	0.53%	37.21%	36.93%
2008	283	$7.43	$7.32	$ 2,099	0.80%	1.00%	0.58%	(34.63%)	(34.76%)
2007	275	$11.36	$11.22	$ 3,118	0.80%	1.00%	0.22%	(8.88%)	(9.06%)
2006	738	$12.47	$12.34	$ 9,189	0.80%	1.00%	0.66%	11.73%	11.50%
VIP - Consumer Discretionary Investor Class
2010	1,711	$12.10	$22.16	$ 22,490	0.10%	0.25%	0.18%	21.00%	30.74%
2009	398	$16.95	$9.37	$ 3,868	0.25%	0.35%	0.66%	37.83%	37.69%
2008	177	$6.80	$6.80	$ 1,200	0.25%	0.25%	0.44%	(34.26%)	(34.26%)
2007	198	$10.34	$10.34	$ 2,050	0.25%	0.25%	0.16%	(8.52%)	(8.52%)
2006	360	$11.30	$11.30	$ 4,073	0.25%	0.25%	1.16%	12.34%	12.34%
VIP - Real Estate
2010	2,569	$19.50	$19.21	$ 50,017	0.80%	1.00%	1.41%	29.38%	29.12%
2009	2,503	$15.07	$14.88	$ 37,673	0.80%	1.00%	2.86%	36.59%	36.32%
2008	2,721	$11.03	$10.92	$ 29,984	0.80%	1.00%	2.60%	(40.35%)	(40.47%)
2007	3,150	$18.50	$18.34	$ 58,211	0.80%	1.00%	0.91%	(18.39%)	(18.55%)
2006	8,004	$22.66	$22.52	$ 181,265	0.80%	1.00%	1.66%	35.62%	35.35%
VIP - Real Estate Investor Class
2010	4,354	$10.86	$26.59	$ 56,952	0.10%	0.25%	1.48%	8.58%	29.84%
2009	3,094	$20.48	$9.60	$ 31,467	0.25%	0.35%	3.02%	37.23%	37.09%
2008	3,006	$6.99	$6.99	$ 21,022	0.25%	0.25%	2.82%	(40.06%)	(40.06%)
2007	2,515	$11.67	$11.67	$ 29,336	0.25%	0.25%	1.21%	(18.04%)	(18.04%)
2006	3,095	$14.23	$14.23	$ 44,046	0.25%	0.25%	2.59%	36.19%	36.19%
VIP - Strategic Income
2010	8,964	$15.60	$15.39	$ 139,473	0.80%	1.00%	4.11%	8.76%	8.54%
2009	10,530	$14.34	$14.18	$ 150,729	0.80%	1.00%	4.92%	28.98%	28.72%
2008	8,049	$11.12	$11.01	$ 89,331	0.80%	1.00%	4.95%	(10.92%)	(11.10%)
2007	8,464	$12.48	$12.39	$ 105,500	0.80%	1.00%	4.48%	4.74%	4.52%
2006	9,275	$11.92	$11.85	$ 110,417	0.80%	1.00%	4.24%	7.00%	6.79%
VIP - Strategic Income Investor Class
2010	42,845	$10.25	$15.00	$ 580,146	0.10%	0.25%	4.64%	2.50%	9.28%
2009	32,809	$13.73	$13.27	$ 438,663	0.25%	0.35%	5.39%	29.74%	29.61%
2008	21,024	$10.22	$10.22	$ 214,969	0.25%	0.25%	5.21%	(10.56%)	(10.56%)
2007	18,325	$11.43	$11.43	$ 209,503	0.25%	0.25%	5.98%	5.28%	5.28%
2006	8,631	$10.86	$10.86	$ 93,727	0.25%	0.25%	7.24%	7.58%	7.58%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Strategies
2010	564	$11.91	$11.78	$ 6,697	0.80%	1.00%	-	23.97%	23.72%
2009	469	$9.61	$9.52	$ 4,496	0.80%	1.00%	-	38.61%	38.33%
2008	590	$6.93	$6.88	$ 4,084	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	964	$13.64	$13.57	$ 13,141	0.80%	1.00%	-	16.58%	16.34%
2006	382	$11.70	$11.67	$ 4,473	0.80%	1.00%	-	7.66%	7.45%
VIP - Growth Strategies Investor Class
2010	668	$12.14	$20.34	$ 8,333	0.10%	0.25%	-	21.40%	24.43%
2009	464	$16.34	$9.27	$ 4,413	0.25%	0.35%	-	39.42%	39.28%
2008	593	$6.65	$6.65	$ 3,945	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	700	$13.04	$13.04	$ 9,126	0.25%	0.25%	-	17.10%	17.10%
2006	301	$11.13	$11.13	$ 3,353	0.25%	0.25%	-	8.17%	8.17%
VIP - International Capital Appreciation
2006	-	-	-	-	0.80%	1.00%	-	1.22%	1.18%
VIP - International Capital Appreciation, Class R
2010	1,192	$11.72	$11.59	$ 13,958	0.80%	1.00%	1.07%	14.81%	14.58%
2009	1,497	$10.21	$10.12	$ 15,276	0.80%	1.00%	1.00%	54.52%	54.21%
2008	1,145	$6.61	$6.56	$ 7,560	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	2,168	$13.49	$13.42	$ 29,215	0.80%	1.00%	0.83%	4.32%	4.11%
2006	1,136	$12.93	$12.89	$ 14,688	0.80%	1.00%	0.83%	13.58%	13.36%
VIP - International Capital Appreciation Investor Class
2010	2,159	$11.88	$22.85	$ 26,163	0.10%	0.25%	1.14%	18.82%	15.32%
2009	2,447	$19.82	$9.83	$ 25,060	0.25%	0.35%	1.00%	55.22%	55.06%
2008	2,031	$6.33	$6.33	$ 12,865	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	2,681	$12.86	$12.86	$ 34,491	0.25%	0.25%	0.66%	4.80%	4.80%
2006	1,810	$12.28	$12.28	$ 22,216	0.25%	0.25%	0.87%	13.94%	13.94%
VIP - Value Leaders
2010	950	$9.77	$9.66	$ 9,261	0.80%	1.00%	1.20%	9.16%	8.94%
2009	1,343	$8.95	$8.87	$ 12,005	0.80%	1.00%	1.52%	26.89%	26.63%
2008	2,542	$7.05	$7.00	$ 17,904	0.80%	1.00%	1.81%	(45.05%)	(45.16%)
2007	2,024	$12.84	$12.77	$ 25,966	0.80%	1.00%	1.08%	3.72%	3.51%
2006	3,054	$12.37	$12.34	$ 37,775	0.80%	1.00%	0.87%	14.26%	14.03%
VIP - Value Leaders Investor Class
2010	1,504	$11.41	$16.59	$ 15,574	0.10%	0.25%	1.15%	14.11%	9.73%
2009	1,975	$15.12	$8.76	$ 17,503	0.25%	0.35%	1.56%	27.40%	27.28%
2008	3,147	$6.88	$6.88	$ 21,639	0.25%	0.25%	1.67%	(44.81%)	(44.81%)
2007	2,912	$12.46	$12.46	$ 36,274	0.25%	0.25%	1.29%	4.22%	4.22%
2006	2,197	$11.95	$11.95	$ 26,254	0.25%	0.25%	1.52%	14.70%	14.70%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value
2010	1,649	$10.78	$10.66	$ 17,724	0.80%	1.00%	1.34%	16.88%	16.64%
2009	1,740	$9.22	$9.14	$ 16,020	0.80%	1.00%	1.11%	41.52%	41.23%
2008	1,166	$6.52	$6.47	$ 7,595	0.80%	1.00%	0.93%	(46.97%)	(47.08%)
2007	1,392	$12.29	$12.23	$ 17,088	0.80%	1.00%	0.57%	1.27%	1.07%
2006	1,127	$12.13	$12.10	$ 13,671	0.80%	1.00%	1.26%	13.84%	13.61%
VIP - Value Investor Class
2010	3,046	$11.67	$20.58	$ 34,759	0.10%	0.25%	1.31%	16.72%	17.37%
2009	3,149	$17.53	$9.05	$ 29,562	0.25%	0.35%	0.97%	42.05%	41.91%
2008	2,420	$6.37	$6.37	$ 15,419	0.25%	0.25%	0.82%	(46.66%)	(46.66%)
2007	2,885	$11.95	$11.95	$ 34,465	0.25%	0.25%	0.57%	1.73%	1.73%
2006	1,679	$11.74	$11.74	$ 19,714	0.25%	0.25%	1.17%	14.20%	14.20%
VIP - Growth Stock
2010	546	$12.13	$12.00	$ 6,619	0.80%	1.00%	-	19.09%	18.85%
2009	493	$10.19	$10.09	$ 5,017	0.80%	1.00%	0.43%	43.70%	43.41%
2008	441	$7.09	$7.04	$ 3,120	0.80%	1.00%	0.12%	(45.11%)	(45.23%)
2007	804	$12.91	$12.85	$ 10,372	0.80%	1.00%	-	21.68%	21.43%
2006	459	$10.61	$10.58	$ 4,876	0.80%	1.00%	0.05%	0.31%	0.11%
VIP - Growth Stock Investor Class
2010	1,049	$11.97	$19.56	$ 13,485	0.10%	0.25%	-	19.73%	19.60%
2009	603	$16.36	$10.10	$ 6,440	0.25%	0.35%	0.45%	44.28%	44.14%
2008	437	$7.00	$7.00	$ 3,061	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	669	$12.69	$12.69	$ 8,494	0.25%	0.25%	-	22.15%	22.15%
2006	351	$10.39	$10.39	$ 3,652	0.25%	0.25%	0.02%	0.69%	0.69%
VIP - Freedom Income
2010	764	$12.35	$12.35	$ 9,435	0.80%	0.80%	1.86%	6.63%	6.63%
2009	932	$11.58	$11.58	$ 10,795	0.80%	0.80%	4.15%	14.03%	14.03%
2008	711	$10.16	$10.16	$ 7,221	0.80%	0.80%	3.51%	(11.17%)	(11.17%)
2007	685	$11.44	$11.44	$ 7,833	0.80%	0.80%	3.71%	5.35%	5.35%
2006	701	$10.86	$10.86	$ 7,614	0.80%	0.80%	3.75%	6.09%	6.09%
VIP - Freedom Income Investor Class
2010	2,484	$10.38	$12.86	$ 30,246	0.10%	0.25%	1.97%	3.76%	7.16%
2009	1,999	$12.00	$11.69	$ 23,498	0.25%	0.35%	4.23%	14.57%	14.45%
2008	1,515	$10.20	$10.20	$ 15,455	0.25%	0.25%	3.22%	(10.77%)	(10.77%)
2007	1,644	$11.43	$11.43	$ 18,793	0.25%	0.25%	5.58%	5.81%	5.81%
2006	958	$10.81	$10.81	$ 10,356	0.25%	0.25%	0.21%	6.57%	6.57%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2005
2010	421	$12.51	$12.51	$ 5,267	0.80%	0.80%	1.90%	10.45%	10.45%
2009	556	$11.33	$11.33	$ 6,295	0.80%	0.80%	4.01%	22.04%	22.04%
2008	584	$9.28	$9.28	$ 5,417	0.80%	0.80%	3.50%	(24.44%)	(24.44%)
2007	654	$12.28	$12.28	$ 8,036	0.80%	0.80%	3.26%	7.78%	7.78%
2006	596	$11.40	$11.40	$ 6,795	0.80%	0.80%	2.82%	8.71%	8.71%
VIP - Freedom 2005 Investor Class
2010	703	$10.79	$14.83	$ 8,992	0.10%	0.25%	1.92%	7.91%	11.06%
2009	711	$13.36	$11.27	$ 8,217	0.25%	0.35%	4.27%	22.40%	22.28%
2008	622	$9.21	$9.21	$ 5,734	0.25%	0.25%	3.01%	(24.10%)	(24.10%)
2007	608	$12.14	$12.14	$ 7,373	0.25%	0.25%	4.26%	8.28%	8.28%
2006	379	$11.21	$11.21	$ 4,253	0.25%	0.25%	0.34%	9.44%	9.44%
VIP - Freedom 2010
2010	1,365	$12.68	$12.68	$ 17,308	0.80%	0.80%	2.12%	12.05%	12.05%
2009	1,471	$11.31	$11.31	$ 16,644	0.80%	0.80%	3.99%	23.28%	23.28%
2008	1,681	$9.18	$9.18	$ 15,426	0.80%	0.80%	2.71%	(25.65%)	(25.65%)
2007	1,862	$12.34	$12.34	$ 22,972	0.80%	0.80%	2.74%	7.84%	7.84%
2006	1,608	$11.45	$11.45	$ 18,409	0.80%	0.80%	2.11%	8.95%	8.95%
VIP - Freedom 2010 Investor Class
2010	3,835	$10.91	$15.29	$ 49,257	0.10%	0.25%	2.20%	9.14%	12.52%
2009	3,802	$13.58	$11.25	$ 43,489	0.25%	0.35%	4.18%	23.78%	23.66%
2008	4,117	$9.09	$9.09	$ 37,407	0.25%	0.25%	2.97%	(25.17%)	(25.17%)
2007	4,313	$12.14	$12.14	$ 52,377	0.25%	0.25%	4.00%	8.36%	8.36%
2006	2,571	$11.21	$11.21	$ 28,808	0.25%	0.25%	0.22%	9.21%	9.21%
VIP - Freedom 2015
2010	2,369	$12.82	$12.82	$ 30,377	0.80%	0.80%	2.16%	12.18%	12.18%
2009	2,537	$11.43	$11.43	$ 29,000	0.80%	0.80%	3.93%	24.28%	24.28%
2008	2,351	$9.20	$9.20	$ 21,625	0.80%	0.80%	2.87%	(27.61%)	(27.61%)
2007	2,212	$12.71	$12.71	$ 28,100	0.80%	0.80%	3.05%	8.45%	8.45%
2006	1,658	$11.72	$11.72	$ 19.429	0.80%	0.80%	1.39%	10.15%	10.15%
VIP - Freedom 2015 Investor Class
2010	4,837	$10.94	$15.51	$ 62,259	0.10%	0.25%	2.29%	9.44%	12.70%
2009	4,771	$13.77	$11.30	$ 54,736	0.25%	0.35%	4.05%	24.94%	24.81%
2008	4,872	$9.05	$9.05	$ 44,069	0.25%	0.25%	3.04%	(27.30%)	(27.30%)
2007	4,476	$12.44	$12.44	$ 55,690	0.25%	0.25%	3.72%	8.99%	8.99%
2006	3,210	$11.42	$11.42	$ 36,647	0.25%	0.25%	0.14%	10.61%	10.61%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020
2010	1,967	$12.66	$12.66	$ 24,908	0.80%	0.80%	2.12%	13.57%	13.57%
2009	2,090	$11.15	$11.15	$ 23,309	0.80%	0.80%	3.56%	27.94%	27.94%
2008	2,003	$8.72	$8.72	$ 17,457	0.80%	0.80%	2.61%	(33.14%)	(33.14%)
2007	1,864	$13.04	$13.04	$ 24,299	0.80%	0.80%	2.34%	9.35%	9.35%
2006	1,502	$11.92	$11.92	$ 17,907	0.80%	0.80%	1.69%	11.06%	11.06%
VIP - Freedom 2020 Investor Class
2010	6,663	$11.14	$16.42	$ 85,916	0.10%	0.25%	2.25%	11.42%	14.10%
2009	6,396	$14.39	$10.97	$ 71,713	0.25%	0.35%	3.79%	28.43%	28.30%
2008	6,231	$8.54	$8.54	$ 53,246	0.25%	0.25%	2.78%	(32.80%)	(32.80%)
2007	5,410	$12.72	$12.72	$ 68,795	0.25%	0.25%	3.46%	9.92%	9.92%
2006	3,741	$11.57	$11.57	$ 43,281	0.25%	0.25%	0.24%	11.55%	11.55%
VIP - Freedom 2025
2010	1,039	$12.79	$12.79	$ 13,290	0.80%	0.80%	2.22%	14.86%	14.86%
2009	1,031	$11.13	$11.13	$ 11,474	0.80%	0.80%	3.70%	29.01%	29.01%
2008	959	$8.63	$8.63	$ 8,271	0.80%	0.80%	2.72%	(34.69%)	(34.69%)
2007	890	$13.21	$13.21	$ 11,761	0.80%	0.80%	2.68%	9.61%	9.61%
2006	522	$12.05	$12.05	$ 6,288	0.80%	0.80%	1.86%	11.59%	11.59%
VIP - Freedom 2025 Investor Class
2010	3,128	$11.30	$16.86	$ 41,723	0.10%	0.25%	2.26%	13.03%	15.43%
2009	2,732	$14.61	$10.91	$ 30,890	0.25%	0.35%	3.55%	29.63%	29.50%
2008	2,399	$8.42	$8.42	$ 20,188	0.25%	0.25%	2.91%	(34.38%)	(34.38%)
2007	2,040	$12.83	$12.83	$ 26,159	0.25%	0.25%	3.46%	10.11%	10.11%
2006	1,175	$11.65	$11.65	$ 13,680	0.25%	0.25%	0.17%	11.98%	11.98%
VIP - Freedom 2030
2010	1,076	$12.48	$12.48	$ 13,427	0.80%	0.80%	2.09%	15.15%	15.15%
2009	1,132	$10.84	$10.84	$ 12,275	0.80%	0.80%	2.43%	30.61%	30.61%
2008	1,245	$8.30	$8.30	$ 10,336	0.80%	0.80%	2.20%	(38.54%)	(38.54%)
2007	1,335	$13.51	$13.51	$ 18,031	0.80%	0.80%	2.27%	10.47%	10.47%
2006	973	$12.23	$12.23	$ 11,893	0.80%	0.80%	1.90%	12.29%	12.29%
VIP - Freedom 2030 Investor Class
2010	3,284	$11.41	$17.32	$ 42,626	0.10%	0.25%	2.21%	14.08%	15.75%
2009	2,920	$14.96	$10.58	$ 31,837	0.25%	0.35%	2.81%	31.24%	31.11%
2008	2,846	$8.06	$8.06	$ 22,948	0.25%	0.25%	2.97%	(38.28%)	(38.28%)
2007	2,181	$13.06	$13.06	$ 28,486	0.25%	0.25%	2.38%	11.00%	11.00%
2006	1,150	$11.77	$11.77	$ 13,534	0.25%	0.25%	0.28%	12.83%	12.83%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income I
2010	645	$12.46	$12.46	$ 8,041	0.60%	0.60%	2.40%	11.17%	11.17%
2009	583	$11.21	$11.21	$ 6,530	0.60%	0.60%	4.22%	22.02%	22.02%
2008	633	$9.19	$9.19	$ 5,816	0.60%	0.60%	3.49%	(23.15%)	(23.15%)
2007	714	$11.95	$11.95	$ 8,532	0.60%	0.60%	3.05%	7.50%	7.50%
2006	669	$11.12	$11.12	$ 7,445	0.60%	0.60%	2.49%	8.50%	8.50%
VIP - Freedom Lifetime Income II
2010	1,122	$12.52	$12.52	$ 14,047	0.60%	0.60%	2.21%	12.31%	12.31%
2009	1,221	$11.15	$11.15	$ 13,617	0.60%	0.60%	4.32%	25.68%	25.68%
2008	1,399	$8.87	$8.87	$ 12,412	0.60%	0.60%	2.94%	(28.93%)	(28.93%)
2007	1,658	$12.48	$12.48	$ 20,699	0.60%	0.60%	2.64%	9.01%	9.01%
2006	1,385	$11.45	$11.45	$ 15,855	0.60%	0.60%	2.16%	10.71%	10.71%
VIP - Freedom Lifetime Income III
2010	545	$12.37	$12.37	$ 6,741	0.60%	0.60%	2.07%	15.28%	15.28%
2009	618	$10.73	$10.73	$ 6,628	0.60%	0.60%	3.43%	29.56%	29.56%
2008	654	$8.28	$8.28	$ 5,416	0.60%	0.60%	2.53%	(35.64%)	(35.64%)
2007	758	$12.87	$12.87	$ 9,760	0.60%	0.60%	2.44%	10.21%	10.21%
2006	654	$11.68	$11.68	$ 7,638	0.60%	0.60%	1.83%	12.11%	12.11%
VIP - Disciplined Small Cap
2010	1,891	$9.72	$9.63	$ 18,362	0.80%	1.00%	0.38%	24.54%	24.29%
2009	1,584	$7.80	$7.75	$ 12,349	0.80%	1.00%	0.58%	21.30%	21.06%
2008	1,165	$6.43	$6.40	$ 7,483	0.80%	1.00%	1.08%	(34.31%)	(34.45%)
2007	958	$9.79	$9.76	$ 9,377	0.80%	1.00%	0.45%	(3.03%)	(3.23%)
2006	815	$10.10	$10.09	$ 8,233	0.80%	1.00%	0.33%	1.01%	0.87%
VIP - Disciplined Small Cap Investor Class
2010	3,960	$12.39	$18.41	$ 45,481	0.10%	0.25%	0.39%	23.85%	25.04%
2009	2,832	$14.72	$7.93	$ 23,848	0.25%	0.35%	0.48%	21.79%	21.66%
2008	2,242	$6.51	$6.51	$ 14,603	0.25%	0.25%	0.77%	(34.00%)	(34.00%)
2007	1,875	$9.87	$9.87	$ 18,504	0.25%	0.25%	0.46%	(2.65%)	(2.65%)
2006	937	$10.14	$10.14	$ 9,498	0.25%	0.25%	0.24%	1.37%	1.37%
VIP - FundsManager 20%
2010	28,911	$10.37	$11.52	$ 341,711	0.10%	1.00%	1.81%	3.72%	6.39%
2009	21,329	$11.13	$10.83	$ 237,503	0.25%	1.00%	2.19%	10.04%	9.22%
2008	13,494	$10.12	$9.92	$ 135,995	0.25%	1.00%	3.39%	(8.47%)	(9.16%)
2007	9,370	$11.06	$10.92	$ 103,405	0.25%	1.00%	4.33%	5.75%	4.95%
2006	2,039	$10.45	$10.40	$ 21,296	0.25%	1.00%	3.03%	4.54%	4.01% (f)
VIP - FundsManager 50%
2010	50,741	$10.90	$11.17	$ 602,036	0.10%	1.00%	1.77%	8.98%	10.77%
2009	43,615	$10.36	$10.08	$ 459,817	0.25%	1.00%	2.08%	18.68%	17.79%
2008	33,766	$8.73	$8.56	$ 293,413	0.25%	1.00%	2.69%	(22.77%)	(23.35%)
2007	28,535	$11.31	$11.17	$ 321,865	0.25%	1.00%	2.98%	6.82%	6.01%
2006	11,776	$10.59	$10.53	$ 124,477	0.25%	1.00%	2.29%	5.86%	5.33% (f)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 60%
2010	105,607	$11.11	$14.97	$ 1,186,470	0.10%	1.40%	1.33%	11.06%	12.03%
2009	102,209	$9.19	$8.88	$ 1,015,988	0.25%	1.40%	1.84%	22.17%	20.94%
2008	73,201	$7.52	$7.34	$ 538,687	0.25%	1.25%	2.65%	(27.11%)	(27.66%)
2007	10,126	$10.17	$10.16	$ 102,926	1.10%	1.25%	1.35%	(0.37%)	(0.42%) (e)
VIP - FundsManager 70%
2010	41,225	$11.28	$10.64	$ 477,307	0.10%	1.00%	1.47%	12.82%	13.18%
2009	39,597	$9.66	$9.40	$ 393,728	0.25%	1.00%	1.75%	24.13%	23.20%
2008	36,449	$7.78	$7.63	$ 282,634	0.25%	1.00%	2.04%	(32.20%)	(32.71%)
2007	33,860	$11.48	$11.34	$ 387,737	0.25%	1.00%	2.15%	7.52%	6.71%
2006	14,742	$10.68	$10.62	$ 157,178	0.25%	1.00%	2.10%	6.77%	6.24% (f)
VIP - FundsManager 85%
2010	17,973	$11.54	$10.25	$ 198,844	0.10%	1.00%	1.19%	15.37%	15.04%
2009	17,082	$9.16	$8.91	$ 159,438	0.25%	1.00%	1.53%	28.24%	27.28%
2008	14,682	$7.15	$7.00	$ 104,371	0.25%	1.00%	1.49%	(38.35%)	(38.82%)
2007	13,237	$11.59	$11.45	$ 152,960	0.25%	1.00%	1.49%	8.35%	7.53%
2006	5,787	$10.70	$10.65	$ 61,818	0.25%	1.00%	1.61%	6.99%	6.45% (f)
VIP - Consumer Staples
2010	649	$11.84	$11.75	$ 7,687	0.80%	1.00%	1.42%	14.30%	14.07%
2009	774	$10.36	$10.30	$ 8,012	0.80%	1.00%	1.75%	19.77%	19.53%
2008	1,035	$8.65	$8.62	$ 8,951	0.80%	1.00%	1.71%	(21.98%)	(22.14%)
2007	431	$11.09	$11.07	$ 4,886	0.80%	1.00%	0.89%	10.87%	10.72% (d)
VIP - Consumer Staples Investor Class
2010	1,113	$11.20	$15.07	$ 13,672	0.10%	0.25%	1.66%	11.99%	14.73%
2009	895	$13.14	$10.49	$ 9,534	0.25%	0.35%	1.53%	20.37%	20.25%
2008	1,421	$8.72	$8.72	$ 12,389	0.25%	0.25%	1.95%	(21.60%)	(21.60%)
2007	335	$11.12	$11.12	$ 3,726	0.25%	0.25%	0.85%	11.19%	11.19% (d)
VIP - Materials
2010	3,231	$13.49	$13.39	$ 43,549	0.80%	1.00%	2.42%	27.52%	27.26%
2009	3,057	$10.58	$10.52	$ 32,312	0.80%	1.00%	1.21%	76.66%	76.31%
2008	1,547	$5.99	$5.97	$ 9,263	0.80%	1.00%	0.85%	(47.31%)	(47.42%)
2007	915	$11.36	$11.35	$ 10,416	0.80%	1.00%	1.09%	13.65%	13.49% (d)
VIP - Materials Investor Class
2010	3,577	$12.65	$27.81	$ 51,289	0.10%	0.25%	2.11%	26.52%	28.05%
2009	3,165	$21.72	$10.71	$ 35,394	0.25%	0.35%	1.34%	77.57%	77.39%
2008	1,179	$6.03	$6.03	$ 7,106	0.25%	0.25%	0.70%	(47.11%)	(47.11%)
2007	643	$11.40	$11.40	$ 7,335	0.25%	0.25%	0.96%	14.00%	14.00% (d)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Telecommunications
2010	363	$8.83	$8.76	$ 3,204	0.80%	1.00%	1.97%	16.60%	16.37%
2009	441	$7.57	$7.53	$ 3,342	0.80%	1.00%	1.71%	46.82%	46.53%
2008	147	$5.16	$5.14	$ 758	0.80%	1.00%	2.14%	(47.84%)	(47.94%)
2007	142	$9.89	$9.87	$ 1,403	0.80%	1.00%	0.31%	(1.12%)	(1.25%) (d)
VIP - Telecommunications Investor Class
2010	473	$11.43	$21.78	$ 5,008	0.10%	0.25%	2.17%	14.32%	17.08%
2009	430	$18.60	$7.66	$ 3,418	0.25%	0.35%	1.92%	47.53%	47.38%
2008	186	$5.20	$5.20	$ 969	0.25%	0.25%	1.87%	(47.60%)	(47.60%)
2007	174	$9.91	$9.91	$ 1,727	0.25%	0.25%	0.39%	(0.85%)	(0.85%) (d)
VIP - Emerging Markets
2010	3,177	$9.04	$9.00	$ 28,716	0.80%	1.00%	0.87%	17.06%	16.83%
2009	3,808	$7.73	$7.70	$ 29,412	0.80%	1.00%	0.54%	74.00%	73.65%
2008	605	$4.44	$4.43	$ 2,688	0.80%	1.00%	1.32%	(55.60%)	(55.66%) (c)
VIP - Emerging Markets Investor Class
2010	3,638	$11.63	$24.41	$ 40,744	0.10%	0.25%	0.89%	16.34%	17.42%
2009	4,014	$20.79	$7.79	$ 36,688	0.25%	0.35%	0.62%	75.12%	74.95%
2008	594	$4.45	$4.45	$ 2,642	0.25%	0.25%	1.39%	(55.53%)	(55.53%) (c)
UIF - Emerging Markets Equity
2010	9,841	$11.41	$28.32	$ 203,011	0.10%	1.00%	0.60%	14.14%	17.84%
2009	10,757	$24.03	$11.49	$ 197,690	0.25%	1.00%	-	69.42%	68.15%
2008	10,846	$6.78	$14.29	$ 120,234	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	17,884	$15.68	$33.28	$ 464,356	0.25%	1.00%	0.42%	40.10%	39.04%
2006	13,299	$11.19	$23.94	$ 291,299	0.25%	1.00%	0.71%	36.80%	35.78%
UIF - Emerging Markets Debt
2010	9,201	$9.89	$25.92	$ 139,380	0.10%	1.00%	3.47%	(1.12%)	8.65%
2009	4,678	$23.86	$12.70	$ 77,861	0.25%	1.00%	7.38%	29.88%	28.91%
2008	2,909	$9.78	$18.51	$ 40,810	0.25%	1.00%	7.44%	(15.19%)	(15.83%)
2007	3,149	$11.53	$21.99	$ 53,610	0.25%	1.00%	7.26%	6.26%	5.46%
2006	2,745	$10.85	$20.85	$ 52,592	0.25%	1.00%	8.00%	10.53%	9.70%
UIF - Global Tactical Asset Allocation (b)
2010	4,141	$11.29	$12.85	$ 48,648	0.10%	1.00%	2.88%	12.87%	4.63%
2009	5,129	$12.28	$9.15	$ 55,782	0.25%	1.00%	3.08%	32.20%	31.20%
2008	5,895	$6.92	$9.36	$ 48,777	0.25%	1.00%	3.30%	(44.76%)	(45.18%)
2007	8,245	$12.53	$17.07	$ 126,122	0.25%	1.00%	1.51%	14.30%	13.44%
2006	7,898	$10.96	$15.05	$ 112,108	0.25%	1.00%	0.09%	24.82%	23.89%
Invesco - Van Kampen Global Value Equity (b)
2010	1,986	$11.30	$14.16	$ 24,894	0.10%	1.00%	1.91%	13.04%	9.84%
2009	2,213	$13.11	$8.17	$ 25,073	0.25%	1.00%	7.10%	15.70%	14.84%
2008	2,646	$7.06	$11.23	$ 26,133	0.25%	1.00%	2.62%	(40.30%)	(40.75%)
2007	3,569	$11.82	$18.95	$ 59,901	0.25%	1.00%	1.85%	6.37%	5.57%
2006	3,756	$11.11	$17.95	$ 63,338	0.25%	1.00%	1.53%	20.90%	20.00%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Growth II
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	1,252	$13.69	$13.45	$ 17,121	0.80%	1.00%	0.13%	22.44%	22.19%
2006	1,643	$11.18	$11.01	$ 18.344	0.80%	1.00%	-	6.34%	6.13%
OMIF - Small Cap
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	3,174	$25.12	$24.69	$ 79,472	0.80%	1.00%	-	5.78%	5.57%
2006	3,889	$23.75	$23.39	$ 92,094	0.80%	1.00%	-	15.80%	15.57%
OMIF - Select Value
2008	-	-	-	-	-	-	0.95%	(23.08%)	(23.23%)
2007	1,436	$21.57	$21.20	$ 30,856	0.80%	1.00%	1.17%	4.67%	4.46%
2006	1,712	$20.61	$20.30	$ 35,155	0.80%	1.00%	1.49%	24.73%	24.48%
OMIF - Columbus Circle Technology & Communications
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	4,513	$12.13	$11.92	$ 54,718	0.80%	1.00%	-	32.26%	31.99%
2006	6,194	$9.17	$9.03	$ 56,780	0.80%	1.00%	-	3.87%	3.66%
OMIF - Large Cap Growth
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	2,746	$21.00	$20.64	$ 57,589	0.80%	1.00%	-	22.71%	22.46%
2006	3,549	$17.11	$16.85	$ 60,664	0.80%	1.00%	-	7.23%	7.01%
WFAF - Advantage VT Discovery
2010	1,361	$21.61	$21.11	$ 29,322	0.80%	1.00%	-	34.46%	34.19%
2009	1,614	$16.07	$15.73	$ 25,873	0.80%	1.00%	-	39.18%	38.90%
2008	1,893	$11.55	$11.32	$ 21,805	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	2,313	$20.92	$20.56	$ 48,278	0.80%	1.00%	-	21.34%	21.09%
2006	2,951	$17.24	$16.98	$ 50,773	0.80%	1.00%	-	13.73%	13.50%
WFAF - Advantage VT Opportunity
2010	913	$24.08	$23.53	$ 21,916	0.80%	1.00%	0.76%	22.77%	22.52%
2009	1,078	$19.62	$19.20	$ 21,088	0.80%	1.00%	-	46.55%	46.26%
2008	1,267	$13.39	$13.13	$ 16,902	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	1,574	$22.53	$22.14	$ 35,369	0.80%	1.00%	0.59%	5.78%	5.56%
2006	1,973	$21.30	$20.97	$ 41,927	0.80%	1.00%	-	11.32%	11.10%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
CST - U.S. Equity Flex I
2010	1,192	$10.69	$10.44	$ 12,694	0.80%	1.00%	0.15%	13.54%	13.32%
2009	1,429	$9.41	$9.21	$ 13,407	0.80%	1.00%	1.13%	23.67%	23.42%
2008	1,762	$7.61	$7.46	$ 13,371	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	2,313	$11.73	$11.53	$ 27,071	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	3,382	$11.92	$11.74	$ 40,250	0.80%	1.00%	-	3.93%	3.72%
CST - International Equity Flex I
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	1,792	$6.12	$9.68	$ 16,462	0.25%	1.00%	1.78%	(41.18%)	(41.63%)
2007	1,576	$16.88	$16.59	$ 26,556	0.80%	1.00%	1.03%	15.66%	15.42%
2006	1,914	$14.59	$14.37	$ 27,899	0.80%	1.00%	1.08%	17.71%	17.47%
CST - International Equity Flex II
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	741	$7.29	$7.15	$ 5,390	0.80%	1.00%	1.71%	(47.18%)	(47.29%)
2007	1,091	$13.81	$13.57	$ 15,031	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	1,733	$14.49	$14.27	$ 25,066	0.80%	1.00%	-	12.30%	12.08%
CST - International Equity Flex III (a)
2010	1,913	$11.58	$11.22	$ 21,562	0.10%	1.00%	0.09%	15.75%	11.11%
2009	2,174	$10.10	$10.10	$ 21,955	0.25%	1.00%	-	51.24%	50.10%
Lazard - Retirement Emerging Markets
2010	14,464	$11.45	$15.19	$ 224,295	0.10%	1.00%	1.00%	14.45%	21.82%
2009	11,354	$20.22	$12.47	$ 146,840	0.25%	1.00%	4.26%	69.81%	68.53%
2008	7,385	$7.55	$7.40	$ 55,353	0.25%	1.00%	2.06%	(48.72%)	(49.11%)
2007	9,088	$14.72	$14.54	$ 133,122	0.25%	1.00%	2.08%	33.29%	32.29%
2006	3,496	$11.05	$10.99	$ 38,524	0.25%	1.00%	0.36%	10.45%	9.90% (f)
SAI - Mid Cap Value
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	419	$6.02	$6.00	$ 2,525	0.80%	1.00%	3.10%	(35.66%)	(35.79%)
2007	67	$9.36	$9.35	$ 630	0.80%	1.00%	0.67%	(6.35%)	(6.48%) (d)
SAI - Mid Cap Value Investor Class
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	351	$6.06	$6.06	$ 2,128	0.25%	0.25%	1.22%	(35.42%)	(35.42%)
2007	162	$9.39	$9.39	$ 1,522	0.25%	0.25%	0.73%	(6.10%)	(6.10%) (d)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
SAI - Small Cap Blend
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	534	$5.59	$5.57	$ 2,986	0.80%	1.00%	0.79%	(38.91%)	(39.03%)
2007	100	$9.15	$9.14	$ 908	0.80%	1.00%	0.21%	(8.47%)	(8.60%) (d)
SAI - Small Cap Blend Investor Class
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	649	$5.63	$5.63	$ 3,654	0.25%	0.25%	0.18%	(38.69%)	(38.69%)
2007	297	$9.18	$9.18	$ 2,724	0.25%	0.25%	0.15%	(8.21%)	(8.21%) (d)
PVIT- Low Duration (a)
2010	37,694	$10.08	$10.56	$ 395,385	0.10%	1.00%	1.55%	0.80%	4.24%
2009	13,286	$10.15	$10.14	$ 134,906	0.25%	1.00%	0.58%	1.12%	1.09%
PVIT- Real Return (a)
2010	18,731	$10.01	$11.00	$ 202,358	0.10%	1.00%	1.32%	0.10%	7.02%
2009	6,790	$10.29	$10.27	$ 69,878	0.25%	1.00%	0.97%	2.05%	2.02%
PVIT- Total Return (a)
2010	42,542	$9.99	$10.82	$ 455,439	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	15,137	$10.13	$10.11	$ 153,343	0.25%	1.00%	0.44%	0.65%	0.62%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 26, 2011

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0211
1.540223.113

PART C
OTHER INFORMATION

Item 24 Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(1) Statements of Assets and Liabilities and Statements of Operations for Fidelity Investments Variable Annuity Account I as of December 31, 2010.

(2) Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2010 and 2009.

(3) Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(4) Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2010 and 2009.

(5) Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2010, 2009, and 2008.

(6) Consolidated Statements of Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2010, 2009, and 2008.

(7) Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2010, 2009, and 2008.

(8) Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(9) There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC. (Note 1)

(4) Variable Annuity Policy (Note 2)

(5) Form of Application for Deferred Variable Annuity (Note 2)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Form of Reinsurance Agreement (Note 2)

(8) Not Applicable

(9) Legal opinion and consent of Edward M. Shea filed herein as Exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(14) Powers of Attorney

(a) Power of Attorney for Jeffrey K. Cimini (Note 3)

(b) Power of Attorney for William R. Ebsworth (Note 3)

(c) Power of Attorney for Kathleen A. Murphy (Note 3)

(d) Power of Attorney for Rodney R. Rohda (Note 3)

(e) Power of Attorney for Roger T. Servison (Note 3)

(f) Power of Attorney for Jon J. Skillman (Note 3)

(g) Power of Attorney for G. Michael Slovak (Note 3)

(h) Power of Attorney for Miles Mei (Note 3)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement, Reg. No 33-24400, filed on April 26, 1996.

(Note 2) Incorporated by reference from the Initial Registration Statement on Form N-4 (No. 811-05315), filed electronically on April 4, 2007

(Note 3) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-141878, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2010.

Item 25 Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

JEFFREY K. CIMINI, Director and President

WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

G. MICHAEL SLOVAK, Director

FLOYD L. SMITH, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

Robert J. Cummings	Senior Vice President, Client Services and Sales
Edward M. Shea	Vice President, General Counsel, and Secretary
Jeffrey C. Wall	Assistant Vice President, Operations
David A. Golino	Senior Vice President and Chief Financial Officer
Miles Mei	Treasurer
Felicia F. Tierney	Vice President, Human Resources
Ed Cady	Vice President, Systems and Technology
William J. Johnson Jr.	Actuary and Executive Vice President, Investment Product Development and Risk Management
Earl F. Martin	Appointed Actuary
Maryann P. Crews	Illustration Actuary
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer
Brett Wollam	Senior Vice President, Marketing

The address for each of the persons named in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26 Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27 Number of Contract Owners.

On March 31, 2011 there were 7,933 Qualified Contracts and 1,199 Non-Qualified Contracts.

Item 28 Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS
ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	Director, Chief Executive Officer and President
	Michael Durbin	Director
	Jeffrey Lagarce	Director
	Kathleen Murphy	Director
	John W. Callahan	Executive Vice President
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Tami R. Rash	Treasurer
	J. Gregory Wass	Assistant Treasurer
	David Forman	Secretary and Chief Legal Officer
	Norman Ashkenas	Secretary
	Peter D. Stahl	Assistant Secretary
	Susan Sturdy	Assistant Secretary
	Jim Smith	Senior Vice President, Real Estate
	Donald St. Peter	Vice President, Real Estate

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30 Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31 Management Services - Not applicable

Item 32 Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April, 2011.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Edward M. Shea
	Jeffrey K. Cimini		Edward M. Shea,
	President		Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2011.

Signature	Title

/s/ *		)
Jeffrey K. Cimini	President and Director	)
)
/s/ *		)
William R. Ebsworth	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Kathleen A. Murphy	Director	) By:	/s/ Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
Rodney R. Rhoda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
s/ *		)
G. Michael Slovak	Director	)